AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2009

                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 20 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 20 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2009 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on       , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

      |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                  The Achievement & The Educator
                                                              JEFFERSON NATIONAL
                                                               ANNUITY ACCOUNT E

                                                          MAY 1, 2009 PROSPECTUS

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                        The Achievement and The Educator
          Individual & Group Flexible Premium Variable Deferred Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

A I M Variable Insurance Funds - Class I                           Federated Insurance Series II
-----------------------------------------                          -----------------------------
o     AIM V.I. Core Equity Fund                                    o   Federated Capital Income Fund II
o     AIM V.I. Financial Services Fund                             o   Federated International Equity Fund II
o     AIM V.I. Global Health Care Fund                             Federated Insurance Series II - Primary
o     AIM V.I. Global Real Estate Fund                             ---------------------------------------
o     AIM V.I. High Yield Fund                                     o   Federated High Income Bond Fund II
o     AIM V.I. Technology Fund                                     Federated Insurance Series II - Service
A I M Variable Insurance Funds - Class II                          ---------------------------------------
------------------------------------------                         o   Federated Kaufman Fund II
o     AIM V.I. Basic Value Fund                                    o   Federated Market Opportunity Fund II
o     AIM V.I. Mid Cap Core Equity Fund                            Janus Aspen Series - Institutional
The Alger American Fund - Class O                                  ----------------------------------
---------------------------------                                  o   Janus Aspen Balanced Portfolio
o     Alger American Capital Appreciation Portfolio                o   Janus Aspen Enterprise Portfolio
o     Alger American Large Cap Growth Portfolio                    o   Janus Aspen Forty Portfolio
o     Alger American MidCap Growth Portfolio                       o   Janus Aspen Global Life Sciences Portfolio
o     Alger American SmallCap Growth Portfolio(1)                  o   Janus Aspen Growth and Income Portfolio
AllianceBernstein Variable Products Series Fund, Inc. - Class A    o   Janus Aspen Janus Portfolio
---------------------------------------------------------------    o   Janus Aspen Perkins Mid Cap Value Portfolio
o     AllianceBernstein Growth and Income Portfolio                o   Janus Aspen Overseas Portfolio
American Century Variable Portfolios, Inc. - Class I               o   Janus Aspen Worldwide Portfolio
-----------------------------------------------------              Lazard Retirement Series, Inc. - Service
o     American Century VP Balanced Fund                            ----------------------------------------
o     American Century VP Income & Growth Fund                     o   Lazard Retirement Emerging Markets Equity Portfolio
o     American Century VP International Fund                       o   Lazard Retirement International Equity  Portfolio
o     American Century VP Large Company Value Fund                 o   Lazard Retirement U.S. Small Cap Equity Portfolio
o     American Century VP Ultra Fund                               o   Lazard Retirement U.S. Strategic Equity Portfolio
o     American Century VP Value Fund                               Legg Mason Partners Variable Equity Trust - Class I
o     American Century VP Vista Fund                               ---------------------------------------------------
American Century Variable Portfolios, Inc. - Class II              o   Legg Mason Partners Variable Aggressive Growth Portfolio
------------------------------------------------------             o   Legg Mason Partners Variable Capital and Income Portfolio
o     American Century VP Inflation Protection Fund                o   Legg Mason Partners Variable Fundamental Value Portfolio
The DireXion Insurance Trust                                       o   Legg Mason Partners Variable Large Cap Growth Portfolio
----------------------------                                       Legg Mason Partners Variable Income Trust - Class I
o     DireXion Dynamic VP HY Bond Fund                             ---------------------------------------------------
The Dreyfus Investment Portfolios - Initial                        o   Legg Mason Partners Variable Global High Yield Bond Portfolio
--------------------------------------------                       o   Legg Mason Partners Variable Strategic Bond Portfolio
o     The Dreyfus Socially Responsible Growth Fund, Inc.           Lord Abbett Series Fund, Inc. - Class VC
The Dreyfus Investment Portfolios - Service                        ----------------------------------------
--------------------------------------------                       o   Lord Abbett America's Value Portfolio
o     Dreyfus Small Cap Stock Index Portfolio                      o   Lord Abbett Growth and Income Portfolio
The Dreyfus Corporation - Initial                                  Neuberger Berman Advisers Management Trust - I Class
----------------------------------                                 ----------------------------------------------------
o     Dreyfus Stock Index Fund, Inc.                               o   Neuberger Berman AMT Mid-Cap Growth Portfolio
Dreyfus Variable Investment Fund - Initial                         o   Neuberger Berman AMT Partners Portfolio
-------------------------------------------                        o   Neuberger Berman AMT Regency Portfolio
o     Dreyfus VIF--International Value Portfolio                   o   Neuberger Berman AMT Short Duration Portfolio
                                                                   o   Neuberger Berman AMT Socially Responsive Portfolio



---------------------------------------------------------------------------------------------------------------------------------
                                               (1) Closed to new investors

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - S Class                o   Rydex VT Health Care Fund
----------------------------------------------------                o   Rydex VT Internet Fund
o     Neuberger Berman AMT Small Cap Growth Portfolio               o   Rydex VT Inverse Dow 2x Strategy Fund
Northern Lights Variable Trust                                      o   Rydex VT Inverse Government Long Bond Strategy Fund
------------------------------                                      o   Rydex VT Inverse Mid-Cap Strategy Fund
o     JNF Chicago Equity Partners Balanced Portfolio                o   Rydex VT Inverse NASDAQ-100(R) Strategy Fund
o     JNF Chicago Equity Partners Equity Portfolio                  o   Rydex VT Inverse Russell 2000(R) Strategy Fund
o     JNF Loomis Sayles Bond Portfolio                              o   Rydex VT Inverse S&P 500 Strategy Fund
o     JNF Money Market Portfolio Portfolio                          o   Rydex VT Japan 2x Strategy Fund
PIMCO Variable Insurance Trust - Administrative Class               o   Rydex VT Leisure Fund
------------------------------------------------------              o   Rydex VT Mid Cap 1.5x Strategy Fund
o     PIMCO VIT All Asset Portfolio                                 o   Rydex VT Multi-Cap Core Equity Fund
o     PIMCO VIT CommodityRealReturnTM Strategy Portfolio            o   Rydex VT Multi-Hedge Strategies Fund
o     PIMCO VIT Emerging Markets Bond Portfolio                     o   Rydex VT NASDAQ-100(R) 2x Strategy Fund
o     PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) Portfolio        o   Rydex VT NASDAQ-100(R) Strategy Fund
o     PIMCO VIT Global Bond (Unhedged) Portfolio                    o   Rydex VT Nova Fund
o     PIMCO VIT High Yield Portfolio                                o   Rydex VT Precious Metals Fund
o     PIMCO VIT Long-Term U.S. Government Portfolio                 o   Rydex VT Real Estate Fund
o     PIMCO VIT Low Duration Portfolio                              o   Rydex VT Retailing Fund
o     PIMCO VIT Real Return Portfolio                               o   Rydex VT Russell 2000(R) 2x Strategy Fund
o     PIMCO VIT Short-Term Portfolio                                o   Rydex VT Russell 2000(R) 1.5x Strategy Fund
o     PIMCO VIT Total Return Portfolio                              o   Rydex VT S&P 500 2x Strategy Fund
Pioneer Variable Contracts Trust - Class II                         o   Rydex VT S&P 500 Pure Growth Fund
--------------------------------------------                        o   Rydex VT S&P 500 Pure Value Fund
o     Pioneer Cullen Value VCT Portfolio                            o   Rydex VT S&P MidCap 400 Pure Growth Fund
o     Pioneer Emerging Markets VCT Portfolio                        o   Rydex VT S&P MidCap 400 Pure Value Fund
o     Pioneer Equity Income VCT Portfolio                           o   Rydex VT S&P SmallCap 600 Pure Growth Fund
o     Pioneer Fund VCT Portfolio                                    o   Rydex VT S&P SmallCap 600 Pure Value Fund
o     Pioneer High Yield VCT Portfolio                              o   Rydex VT Strengthening Dollar 2x Strategy Fund
o     Pioneer Mid Cap Value VCT Portfolio                           o   Rydex VT Technology Fund
o     Pioneer Strategic Income VCT Portfolio                        o   Rydex VT Telecommunications Fund
Royce Capital Fund - Investment Class                               o   Rydex VT Transportation Fund
--------------------------------------                              o   Rydex VT U.S. Government Money Market Fund
o     Royce Micro-Cap Portfolio                                     o   Rydex VT Utilities Fund
o     Royce Small-Cap Portfolio                                     Seligman Portfolios, Inc. - Class II
Rydex Variable Trust                                                ------------------------------------
---------------------                                               o   Seligman Communications and Information Portfolio
o     Rydex VT All-Cap OpportunityFund                              o   Seligman Global Technology Portfolio
o     Rydex VT Banking Fund                                         Third Avenue Variable Series Trust
o     Rydex VT Basic Materials Fund                                 ----------------------------------
o     Rydex VT Biotechnology Fund                                   o   Third Avenue Value Portfolio
o     Rydex VT CLS AdvisorOne Amerigo Fund                          Van Eck Worldwide Insurance Trust - Initial Class
o     Rydex VT CLS AdvisorOne Clermont Fund                         -------------------------------------------------
o     Rydex VT Commodities Strategy Fund                            o   Van Eck Worldwide Multi-Manager Alternatives Fund
o     Rydex VT Consumer Products Fund                               o   Van Eck Worldwide Bond Fund
o     Rydex VT Dow 2x Strategy Fund                                 o   Van Eck Worldwide Emerging Markets Fund
o     Rydex VT Electronics Fund                                     o   Van Eck Worldwide Hard Assets Fund
o     Rydex VT Energy Fund                                          o   Van Eck Worldwide Real Estate Fund
o     Rydex VT Energy Services Fund                                 Wells Fargo Advantage Funds
o     Rydex VT Essential Portfolio Aggressive Fund                  ---------------------------
o     Rydex VT Essential Portfolio Conservative Fund                o   Wells Fargo Advantage VT Opportunity Fund
o     Rydex VT Essential Portfolio Moderate Fund                    o   Wells Fargo Advantage VT Discovery Fund
o     Rydex VT Europe 1.25x Strategy Fund
o     Rydex VT Financial Services Fund
o     Rydex VT Government Long Bond 1.2x Strategy Fund

--------------------------------------------------------------------------------

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

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Table of Contents                                                           Page

Definitions of Special Terms ..............................................   6
Highlights ................................................................   7
Fee Table .................................................................   8
Examples of Fees and Expenses .............................................   9
Condensed Financial Information ...........................................   9
The Company ...............................................................   10
     The Achievement and The Educator Variable Annuity Contracts ..........   10
     Free Look ............................................................   10
     Ownership ............................................................   10
     Change of Ownership ..................................................   10
     Non-Qualified Contracts ..............................................   10
     Qualified Contracts ..................................................   11
     Requesting Transactions or Obtaining Information
     About your Contract ..................................................   11
     Options When You Terminate Your Participation In The Plan ............   11
Purchase ..................................................................   11
     Purchase Payments ....................................................   11
     Allocation of Purchase Payments ......................................   12
Investment Options ........................................................   12
     Investment Portfolios ................................................   12
     Administrative, Marketing and Support Services Fees ..................   13
     The Fixed Account ....................................................   13
     The General Account ..................................................   13
     Voting Rights ........................................................   13
     Substitution .........................................................   13
     Transfers ............................................................   14
     Excessive Trading Limits .............................................   14
     Dollar Cost Averaging Program ........................................   15
     Rebalancing Program ..................................................   15
     Advisory Fee Withdrawals .............................................   16
     Interest Sweep Program ...............................................   16
     Expenses .............................................................   16
     Insurance Charges ....................................................   16
     Annual Administrative Fee ............................................   16
     Withdrawal Charge ....................................................   16
     Waiver of Withdrawal Charge ..........................................   17
     Reduction or Elimination of the Withdrawal Charge ....................   17
     Investment Portfolio Expenses ........................................   18
     Premium Taxes ........................................................   18
     Income Taxes .........................................................   18
     Contract Value .......................................................   18
     Accumulation Units ...................................................   18
     Access to your Money .................................................   18
     Suspension of Payments or Transfers ..................................   19
     Restrictions Under Optional Retirement Programs ......................   19
     Restrictions Under Section 403(b) Plans ..............................   19
     Systematic Withdrawal Program ........................................   19
     Loans ................................................................   19
Death Benefit .............................................................   19

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     Death Benefit During the Accumulation Period .........................   19
     Death Benefit Amount During the Accumulation Period ..................   20
     Payment of the Death Benefit During the Accumulation Period ..........   20
     Death Benefit During the Annuity Period ..............................   20
Annuity Payments (The Annuity Period) .....................................   20
     Annuity Payment Amount ...............................................   20
     Annuity Options ......................................................   21
Taxes .....................................................................   22
     Annuity Contracts in General .........................................   22
     Tax Status of the Contracts ..........................................   22
     Taxation of Non-Qualified Contracts ..................................   22
     Taxation of Qualified Contracts ......................................   24
     Possible Tax Law Changes .............................................   24
Other Information .........................................................   24
     Legal Proceedings ....................................................   24
     The Variable Account .................................................   25
     Distributor ..........................................................   25
     Financial Statements .................................................   25
     Independent Registered Public Accounting Firm ........................   25
Appendix A--More Information About the Investment Portfolios ..............   26
Appendix B--Condensed Financial Information ...............................   42
Appendix C--Deductions for Taxes - Qualified and Nonqualified
Annuity Contracts .........................................................   64
Privacy Policy ............................................................   65
Table of Contents of the Statement of Additional Information ..............  B-2

Definitions of Special Terms

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

      ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

      CODE: Internal Revenue Code of 1986, as amended.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

      INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

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      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These
Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

      VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

      VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. We will return your original Purchase Payment.

      TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For ITA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

      INQUIRIES: If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

Highlights

      The individual and group flexible premium variable deferred annuity Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)                 9%
Transfer Fee..........................................................     None

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2).......................... $30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees.......................           1.25%
Administrative Charge.................................           0.15%
Total Annual Expenses of the Variable Account.........           1.40%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                     Minimum           Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,          Gross: 0.28%       Gross: 4.88%
distribution and/or service (12b-1) fees, and other expenses)(3).............................      Net: 0.28%         Net: 4.12%

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from                                   Contingent Deferred
Receipt of Purchase Payment                                 Sales Charge Percent
--------------------------------------------------------------------------------
0-1.......................................................           9%
2.........................................................           9%
3.........................................................           8%
4.........................................................           7%
5.........................................................           5%
6.........................................................           3%
7 and more................................................           0%
--------------------------------------------------------------------------------

Subject to any certain limitations, every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of:
(i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2010. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

      The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,392.74         $2,600.04          $3,584.67         $6,097.60

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,005.28         $1,324.65          $1,493.61         $2,271.94

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,392.74         $2,600.04          $3,131.20         $6,097.60

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,005.28         $1,324.65          $1,051.63         $2,271.94

(3) If you do not surrender your Contract:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $582.00          $1,876.90          $3,131.20         $6,097.60

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $198.00           $612.12           $1,051.63         $2,271.94

Condensed Financial Information

      Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

      This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

      The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

      In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

      We may, at Our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, We will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment.

Ownership

      OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

      The Contract is either a group contract or an individual contract, depending on the state where We issued it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

      In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

      In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

      MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

      A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

      No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for Website transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

      Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

      If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

      (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

      (b) apply your Contract Value to provide Annuity Payments which begin immediately.

      (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

      (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

      The Purchase Payment requirements are as follows:

      o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

      o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

--------------------------------------------------------------------------------

      o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

      o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

      We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

      Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

      If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. However, certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. We must receive transfer requests involving these Investment Portfolios no later than the time shown below, i.e., 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close for those Investment Portfolios listed below with a cut-off 15 minutes before the NYSE Close. Any transfer involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to purchases or redemptions.

------------------------------------------------------------------------
                       15 Minutes Before NYSE Close
------------------------------------------------------------------------
Dow 2x Strategy            NASDAQ-100(R) 2x           Russell 2000(R) 2x
                           Strategy                   Strategy
------------------------------------------------------------------------
S&P 500 2x Strategy        Strengthening Dollar       Weakening Dollar
                           2x Strategy                2x Strategy
------------------------------------------------------------------------
Europe 1.25x               Government Long Bond       Inverse Dow 2x
Strategy                   1.2x Strategy              Strategy
------------------------------------------------------------------------
Inverse Government         Inverse Mid-Cap            NASDAQ-100(R)
Long Bond                  Strategy                   Strategy
------------------------------------------------------------------------
Inverse Russell            Inverse S&P 500            Japan Advantage
2000(R) Strategy           Strategy                   1.25x Strategy
------------------------------------------------------------------------
S&P 500 Pure Growth        S&P 500 Pure Value         Mid Cap 1.5x
                                                      Strategy
------------------------------------------------------------------------
S&P MidCap 400 Pure        S&P MidCap 400 Pure        Nova
Growth                     Value
------------------------------------------------------------------------
NASDAQ-100(R) Strategy     Russell 2000 1.5x          S&P SmallCap 600
                           Strategy                   Pure Growth
------------------------------------------------------------------------
S&P SmallCap 600           U.S. Govt Money Mkt
PureValue
------------------------------------------------------------------------
                       30 Minutes Before NYSE Close
------------------------------------------------------------------------
Banking                    Basic Materials            Biotechnology
------------------------------------------------------------------------
Commodities Strategy       Consumer Products          Electronics
------------------------------------------------------------------------
Energy                     Energy Services            Financial
                                                      Services
------------------------------------------------------------------------
Health Care                Internet                   Leisure
------------------------------------------------------------------------
Precious Metals            Real Estate                Retailing
------------------------------------------------------------------------
Technology                 Telecommunication          Transportation
------------------------------------------------------------------------
Utilities
------------------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may

--------------------------------------------------------------------------------

be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as ..50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information regarding the Fixed Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain

--------------------------------------------------------------------------------

classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1.    Limits on transfers out of the Fixed Account may apply.

      2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      3. Your request for transfer must clearly state how much the transfer is for.

      4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

      5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in

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market timing while preventing others. Please review the underlying funds'
prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex funds listed in the table below which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table:

---------------------------------------------------------------------
                             30 Day Hold
---------------------------------------------------------------------
AIM High Yield           American Century        American Century
                         VP Balanced             VP Income & Growth
---------------------------------------------------------------------
American Century VP      American  Century       American Century
Inflation Protection     VP Large Company        VP Ultra
                         Value
---------------------------------------------------------------------
American Century         American Century        American Century
VP Value                 VP Vista                VP International
---------------------------------------------------------------------
Federated Capital        Federated High          Federated
Income Fund II           Income Bond Fund II     International
                                                 Equity Fund II
---------------------------------------------------------------------
Federated Kaufmann       Federated Market        Legg Mason
Fund II                  Opportunity Fund        Aggressive Growth
                         II
---------------------------------------------------------------------
Lazard Retirements       Lazard Retirement       Lazard Retirement
Emerging Markets         International           U.S. Small Cap
Portfolio                Equity                  Equity
---------------------------------------------------------------------
Lazard Retirement        Legg Mason              Legg Mason
U.S. Strategic           Capital and Income      Fundamental Value
Equity
---------------------------------------------------------------------
Legg Mason Global        Legg Mason Large        Legg Mason
High Yield Bond          Cap Growth              Strategic Bond
---------------------------------------------------------------------
Lord Abbett              Lord Abbett Growth      Rydex All Cap
America's Value          and Income              Opportunity
---------------------------------------------------------------------
Rydex Commodities        Rydex Essential         Rydex Essential
Strategy                 Portfolio               Portfolio
                         Aggressive              Conservative
---------------------------------------------------------------------
Rydex Essential          Rydex Multi-Cap         Rydex Multi-Hedge
Portfolio Moderate       Core Equity             Strategies
---------------------------------------------------------------------
Wells Fargo              Wells Fargo
Advantage Discovery      Advantage
                         Opportunity
---------------------------------------------------------------------
                            60 Day Hold
---------------------------------------------------------------------
Dreyfus                  Dreyfus Small Cap       Dreyfus Socially
International Value      Stock Index             Responsible Growth
---------------------------------------------------------------------
Dreyfus Stock Index      Third Avenue Value
---------------------------------------------------------------------
                            90 Day Hold
---------------------------------------------------------------------
AllianceBernstein        Janus Aspen             Janus Aspen Forty
Growth and Income        Balanced
---------------------------------------------------------------------
Janus Aspen Global       Janus Aspen Growth      Janus Aspen INTECH
Life Science             and Income              Risk-Managed Core
---------------------------------------------------------------------
Janus Aspen              Janus Aspen Janus       Janus Aspen
Overseas                                         Enterprise
---------------------------------------------------------------------
Janus Aspen Mid Cap      Janus Aspen             Pioneer High Yield
Value                    Worldwide
---------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

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      EXAMPLE: Assume that you want your initial Purchase Payment split between
2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                            Current Insurance Charge
                         -------------------------------
                                      1.40%

Annual Administrative Fee

      On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

      The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

      No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

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NUMBER OF YEARS
FROM RECEIPT                                    WITHDRAWAL
OF PURCHASE PAYMENT                               CHARGE
----------------------------------------------------------
First Year..................................        9%
Second Year.................................        9%
Third Year..................................        8%
Fourth Year.................................        7%
Fifth Year..................................        5%
Sixth Year..................................        3%
Seventh Year and later......................        0%
----------------------------------------------------------

      In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

      o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

      o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

      On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

      (i)   if the Annuitant dies;

      (ii)  if you die; or

      (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

      If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

      If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

      In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

      We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is

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issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

      2.    subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments;

      o where available, obtaining a loan based on the value of your Contract; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

      If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

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Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

      Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you reach age 59 1/2;

      (2)   when you leave your job;

      (3)   when you die;

      (4)   if you become disabled (as that term is defined in the Code);

      (5)   made in the case of hardship; or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

      The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

      The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

      A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

      If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be

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placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals.

      If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

      (3)   the total Purchase Payments made, less any partial withdrawals.

      If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

      Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount; or

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

      If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments, will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

      For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    The performance of the Investment Portfolio(s) you selected; and


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      4)    The Annuity Option you selected.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

      If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

      SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

      THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

      FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

      To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges these risks from the Individual Account values.

      FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

      If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.


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Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid


                                                                              22
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for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement


                                                                              23
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between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

      Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account. On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.


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The Variable Account

      We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was know as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

      o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Variable Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

      o deregister the Variable Account under the Investment Company Act of 1940; and

      o operate the Variable Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2007 and 2008, and for each of the three years in the period then ended December 31, 2008, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2008 and for each of the two years in the period then ended December 31, 2008 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A
-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth. The fund's investments may include synthetic and derivative instruments.

AIM V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

AIM V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation

The Fund's objective is long term capital appreciation. Pursues a growth investment style--looking particularly for companies with high unit volume growth in an expanding marketplace or those experiencing a positive lifecycle change. Invests in companies of any size with promising growth potential. May use leverage and options and futures transactions to take swift advantage of changing market conditions and to potentially enhance long-term return. Can leverage up to 1/3 of assets to buy additional securities.

Alger American Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in large growth companies (with market caps of $1B+). Focuses on companies with broad product lines, markets, financial resources and depth of management.

Alger American Mid Cap Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in mid-sized companies (with market caps within the range of the Russell Midcap Growth Index or the S&P MidCap 400 Index) with promising growth potential.

Alger American Small Cap Growth

The Fund's objective is long term capital Appreciation. Pursues a growth investment style. Invests primarily in small


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cap companies (market caps within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index). Looks for small, fast-growing companies offering innovative products, services or technologies to a rapidly expanding marketplace.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $462 billion in assets under management at December 31, 2008. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation

American Century VP International (Class I)

The Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century VP Vista (Class I)

The Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the portfolio uses a tight sampling process and holds a representative sample of the 600 stocks in the S&P SmallCap 600 Index in direct proportion to their weight in the index. Rather than attempt to replicate the index, however, the portfolio will also invest in futures whose performance is related to the index. The portfolio attempts to have a correlation between its performance and that of the index of at least .95, before expenses.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the portfolio Invests in foreign stocks, following a value-oriented, research-driven approach. It uses extensive quantitative and fundamental research to select stocks, focusing on issuer's value, business health and a catalyst that may trigger a price increase in the near to mid-term. Emphasizes individual stock selection rather than economic and industry trends. Typically stocks are sold when no longer considered value stocks. Normally is at least 80% invested in


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foreign stocks. May invest in companies of any size; may invest in companies located in emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio invests in large-cap stocks that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of quality of life in America. Stock selection process first seeks reasonably-priced growth stocks, and then assesses the company's record in areas of: environmental protection, occupational health and safety, consumer protection and product purity, equal employment opportunity.

Dreyfus Stock Index Fund

The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II, and the Federated Capital Income
II. Capital Income II's sub-advisor is the Federated Investment Management Company. The following Investment Portfolios are available under the Contract:

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. It pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated International Equity II

The Fund seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

The Fund seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen INTECH Risk-Managed Core Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Janus Aspen MidCap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your Contract:

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Janus Aspen Enterprise

The fund's objective is to seek long term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. It pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

Janus Aspen Global Life Sciences

The Fund's objective is to seek long-term growth of capital. It pursues its objective by normally investing at least 80% of the portfolio's net assets in securities of companies that the portfolio manager believes have a life sciences orientation. At least, 25% of the portfolio's total assets will normally be invested in the healthcare, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology industry groups.

Janus Aspen Growth and Income

The Fund's objective is long-term capital growth and current income. It pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Portfolio may invest include: domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks, such as convertible preferred


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stocks, bonds, and debentures; other securities with equity characteristics.

Janus Aspen Janus Portfolio

The fund's objective is to seek long-term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio's weighted average market capitalization was $52.1 billion.

Janus Aspen Overseas Portfolio

The fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The fund's objective is to seek capital appreciation. It pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $13.8 billion.

Janus Aspen Worldwide Portfolio

The fund's objective is to seek long term growth of capital consistent with preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Index.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. It takes a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE Index.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. It pursues a value investment style, primarily investing in relatively small U.S. companies with market caps in the range of the Russell 2000 Index. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification.

Lazard Retirement U.S. Strategic Equity Portfolio

Pursues a relative-value style, investing in large-cap companies with market caps in the range of companies included in the S&P 500. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research


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techniques are used to monitor risks associated with industry concentrations in order to ensure diversification. Generally holds 55-75 securities of U.S. companies with market caps of $5B or more. The fund may also invest up to 15% of assets in non-U.S. equities that trade in U.S. markets. Portfolio returns are benchmarked to the S&P 500 Index.

LEGG MASON PARTNERS FUND ADVISOR, LLC

INVESTMENT MANAGER AND SUBADVISORS

Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. Clear Bridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisers. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

The Portfolio seeks total return (a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as junk bonds. Fixed income securities may be of any maturity.

Legg Mason Partners Variable Fundamental Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the fund's assets may be invested in below investment grade bonds.

Legg Mason Partners Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Partners Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities and, under normal circumstances, the fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with


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the SEC. The following Investment Portfolios are available under the Contract:

Lord Abbett Series Fund, Inc. - America's Value

The Fund's goal is long-term growth and current income through investing in U.S. and select international mid and large cap companies along with investment-grade, high-yield, and convertible bonds. The Fund invests across a combination of capital-appreciating and income-generating securities, and has the flexibility to adjust the equity and fixed-income allocations to capture opportunity.


Lord Abbett Series Fund, Inc - Growth and Income

The Fund's goal is long-term growth and current income through investing in U.S. and multinational large cap companies. The Fund focuses on undervalued large companies that have attractive growth prospects, many of which also pay dividends so as to provide current income.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid-cap companies that investors have overlooked. It aims to invest in "middle weight champions" -- well-managed companies with dominant market share, strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal Invests mainly in investment grade bonds and other debt securities from U.S. gov't and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less. The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


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Neuberger Berman AMT Socially Responsive

The objective of the portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

The Northern Lights Variable Insurance Trust is a Delaware statutory trust offering multiple portfolios including Changing Parameters and JNF, managed by Changing Parameters, LLC, and JNF Advisors, Inc., respectively. JNF Advisors, Inc. retains certain sub-advisers to manage its funds. Please see the underlying fund prospectus for details.

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. A "fund of funds", this portfolio normally invests all of its assets in a wide selection of PIMCO funds. The fund's strategy is actually a combo of several strategies which together seek to increase an investor's real return potential. Strategies include: 1) inclusion of non-trade asset classes such as Treasury Inflation-Protected Securities
(TIPS), commodities & emerging mkt bonds; 2) investment with managers who have delivered solid returns over a variety of market conditions; and 3) tactical allocation, allowing the manager to make timely adjustments to the portfolio allocation in pursuit of additional return. Primary benchmark is the Barclays Capital 1-10 Year TIPS Index. Also uses the Consumer Price Index (CPI) + 5% as a secondary benchmark--an explicit statement about the fund's goal to enhance purchasing power in a meaningful way.

PIMCO VIT CommodityRealReturn TM Strategy Portfolio

The Fund seeks maximum real return consistent with prudent investment management. Normally invests in commodity-linked derivatives backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, fund employs an "enhanced index" strategy. It uses commodity-index-linked derivative instruments, to gain 100% exposure to the investment return of the Dow Jones AIG Commodity Total Return Index. The fund fully collateralizes the commodity-index-linked derivatives by investing its assets in an actively managed portfolio of inflation-indexed bonds (for a return linked to changes in the rate of inflation) and other fixed income securities. As a result the Fund attempts to employ a Double Real strategy, seeking to capitalize on the inflation-hedging properties of both commodities and inflation-indexed bonds.


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PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc instruments of issuers that are economically tied to countries with emerging securities markets (den. in non-U.S. currencies or the U.S. $). Average duration varies based with forecast for interest rates, is not expected to exceed 8 yrs. Broad discretion to invest in emerging market countries, generally as defined by the World Bank, or the UN. The fund puts emphasis on countries with relatively low GNP per capita, with the potential for rapid economic growth. Country/currency composition is based on relative interest, inflation, and exchange rates, monetary and fiscal policies, trade and current acct balances, etc. Likely to concentrate in Asia, Africa, the Mid-East, Latin Am. and the developing countries of Europe. It may invest assets in high yield securities sub to a max of 15% of assets in securities rated below B.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed income instruments of issuers located outside the US, representing at least 3 foreign countries. It may use futures (and related options) to replicate bond positions. Securities are normally denominated in major foreign currencies. Normally hedges at least 80% of exposure to foreign currency. PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a 3- to 7-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc. instruments of issuers located in at least 3 countries (including the US). It may use futures contracts (& related options). It invests primarily in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (e.g. the euro), or the US$. Foreign country/currency compositions are based on various factors, including, rel. interest rates, exch. rates, monetary & fiscal policies, trade & current acct balances. Investments in the securities of issuers loc. outside the US will normally vary between 25% & 75% of the portfolio's assets. Average Portfolio duration normally varies within in a 3 to 7 year time frame. It may invest up to 10% of assets in high yield bonds.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa or CCC, subject to a maximum of 5% of total assets in securities rated Caa or CCC. The remainder of the assets may be invested in investment grade fixed income Instruments. Average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. May invest up to 20% of assets in securities denominated in foreign currencies and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Portfolio will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. It invests at least 80% of assets in diversified portfolio of fixed income securities issued or guaranteed by US Government, its agencies or GSEs ("Governments"). Remaining assets may be invested in other Fixed Income Instruments. It may obtain exposure to Governments through futures contracts or related options. It will have minimum 8 yr average duration. Fixed Income Instruments limited to investment grade US $-denominated US issuers rated at least A, or, if unrated, determined of comparable quality. May only invest up to 10% in securities rated A, and up to 25% in securities rated AA. It may invest all assets in derivatives (i.e., options, futures contracts, swap agreements) or MBS. It may enter into purchase and sale contracts or other investment techniques (i.e., buy backs or dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Portfolio invests at least 65% of assets in diversified portfolio of Fixed Income Instruments. Average portfolio duration varies w/in 1 to 3 year time frame based on PIMCO's forecasts. Invests primarily in investment grade debt, but may Invest up to 10% in high yield securities B or higher, or, if unrated, determined to be of comparable quality. May invest up to 30% in securities in foreign currencies, and may invest more in us $-denominated foreign securities. Portfolio will hedge at least 75% of exposure to foreign currency. May Invest all assets in derivative instruments (i.e., options, futures contracts, swap agreements), or mortgage- or asset-backed securities. Portfolio may invest in purchase and sale contracts or other investment techniques (i.e., buy backs, dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. It focuses on inflation-indexed, fixed income securities and invests primarily in inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Employs both top down and bottom-up strategies: top-down investment process develops a 3-5 year outlook for the global economy and interest rates in order to determine basic portfolio parameters--e.g.. duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. Duration (sensitivity to interest rates) normally varies within two years


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(plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers".

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests primarily in intermediate maturity, fixed income securities, including U.S. government and corporate bond securities, mortgage and other asset-backed securities, U.S. dollar and non-U.S. dollar-denominated securities of non-U.S. issuers, and money market instruments.. Employs both top-down and bottom-up strategies: top-down investment process develops 3-5 year outlook for global economy and interest rates to determine basic portfolio parameters--e.g.duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. It maintains average duration between 3-6 years, and plans to stay within one year of the duration of the Lehman Brothers Aggregate Bond Index.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Cullen Value

The Portfolio seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in "micro-cap" companies with market caps less than $400M with a bias towards companies with conservatively-structured balance sheets and lower valuations. Micro-cap universe is large, with 6,700+ companies and about $475B in total market cap. The sector is less well-known, due to its size, limited research coverage and limited institutional following--and thus provides more opportunity to find pricing inefficiencies. Investors in the Fund should have a longer-term investment horizon of at least 3-years.

Royce Capital Fund--Small-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in small-cap companies with market caps of less than $2B at time of investment. It looks for companies with excellent business strengths and/or prospects for growth, high internal rates of return and low leverage that are trading significantly below the manager's estimate of their intrinsic worth.


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RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading other than the following (this list may change at any time without notice): All Cap Opportunity Fund Alternative Strategies, Commodities Strategy Managed Futures, Multi Hedge Strategies, Multi-Cap Core Equity, Hedged Equity, International Opportunity, Essential Portfolio Aggressive, Essential Portfolio Conservative, Essential Portfolio Moderate. The following Investment Portfolios are available under the Contract:

Rydex VT All-Cap Opportunity

The fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Rydex VT Banking

The Fund's objective is Capital Appreciation by investing in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. It Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in funds that invest in fixed income securities of varying credit quality and duration should such funds offer potential for capital appreciation. Varies allocations to underlying funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT CLS AdvisorOne Berolina

The Fund seeks to provide growth of capital and total return. The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds") and closed-end investment companies ("closed-end funds") that are not affiliated with the Trust (collectively, the "underlying funds").

Rydex VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in funds that invest in futures & futures options. Varies allocations to underlying funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged


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instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Essential Portfolio Aggressive Fund

The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Conservative Fund

The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Moderate

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the fund's exposure to 125% of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. gov't securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. gov't securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are


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added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. gov't securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the fund would gain 5%. The fund will not own the securities included in the underlying index. Instead, the fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


                                                                              37
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Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

Rydex VT Multi-Cap Core Equity

The Fund's objective is long-term capital appreciation. Invests in a broad mix of equities, equally weighted across the small, medium and large market capitalization ranges. All capitalizations are exposed to all sectors. Uses a quantitative GARP (Growth at a Reasonable Price) approach to blend growth and value strategies.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. gov't securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-


                                                                              38
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day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacturer or sale of communications services or equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


                                                                              39
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Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Gov't, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Gov't securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

THIRD AVENUE VARIABLE SERIES TRUST

The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

The Portfolio seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

Van Eck Worldwide Bond

The Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck Worldwide Emerging Markets

The Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck Worldwide Hard Assets

The Fund seeks long-term capital appreciation by investing primarily in domestic and foreign hard asset securities, with at


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least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck Worldwide Real Estate

The Fund seeks to maximize return through investments in the real estate industry. Invests in domestic and foreign companies principally engaged in the real estate industry, or with significant real estate assets. Normally invests in at least 3 countries, including the U.S. Invests primarily in equities, but may invest up to 20% of assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. Will not invest more than 20% of assets in debt securities rated lower than Baa.

WELLS FARGO ADVANTAGE FUNDS

The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, which was $41.7 billion as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $4.5 billion to $41.7 billion respectively, as of December 31, 2007, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

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Appendix B - CONDENSED FINANCIAL INFORMAITON

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                      $1.633    $1.634     $1.467    $1.411    $1.291    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $0.775    $1.633     $1.634    $1.467    $1.411    $1.291       N/A      N/A       N/A      N/A

Percentage change in AUV          -52.54%    -0.06%     11.38%     3.97%     9.30%    29.10%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            88        91        110       103        77        34       N/A      N/A       N/A      N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                     $11.578   $10.861    $10.043       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.975   $11.578    $10.861       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -31.12%     6.60%      8.14%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            68        64         58       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                      $1.024    $1.335     $1.163    $1.114    $1.039    $0.813    $0.969   $1.008       N/A      N/A
Ending AUV                         $0.410    $1.024     $1.335    $1.163    $1.114    $1.039    $0.813   $0.969       N/A      N/A

Percentage change in AUV          -59.96%   -23.30%     14.79%     4.40%     7.22%    27.80%   -16.10%   -3.86%       N/A      N/A

Ending Number of AUs (000s)            93        65         98       107       123       209       144      102       N/A      N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                      $1.243    $1.127     $1.086    $1.018    $0.960    $0.762    $1.023   $1.005       N/A      N/A
Ending AUV                         $0.875    $1.243     $1.127    $1.086    $1.018    $0.960    $0.762   $1.023       N/A      N/A

Percentage change in AUV          -29.61%    10.29%      3.78%     6.68%     6.04%    25.98%   -25.48%    1.75%       N/A      N/A

Ending Number of AUs (000s)           171       171        234       475       627       224       120      148       N/A      N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                      $2.885    $3.097     $2.202    $1.955    $1.452    $1.060    $1.011   $1.003       N/A      N/A
Ending AUV                         $1.574    $2.885     $3.097    $2.202    $1.955    $1.452    $1.060   $1.011       N/A      N/A

Percentage change in AUV          -45.44%    -6.85%     40.64%    12.63%    34.64%    36.98%     4.85%    0.79%       N/A      N/A

Ending Number of AUs (000s)           283       402        612       730       814       758       637      149       N/A      N/A

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                     $11.890   $11.911    $10.907   $10.768    $9.966       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.711   $11.890    $11.911   $10.907   $10.768       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -26.74%    -0.18%      9.21%     1.29%     8.05%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            25        25         43        48        38       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

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
                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                      $1.733    $1.608     $1.469    $1.389    $1.240    $0.996       N/A      N/A       N/A      N/A
Ending AUV                         $1.219    $1.733     $1.608    $1.469    $1.389    $1.240       N/A      N/A       N/A      N/A

Percentage change in AUV          -29.66%     7.77%      9.46%     5.76%    12.02%    24.50%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            68        63         90       100        92        38       N/A      N/A       N/A      N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                      $0.654    $0.615     $0.565    $0.561    $0.543    $0.379    $0.724   $1.025       N/A      N/A
Ending AUV                         $0.358    $0.654     $0.615    $0.565    $0.561    $0.543    $0.379   $0.724       N/A      N/A

Percentage change in AUV          -45.26%     6.34%      8.85%     0.71%     3.31%    43.27%   -47.63%  -29.40%       N/A      N/A

Ending Number of AUs (000s)           107       110        153       131       157       240        21       42       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                      $4.976    $3.779     $3.213    $2.847    $2.669    $2.009    $3.082   $3.718    $5.016   $2.857
Ending AUV                         $2.692    $4.976     $3.779    $3.213    $2.847    $2.669    $2.009   $3.082    $3.718   $5.016

Percentage change in AUV          -45.90%    31.68%     17.62%    12.86%     6.67%    32.85%   -34.82%  -17.10%   -25.88%   75.57%

Ending Number of AUs (000s)         1,785     2,026      2,301     2,694     3,270     3,810     3,953    4,243     4,217    3,740

LargeCap Growth Portfolio
-------------------------
Beginning AUV                      $2.260    $1.911     $1.843    $1.668    $1.604    $1.203    $1.821   $2.094    $2.492   $1.889
Ending AUV                         $1.200    $2.260     $1.911    $1.843    $1.668    $1.604    $1.203   $1.821    $2.094   $2.492

Percentage change in AUV          -46.90%    18.26%      3.69%    10.49%     3.99%    33.33%   -33.94%  -13.04%   -15.97%   31.89%

Ending Number of AUs (000s)         2,499     2,849      3,286     3,909     4,513     5,490     6,150    7,479     7,089    5,480

MidCap Growth Portfolio
-----------------------
Beginning AUV                      $3.195    $2.463     $2.268    $2.094    $1.878    $1.289    $1.855   $2.013    $1.869   $1.438
Ending AUV                         $1.312    $3.195     $2.463    $2.268    $2.094    $1.878    $1.289   $1.855    $2.013   $1.869

Percentage change in AUV          -58.94%    29.72%      8.60%     8.31%    11.50%    45.69%   -30.51%   -7.85%     7.70%   29.97%

Ending Number of AUs (000s)         1,241     1,431      1,520     1,883     2,424     2,294     2,174    2,991     3,039    1,789

SmallCap Growth Portfolio
-------------------------
Beginning AUV                      $2.047    $1.770     $1.496    $1.298    $1.129    $0.804    $1.106   $1.591    $2.216   $1.567
Ending AUV                         $1.078    $2.047     $1.770    $1.496    $1.298    $1.129    $0.804   $1.106    $1.591   $2.216

Percentage change in AUV          -47.34%    15.65%     18.32%    15.25%    14.97%    40.42%   -27.28%  -30.51%   -28.20%   41.42%

Ending Number of AUs (000s)         1,278     1,503      1,822     2,011     2,260     2,700     2,852    4,304     3,944    5,277

-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
---------------------------------------------------
Beginning AUV                      $1.405    $1.355     $1.172    $1.133    $1.031    $0.789    $1.027   $1.004       N/A      N/A
Ending AUV                         $0.823    $1.405     $1.355    $1.172    $1.133    $1.031    $0.789   $1.027       N/A      N/A

Percentage change in AUV          -41.42%     3.69%     15.61%     3.44%     9.89%    30.66%   -23.14%    2.25%       N/A      N/A

Ending Number of AUs (000s)           300       349        187       176       191       176       139      112       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                     $11.855   $11.457    $10.599   $10.042       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.313   $11.855    $11.457   $10.599       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -21.44%     3.47%      8.10%     5.55%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            14         6          9         1       N/A       N/A       N/A      N/A       N/A      N/A

VP Income & Growth Fund
-----------------------
Beginning AUV                      $1.331    $1.350     $1.169    $1.133    $1.017    $0.797    $1.003   $1.110    $1.259   $1.082
Ending AUV                         $0.858    $1.331     $1.350    $1.169    $1.133    $1.017    $0.797   $1.003    $1.110   $1.259

Percentage change in AUV          -35.54%    -1.41%     15.48%     3.18%    11.41%    27.60%   -20.53%   -9.65%   -11.84%   16.38%

Ending Number of AUs (000s)           671     1,056      1,324     1,322     1,569     1,627     1,538    1,597     1,135      747

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                     $11.431   $10.587    $10.569   $10.553   $10.044       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $11.092   $11.431    $10.587   $10.569   $10.553       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -2.97%     7.97%      0.17%     0.15%     5.07%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             6         4          1         2         0       N/A       N/A      N/A       N/A      N/A

VP International Fund
---------------------
Beginning AUV                      $2.077    $1.784     $1.447    $1.296    $1.143    $0.931    $1.186   $1.698    $2.071   $1.280
Ending AUV                         $1.130    $2.077     $1.784    $1.447    $1.296    $1.143    $0.931   $1.186    $1.698   $2.071

Percentage change in AUV          -45.59%    16.42%     23.29%    11.65%    13.39%    22.77%   -21.50%  -30.15%   -18.01%   61.80%

Ending Number of AUs (000s)           456       505        591       618       838       681       688      771       804    1,258

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                      $9.368   $10.037        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.794    $9.368        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -38.15%    -6.67%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                     $11.529   $10.019        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.653   $11.529        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -42.29%    15.07%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

VP Value Fund
-------------
Beginning AUV                      $2.248    $2.404     $2.054    $1.983    $1.759    $1.383    $1.606   $1.443    $1.239   $1.267
Ending AUV                         $1.623    $2.248     $2.404    $2.054    $1.983    $1.759    $1.383   $1.606    $1.443   $1.239

Percentage change in AUV          -27.80%    -6.49%     17.04%     3.58%    12.73%    27.19%   -13.87%   11.27%    16.46%   -2.21%

Ending Number of AUs (000s)         1,313     1,634      1,935     2,382     2,525     2,590     2,874    3,347     2,642    3,005

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                     $12.362    $9.971        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.262   $12.362        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -49.34%    23.98%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11        14        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                     $10.582   $10.925    $10.431   $10.056       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.393   $10.582    $10.925   $10.431       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -11.24%    -3.14%      4.74%     3.73%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0          0         0       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                     $12.701   $12.966    $11.492   $10.131       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.652   $12.701    $12.966   $11.492       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -31.88%    -2.04%     12.83%    13.43%       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             4         4          2         2       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------
Beginning AUV                      $2.078    $1.955     $1.816    $1.777    $1.696    $1.365    $1.949   $2.553    $2.910   $2.268
Ending AUV                         $1.344    $2.078     $1.955    $1.816    $1.777    $1.696    $1.365   $1.949    $2.553   $2.910

Percentage change in AUV          -35.32%     6.29%      7.65%     2.19%     4.78%    24.25%   -29.96%  -23.67%   -12.26%   28.27%

Ending Number of AUs (000s)         1,131     1,285      1,497     1,798     2,201     2,430     2,597    3,297     3,847    3,333

-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund:
-------------------------
Beginning AUV                      $2.756    $2.655     $2.331    $2.258    $2.070    $1.635    $2.136   $2.467    $2.757   $2.318
Ending AUV                         $1.708    $2.756     $2.655    $2.331    $2.258    $2.070    $1.635   $2.136    $2.467   $2.757

Percentage change in AUV          -38.03%     3.80%     13.90%     3.23%     9.08%    26.61%   -23.45%  -13.42%   -10.52%   18.94%

Ending Number of AUs (000s)         6,145     6,963      8,026     9,829    11,179    12,399    14,195   17,247    16,262   17,965

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                      $1.820    $1.772     $1.466    $1.329    $1.123    $0.835    $0.965   $1.127    $1.187   $0.942
Ending AUV                         $1.125    $1.820     $1.772    $1.466    $1.329    $1.123    $0.835   $0.965    $1.127   $1.187

Percentage change in AUV          -38.19%     2.71%     20.87%    10.31%    18.34%    34.49%   -13.44%  -14.41%    -5.05%   26.01%

Ending Number of AUs (000s)           720       855      1,063     1,643     2,045     1,899     1,434      431       315       85

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                      $1.573    $1.534     $1.345    $1.283    $1.184    $0.995    $1.327   $1.559    $1.737   $1.732
Ending AUV                         $1.235    $1.573     $1.534    $1.345    $1.283    $1.184    $0.995   $1.327    $1.559   $1.737

Percentage change in AUV          -21.49%     2.54%     14.05%     4.83%     8.36%    18.99%   -25.00%  -14.90%   -10.24%    0.28%

Ending Number of AUs (000s)           328       432        522       679       986     1,183     1,804    1,684     1,617    1,632

High Income Bond Fund II
------------------------
Beginning AUV                      $1.830    $1.795     $1.642    $1.622    $1.489    $1.236    $1.236   $1.237    $1.379   $1.367
Ending AUV                         $1.336    $1.830     $1.795    $1.642    $1.622    $1.489    $1.236   $1.236    $1.237   $1.379

Percentage change in AUV          -26.99%     1.95%      9.32%     1.23%     8.93%    20.47%    -0.04%   -0.04%   -10.27%    0.88%

Ending Number of AUs (000s)           406       548        696       848     1,009     1,477     2,096    2,378     2,682    3,166

International Equity Fund II
----------------------------
Beginning AUV                      $2.162    $2.002     $1.707    $1.587    $1.411    $1.085    $1.425   $2.048    $2.683   $1.472
Ending AUV                         $1.157    $2.162     $2.002    $1.707    $1.587    $1.411    $1.085   $1.425    $2.048   $2.683

Percentage change in AUV          -46.48%     7.99%     17.28%     7.56%    12.47%    30.05%   -23.86%  -30.42%   -23.67%   82.28%

Ending Number of AUs (000s)           252       330        314       389       548       811       735    1,343     1,014      646

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                     $12.511   $10.518     $9.935       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.166   $12.511    $10.518       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -42.72%    18.95%      5.87%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             8         3          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Market Opportunity Fund II (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                      $9.851   $10.141    $10.009       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.630    $9.851    $10.141       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -2.24%    -2.86%      1.32%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             2         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                     $10.391    $9.993        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.623   $10.391        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -17.01%     3.98%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            33        11        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Enterprise Portfolio
--------------------
Beginning AUV                      $2.977    $2.474     $2.208    $1.994    $1.675    $1.257    $1.769   $2.963    $4.407   $1.983
Ending AUV                         $1.652    $2.977     $2.474    $2.208    $1.994    $1.675    $1.257   $1.769    $2.963   $4.407

Percentage change in AUV          -44.51%    20.33%     12.05%    10.73%    19.04%    33.25%   -28.94%  -40.30%   -32.77%  122.24%

Ending Number of AUs (000s)         3,036     3,334      3,844     4,591     5,158     5,533     6,080    6,883     6,916    3,618

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                     $12.676   $10.000        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.981   $12.676        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.93%    26.76%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            17        14        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Global Life Sciences Portfolio (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                     $10.869   $10.009        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.620   $10.869        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -29.89%     8.59%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             4         0        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Growth and Income Portfolio (inception date March 21, 2003)
-----------------------------------------------------------
Beginning AUV                      $1.714    $1.598     $1.500    $1.354    $1.227    $1.023       N/A      N/A       N/A      N/A
Ending AUV                         $0.994    $1.714     $1.598    $1.500    $1.354    $1.227       N/A      N/A       N/A      N/A

Percentage change in AUV          -42.01%     7.26%      6.53%    10.78%    10.35%    19.94%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)         1,281     1,462      1,670     1,913     2,144     2,390       N/A      N/A       N/A      N/A

International Growth Portfolio (inception date March 21, 2003)
--------------------------------------------------------------
Beginning AUV                      $4.053    $3.203     $2.209    $1.693    $1.443    $1.014       N/A      N/A       N/A      N/A
Ending AUV                         $1.914    $4.053     $3.203    $2.209    $1.693    $1.443       N/A      N/A       N/A      N/A

Percentage change in AUV          -52.78%    26.54%     45.00%    30.48%    17.33%    42.31%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           550       603        563       303       191       126       N/A      N/A       N/A      N/A

Janus Portfolio
---------------
Beginning AUV                      $2.438    $2.148     $1.956    $1.902    $1.845    $1.420    $1.960   $2.641    $3.135   $2.208
Ending AUV                         $1.449    $2.438     $2.148    $1.956    $1.902    $1.845    $1.420   $1.960    $2.641   $3.135

Percentage change in AUV          -40.57%    13.50%      9.82%     2.84%     3.09%    29.93%   -27.56%  -25.78%   -15.76%   41.98%

Ending Number of AUs (000s)         4,508     4,810      5,465     6,340     7,373     8,086     8,336    9,598     9,294   10,090

Mid Cap Value Portfolio (inception date May 1, 2007)
----------------------------------------------------
Beginning AUV                      $9.905   $10.005        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.054    $9.905        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -28.78%    -1.00%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             5         1        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Worldwide Portfolio
-------------------
Beginning AUV                      $2.971    $2.749     $2.358    $2.259    $2.186    $1.788    $2.434   $3.182    $3.827   $2.360
Ending AUV                         $1.621    $2.971     $2.749    $2.358    $2.259    $2.186    $1.788   $2.434    $3.182   $3.827

Percentage change in AUV          -45.44%     8.08%     16.58%     4.38%     3.34%    22.26%   -26.54%  -23.51%   -16.85%   62.16%

Ending Number of AUs (000s)         4,124     4,629      5,388     6,576     7,751     8,852    10,117   12,664    13,388   12,381

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                     $29.587   $22.510    $17.566   $12.653    $9.816       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $14.960   $29.587    $22.510   $17.566   $12.653       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -49.44%    31.44%     28.15%    38.83%    28.90%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            30        42         45        52         8       N/A       N/A      N/A       N/A      N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                     $16.263   $14.888    $12.321   $11.292    $9.932       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.100   $16.263    $14.888   $12.321   $11.292       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -37.90%     9.24%     20.83%     9.11%    13.69%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             5         5          5         4         3       N/A       N/A      N/A       N/A      N/A

US Small Cap Equity Portfolio
-----------------------------
Beginning AUV                      $1.655    $1.809     $1.580    $1.541    $1.360    $1.005    $1.238   $1.058    $0.887   $0.855
Ending AUV                         $1.037    $1.655     $1.809    $1.580    $1.541    $1.360    $1.005   $1.238    $1.058   $0.887

Percentage change in AUV          -37.34%    -8.51%     14.49%     2.53%    13.31%    35.32%   -18.83%   17.03%    19.28%    3.74%

Ending Number of AUs (000s)           685       836      1,132     1,644     2,652     2,927     3,189    2,074       558      215

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                      $1.299    $1.330     $1.148    $1.126    $1.022    $0.836    $1.012   $1.109    $1.126   $1.055
Ending AUV                         $0.829    $1.299     $1.330    $1.148    $1.126    $1.022    $0.836   $1.012    $1.109   $1.126

Percentage change in AUV          -36.18%    -2.33%     15.85%     1.95%    10.18%    22.25%   -17.37%   -8.77%    -1.51%    6.73%

Ending Number of AUs (000s)            97       103        242       109       166       261       293      203       188      900

-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                      $9.557    $9.898        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.616    $9.557        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -41.24%    -3.45%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             1         1        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                     $10.012    $9.951        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.415   $10.012        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -35.93%     0.61%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             0         1        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                      $9.497    $9.903        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.939    $9.497        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -37.46%    -4.10%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             1         1        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV                      $9.921    $9.896        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.134    $9.921        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -38.17%     0.25%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             1         2        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (inception date May 1, 2005)
-------------------------------------------------------------
Beginning AUV                     $11.344   $11.512    $10.551   $10.009       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.738   $11.344    $11.512   $10.551       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -31.79%    -1.46%      9.11%     5.42%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             2         5          4         1       N/A       N/A       N/A      N/A       N/A      N/A

Strategic Bond Portfolio (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                     $11.170   $11.107    $10.724   $10.613    $9.998       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.139   $11.170    $11.107   $10.724   $10.613       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -18.18%     0.57%      3.57%     1.05%     6.15%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            13       116        177       130       103       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio (inception date May 1, 2003)
------------------------------------------------------
Beginning AUV                      $1.650    $1.622     $1.436    $1.403    $1.221    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $1.200    $1.650     $1.622    $1.436    $1.403    $1.221       N/A      N/A       N/A      N/A

Percentage change in AUV          -27.27%     1.73%     12.95%     2.35%    14.91%    22.10%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           164       294        289       365       264         7       N/A      N/A       N/A      N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                      $1.692    $1.659     $1.434    $1.409    $1.268    $0.982    $1.214   $1.320    $1.156   $1.005
Ending AUV                         $1.061    $1.692     $1.659    $1.434    $1.409    $1.268    $0.982   $1.214    $1.320   $1.156

Percentage change in AUV          -37.29%     1.99%     15.69%     1.77%    11.12%    29.12%   -19.14%   -7.99%    14.19%   15.02%

Ending Number of AUs (000s)         2,630     3,055      3,534     4,244     5,250     4,344     3,850    2,130     1,061      794

-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                      $1.332    $1.102     $0.975    $0.869    $0.758    $0.600    $0.861   $1.008       N/A      N/A
Ending AUV                         $0.744    $1.332     $1.102    $0.975    $0.869    $0.758    $0.600   $0.861       N/A      N/A

Percentage change in AUV          -44.14%    20.87%     13.03%    12.20%    14.64%    26.33%   -30.31%  -14.58%       N/A      N/A

Ending Number of AUs (000s)           158       215        234       191       195       111        67       17       N/A      N/A

Partners Portfolio
------------------
Beginning AUV                      $2.084    $1.933     $1.747    $1.500    $1.279    $0.960    $1.284   $1.340    $1.349   $1.274
Ending AUV                         $0.978    $2.084     $1.933    $1.747    $1.500    $1.279    $0.960   $1.284    $1.340   $1.349

Percentage change in AUV          -53.07%     7.81%     10.65%    16.47%    17.28%    33.23%   -25.21%   -4.21%    -0.67%    5.89%

Ending Number of AUs (000s)           909     1,108      1,318     1,546     1,390     1,479     1,922    3,059     3,098    3,982

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                      $1.939    $1.904     $1.737    $1.572    $1.303    $1.001       N/A      N/A       N/A      N/A
Ending AUV                         $1.036    $1.939     $1.904    $1.737    $1.572    $1.303       N/A      N/A       N/A      N/A

Percentage change in AUV          -46.57%     1.84%      9.61%    10.50%    20.64%    30.17%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            48        78        156       234        97         2       N/A      N/A       N/A      N/A

Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                      $1.344    $1.301     $1.266    $1.265    $1.273    $1.261    $1.214   $1.132    $1.075   $1.074
Ending AUV                         $1.147    $1.344     $1.301    $1.266    $1.265    $1.273    $1.261   $1.214    $1.132   $1.075

Percentage change in AUV          -14.66%     3.31%      2.76%     0.08%    -0.63%     0.95%     3.90%    7.22%     5.35%    0.07%

Ending Number of AUs (000s)           532       786        859       973     1,679     2,004     2,086    1,772     1,348    1,194

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                      $1.444    $1.457     $1.404    $1.384    $1.254    $1.004       N/A      N/A       N/A      N/A
Ending AUV                         $0.862    $1.444     $1.457    $1.404    $1.384    $1.254       N/A      N/A       N/A      N/A

Percentage change in AUV          -40.30%    -0.89%      3.77%     1.45%    10.37%    24.90%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             3         4          9        13        10         6       N/A      N/A       N/A      N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                     $14.160   $13.345    $11.902   $11.295   $10.015       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.456   $14.160    $13.345   $11.902   $11.295       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -40.28%     6.11%     12.12%     5.37%    12.78%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             8         7         16        21         0       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                      $9.787   $10.028        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.415    $9.787        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -24.24%    -2.40%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           901     1,048        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                      $8.963   $10.012        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.073    $8.963        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -43.40%   -10.48%        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)         2,086     2,471        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

JNF Loomis Sayles Bond Portfolio (inception date May 1, 2008)
-------------------------------------------------------------
Beginning AUV                     $10.000       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.615       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -23.85%       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
--------------------------------------------------------------------------------
JNF Money Market Portfolio (inception date May 1, 2008)
Beginning AUV                     $10.000       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.073       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV            0.73%       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           871       N/A        N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                     $11.090   $10.383     $9.973       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.203   $11.090    $10.383       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -17.02%     6.81%      4.11%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11         2          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                     $11.563    $9.516    $10.104       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.409   $11.563     $9.516       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.57%    21.51%     -5.82%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            15         3          3       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                     $11.197   $10.733     $9.978       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.432   $11.197    $10.733       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -15.76%     4.32%      7.57%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         1          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                     $10.456   $10.234    $10.009       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.064   $10.456    $10.234       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -3.75%     2.17%      2.25%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             2         1          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                     $10.994   $10.161    $10.000       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.748   $10.994    $10.161       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -2.24%     8.20%      1.61%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            12         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                     $10.746   $10.529     $9.989       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.105   $10.746    $10.529       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -24.58%     2.06%      5.41%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         1          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                     $10.734    $9.919    $10.047       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $12.415   $10.734     $9.919       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           15.66%     8.22%     -1.27%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             4         2          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                     $10.618   $10.029    $10.011       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.426   $10.618    $10.029       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -1.81%     5.87%      0.18%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             5         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                      $1.232    $1.129     $1.137    $1.129    $1.052    $1.004       N/A      N/A       N/A      N/A
Ending AUV                         $1.129    $1.232     $1.129    $1.137    $1.129    $1.052       N/A      N/A       N/A      N/A

Percentage change in AUV           -8.36%     9.12%     -0.70%     0.71%     7.32%     4.78%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)         1,283       264        379       769       711        76       N/A      N/A       N/A      N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $10.722   $10.407    $10.120   $10.011   $10.000       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.539   $10.722    $10.407   $10.120   $10.011       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           -1.71%     3.03%      2.84%     1.09%     0.11%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            13        16         29        75        35       N/A       N/A      N/A       N/A      N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                      $1.160    $1.082     $1.057    $1.046    $1.011    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $1.199    $1.160     $1.082    $1.057    $1.046    $1.011       N/A      N/A       N/A      N/A

Percentage change in AUV            3.36%     7.21%      2.37%     1.05%     3.46%     1.10%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)         1,024       879        737       887       890       328       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACT TRUST:
Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                     $10.839   $10.331     $9.935       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.210   $10.839    $10.331       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -33.48%     4.92%      3.99%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             3         1          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                     $15.653   $11.144    $10.036       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.435   $15.653    $11.144       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -58.89%    40.46%     11.04%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            18        35          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST: (continued)
Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                      $1.299    $1.310     $1.088    $1.046    $0.914    $0.758    $0.916   $0.987       N/A      N/A
Ending AUV                         $0.890    $1.299     $1.310    $1.088    $1.046    $0.914    $0.758   $0.916       N/A      N/A

Percentage change in AUV          -31.49%    -0.84%     20.40%     4.02%    14.44%    20.58%   -17.25%   -7.19%       N/A      N/A

Ending Number of AUs (000s)           397       416        754       658       470     2,058     2,552    2,897       N/A      N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                      $1.151    $1.114     $0.971    $0.929    $0.850    $0.698    $0.877   $0.984       N/A      N/A
Ending AUV                         $0.745    $1.151     $1.114    $0.971    $0.929    $0.850    $0.698   $0.877       N/A      N/A

Percentage change in AUV          -35.27%     3.32%     14.73%     4.52%     9.29%    21.78%   -20.41%  -10.87%       N/A      N/A

Ending Number of AUs (000s)           165       161        368       368       389       469       195      136       N/A      N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                     $11.608   $11.149    $10.445   $10.003       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.367   $11.608    $11.149   $10.445       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -36.54%     4.12%      6.74%     4.42%       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             4         6          3         0       N/A       N/A       N/A      N/A       N/A      N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                     $12.540   $12.073    $10.904   $10.057       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.191   $12.540    $12.073   $10.904       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -34.68%     3.87%     10.72%     8.42%       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             4         3          4         2       N/A       N/A       N/A      N/A       N/A      N/A

Money Market Portfolio (inception date May 1, 2005)
---------------------------------------------------
Beginning AUV                     $10.750   $10.402    $10.094   $10.001       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.853   $10.750    $10.402   $10.094       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV            0.96%     3.35%      3.05%     0.93%       N/A       N/A       N/A      N/A       N/A      N/A

Ending number of AUs (000s)             6         6          6         1       N/A       N/A       N/A      N/A       N/A      N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                     $10.570   $10.098    $10.019       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.204   $10.570    $10.098       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -12.92%     4.67%      0.79%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         3          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                      $2.232    $2.177     $1.823    $1.657    $1.476    $1.005       N/A      N/A       N/A      N/A
Ending AUV                         $1.248    $2.232     $2.177    $1.823    $1.657    $1.476       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.09%     2.53%     19.42%    10.02%    12.26%    46.87%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           175       233        364       308       532       184       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                      $2.021    $2.094     $1.837    $1.716    $1.393    $0.998       N/A      N/A       N/A      N/A
Ending AUV                         $1.451    $2.021     $2.094    $1.837    $1.716    $1.393       N/A      N/A       N/A      N/A

Percentage change in AUV          -28.20%    -3.49%     13.99%     7.05%    23.19%    39.58%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           281       290        481       723       530       132       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                     $14.002   $12.481    $11.267   $10.041       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.857   $14.002    $12.481   $11.267       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -43.89%    12.19%     10.77%    12.21%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            86        82         76         0       N/A       N/A       N/A      N/A       N/A      N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                     $11.783   $11.250    $10.527   $10.027       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.125   $11.783    $11.250   $10.527       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -31.04%     4.74%      6.87%     4.99%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            40        41         38         0       N/A       N/A       N/A      N/A       N/A      N/A

All-Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                      $2.034    $1.681     $1.530    $1.364    $1.250    $1.002       N/A      N/A       N/A      N/A
Ending AUV                         $1.189    $2.034     $1.681    $1.530    $1.364    $1.250       N/A      N/A       N/A      N/A

Percentage change in AUV          -41.54%    21.00%      9.87%    12.17%     9.12%    24.75%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            26        18         11        24         6        16       N/A      N/A       N/A      N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                      $8.755   $12.177    $11.100   $11.576   $10.096       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.079    $8.755    $12.177   $11.100   $11.576       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -41.99%   -28.10%      9.70%    -4.11%    14.66%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            10         1          1         0         3       N/A       N/A      N/A       N/A      N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $20.213   $15.302    $12.688   $12.367    $9.969       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.882   $20.213    $15.302   $12.688   $12.367       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -46.16%    32.09%     20.60%     2.60%    24.05%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11        13          7         7         1       N/A       N/A      N/A       N/A      N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                      $9.907    $9.624    $10.095    $9.250    $9.795       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.618    $9.907     $9.624   $10.095    $9.250       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -13.01%     2.94%     -4.67%     9.14%    -5.56%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            13         6          6         6         0       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                     $10.081    $7.803     $9.635   $10.048       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.067   $10.081     $7.803    $9.635       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -49.74%    29.19%    -19.01%    -4.11%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             7         7          1         0       N/A       N/A       N/A      N/A       N/A      N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                     $12.959   $11.832    $10.218   $10.403   $10.096       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.790   $12.959    $11.832   $10.218   $10.403       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -24.45%     9.53%     15.80%    -1.78%     3.04%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         1          1        18         1       N/A       N/A      N/A       N/A      N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                     $14.373   $13.478    $10.470   $11.037    $9.918       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.426   $14.373    $13.478   $10.470   $11.037       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -62.25%     6.64%     28.73%    -5.14%    11.28%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             7         6          5         4         0       N/A       N/A      N/A       N/A      N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                      $9.055    $9.418     $9.319    $9.098    $9.740       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $4.454    $9.055     $9.418    $9.319    $9.098       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -50.81%    -3.85%      1.06%     2.43%    -6.59%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0          0         0         1       N/A       N/A      N/A       N/A      N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                     $23.958   $18.239    $16.525   $12.095   $10.225       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $12.748   $23.958    $18.239   $16.525   $12.095       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -46.79%    31.36%     10.37%    36.63%    18.29%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            31        24         28        49        14       N/A       N/A      N/A       N/A      N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $26.148   $19.343    $17.674   $12.085   $10.174       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.931   $26.148    $19.343   $17.674   $12.085       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -58.20%    35.18%      9.44%    46.25%    18.78%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            30        33         20        39         9       N/A       N/A      N/A       N/A      N/A

Essential Portfolio Aggressive Fund (inception date November 1, 2006)
---------------------------------------------------------------------
Beginning AUV                     $10.808   $10.275     $9.908       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.988   $10.808    $10.275       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -26.09%     5.19%      3.70%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Essential Portfolio Conservative Fund (inception date November 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                     $10.617   $10.115     $9.984       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.335   $10.617    $10.115       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -12.07%     4.96%      1.31%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11        10         11       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Essential Portfolio Moderate Fund (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                     $10.783   $10.263     $9.952       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.763   $10.783    $10.263       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -18.73%     5.07%      3.13%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11         2          2       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                     $17.976   $16.124    $12.625   $12.038   $10.113       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.000   $17.976    $16.124   $12.625   $12.038       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -55.50%    11.49%     27.71%     4.88%    19.03%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         3          2         3         2       N/A       N/A      N/A       N/A      N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                     $10.776   $13.460    $11.692   $11.469   $10.048       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $5.520   $10.776    $13.460   $11.692   $11.469       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -48.78%   -19.94%     15.12%     1.94%    14.14%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             6         0          2         1         0       N/A       N/A      N/A       N/A      N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                      $1.135    $1.049     $1.098    $1.034    $0.967    $0.998       N/A      N/A       N/A      N/A
Ending AUV                         $1.621    $1.135     $1.049    $1.098    $1.034    $0.967       N/A      N/A       N/A      N/A

Percentage change in AUV           42.82%     8.20%     -4.46%     6.19%     6.93%    -3.11%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           115        57         54        43        18         2       N/A      N/A       N/A      N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                     $11.893   $11.376    $10.975   $10.059   $10.065       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.812   $11.893    $11.376   $10.975   $10.059       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -25.91%     4.54%      3.65%     9.11%    -0.06%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             8        46         31        17         3       N/A       N/A      N/A       N/A      N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                     $12.813   $11.772    $10.882   $11.189    $9.793       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.965   $12.813    $11.772   $10.882   $11.189       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -45.64%     8.84%      8.18%    -2.74%    14.26%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0          1         2         3       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                      $6.043    $6.734     $8.729    $8.710   $10.077       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.585    $6.043     $6.734    $8.729    $8.710       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           58.61%   -10.26%    -22.85%     0.22%   -13.57%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            28         1          0         1         0       N/A       N/A      N/A       N/A      N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                      $0.813    $0.863     $0.810    $0.866    $0.983    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $0.559    $0.813     $0.863    $0.810    $0.866    $0.983       N/A      N/A       N/A      N/A

Percentage change in AUV          -31.24%    -5.79%      6.54%    -6.47%   -11.90%    -1.70%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            76        47         30       147       456         4       N/A      N/A       N/A      N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                      $7.257    $7.509     $7.917    $8.742    $9.942       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.619    $7.257     $7.509    $7.917    $8.742       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           32.55%    -3.36%     -5.15%    -9.44%   -12.07%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          0         0         0       N/A       N/A      N/A       N/A      N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                      $7.334    $8.383     $8.622    $8.634   $10.109       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $10.704    $7.334     $8.383    $8.622    $8.634       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           45.95%   -12.51%     -2.77%    -0.14%   -14.59%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            15         3          4         1         0       N/A       N/A      N/A       N/A      N/A

Inverse Russell 2000 Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                      $7.294    $7.020     $8.086    $8.458    $9.964       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.968    $7.294     $7.020    $8.086    $8.458       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV           22.95%     3.90%    -13.18%    -4.40%   -15.11%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             2         4          9         1         0       N/A       N/A      N/A       N/A      N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                      $0.630    $0.634     $0.695    $0.710    $0.802    $0.999       N/A      N/A       N/A      N/A
Ending AUV                         $0.865    $0.630     $0.634    $0.695    $0.710    $0.802       N/A      N/A       N/A      N/A

Percentage change in AUV           37.30%    -0.63%     -8.78%    -2.11%   -11.47%   -19.72%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            45        25         23        36         6         2       N/A      N/A       N/A      N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                     $11.113   $12.696    $12.246   $10.318    $9.875       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.344   $11.113    $12.696   $12.246   $10.318       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -33.92%   -12.47%      3.67%    18.69%     4.49%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         3          4        23         0       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P 500 Pure Growth (inception date July 15, 2004)
--------------------------------------------------
Beginning AUV                     $11.319   $10.942    $10.527   $10.489    $9.955       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.716   $11.319    $10.942   $10.527   $10.489       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -40.67%     3.45%      3.94%     0.36%     5.36%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         2          2         2         0       N/A       N/A      N/A       N/A      N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                     $12.422   $13.313    $11.473   $11.167    $9.964       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.289   $12.422    $13.313   $11.473   $11.167       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -49.37%    -6.69%     16.04%     2.74%    12.07%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            10         6         12         7         0       N/A       N/A      N/A       N/A      N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                     $12.630   $13.143    $10.794   $11.507   $10.021       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.340   $12.630    $13.143   $10.794   $11.507       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -49.80%    -3.90%     21.76%    -6.20%    14.83%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             4         0          1         2         1       N/A       N/A      N/A       N/A      N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                      $2.235    $2.188     $2.009    $1.786    $1.483    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $0.995    $2.235     $2.188    $2.009    $1.786    $1.483       N/A      N/A       N/A      N/A

Percentage change in AUV          -55.48%     2.15%      8.91%    12.49%    20.43%    48.30%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            91        62         40        28        18        19       N/A      N/A       N/A      N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                     $10.547   $10.301     $9.996       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.453   $10.547    $10.301       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -19.85%     2.39%      3.05%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             0         0         10       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Multi-Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                     $10.175   $10.892     $9.973       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.123   $10.175    $10.892       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -39.82%    -6.58%      9.21%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                     $15.138   $11.975    $11.581   $12.111    $9.767       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $4.090   $15.138    $11.975   $11.581   $12.111       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -72.98%    26.41%      3.40%    -4.38%    24.00%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             8        13          5         5         2       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                     $17.012   $14.643    $14.039   $14.079   $13.058    $9.106   $15.102  $23.627   $39.086      N/A
Ending AUV                         $9.744   $17.012    $14.643   $14.039   $14.079   $13.058    $9.106  $15.102   $23.627      N/A

Percentage change in AUV          -42.72%    16.18%      4.30%    -0.28%     7.82%    43.40%   -39.70%  -36.08%   -39.55%      N/A

Ending Number of AUs (000s)            58        66         84        99       116       164       185      126        67      N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                     $13.485   $13.523    $11.498   $11.214    $9.922    $7.229   $11.405  $15.136   $18.407      N/A
Ending AUV                         $6.053   $13.485    $13.523   $11.498   $11.214    $9.922    $7.229  $11.405   $15.136      N/A

Percentage change in AUV          -55.11%    -0.28%     17.61%     2.53%    13.02%    37.25%   -36.62%  -24.65%   -17.77%      N/A

Ending Number of AUs (000s)            11        11         19        24        32        54        14       20        22      N/A

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $19.279   $16.354    $13.658   $11.457    $9.998       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $11.678   $19.279    $16.354   $13.658   $11.457       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -39.43%    17.89%     19.74%    19.21%    14.59%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            21        14         14         9         2       N/A       N/A      N/A       N/A      N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                     $14.526   $18.215    $14.129   $13.372   $10.091       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.359   $14.526    $18.215   $14.129   $13.372       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -42.45%   -20.25%     28.92%     5.66%    32.51%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            10        11         18        17         9       N/A       N/A      N/A       N/A      N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                     $10.377   $12.041    $11.093   $10.665    $9.991       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.861   $10.377    $12.041   $11.093   $10.665       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -33.88%   -13.82%      8.55%     4.01%     6.75%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          0         1         0       N/A       N/A      N/A       N/A      N/A

Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                      $2.193    $2.385     $2.001    $1.953    $1.581    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $1.052    $2.193     $2.385    $2.001    $1.953    $1.581       N/A      N/A       N/A      N/A

Percentage change in AUV          -52.03%    -8.05%     19.19%     2.46%    23.53%    58.10%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            32        38         62        40        71        64       N/A      N/A       N/A      N/A

Russell 2000 2X Strategy Fund (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                      $8.942   $10.374     $9.620       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $2.981    $8.942    $10.374       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -66.66%   -13.80%      7.84%       N/A       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          0       N/A       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                     $14.261   $14.375    $11.784   $11.559   $10.054       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $4.502   $14.261    $14.375   $11.784   $11.559       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -68.43%    -0.79%     21.99%     1.95%    14.97%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11         7          4         3        12       N/A       N/A      N/A       N/A      N/A

S&P Mid-Cap 400 Pure Growth Fund (inception date July 15, 2004)
---------------------------------------------------------------
Beginning AUV                     $13.221   $12.364    $12.157   $11.060   $10.057       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.324   $13.221    $12.364   $12.157   $11.060       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -37.04%     6.93%      1.70%     9.92%     9.97%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             3        13          3         4         0       N/A       N/A      N/A       N/A      N/A

S&P Mid-Cap 400 Pure Value Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                     $13.097   $13.959    $12.091   $11.319   $10.040       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.279   $13.097    $13.959   $12.091   $11.319       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.42%    -6.18%     15.45%     6.82%    12.74%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            12         5          4         1         0       N/A       N/A      N/A       N/A      N/A

S&P Small-Cap 600 Pure Growth Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                     $12.635   $12.828    $12.075   $11.530   $10.056       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.183   $12.635    $12.828   $12.075   $11.530       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -35.24%    -1.50%      6.24%     4.73%    14.66%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         1          1         9         0       N/A       N/A      N/A       N/A      N/A

--------------------------------------------------------------------------------
S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                     $10.846   $13.812    $11.750   $11.497   $10.043       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.043   $10.846    $13.812   $11.750   $11.497       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.28%   -21.47%     17.55%     2.20%    14.48%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             6         3          4         1         0       N/A       N/A      N/A       N/A      N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                      $8.015    $9.122    $10.350   $10.120       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.343    $8.015     $9.122   $10.350       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV            4.09%   -12.14%    -11.86%     2.27%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          0         0       N/A       N/A       N/A      N/A       N/A      N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                     $12.091   $11.109    $10.639   $10.463    $9.844       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $6.508   $12.091    $11.109   $10.639   $10.463       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -46.17%     8.84%      4.42%     1.68%     6.29%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             7         7         21         5         0       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                     $13.712   $12.732    $10.803   $10.829    $9.887       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $7.391   $13.712    $12.732   $10.803   $10.829       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -46.10%     7.70%     17.86%    -0.24%     9.53%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             6         7          7         0         0       N/A       N/A      N/A       N/A      N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                     $12.802   $14.229    $13.437   $12.561   $10.022       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $9.435   $12.802    $14.229   $13.437   $12.561       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -26.30%   -10.03%      5.89%     6.97%    25.33%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             1         0          1         1         1       N/A       N/A      N/A       N/A      N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                      $1.023    $0.999     $0.975    $0.970    $0.981    $0.995    $1.004   $1.000       N/A      N/A
Ending AUV                         $1.020    $1.023     $0.999    $0.975    $0.970    $0.981    $0.995   $1.004       N/A      N/A

Percentage change in AUV           -0.29%     2.40%      2.46%     0.52%    -1.12%    -1.41%    -0.90%    0.40%       N/A      N/A

Ending Number of AUs (000s)           725       910        914     1,246     1,208     1,215       575        3       N/A      N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                     $16.687   $14.994    $12.570   $11.529   $10.058       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $11.588   $16.687    $14.994   $12.570   $11.529       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -30.56%    11.29%     19.28%     9.03%    14.63%       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             7        11         10        17         5       N/A       N/A      N/A       N/A      N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                     $12.948   $11.117     $9.659    $9.880       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                        $11.205   $12.948    $11.117    $9.659       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -13.46%    16.47%     15.09%    -2.24%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)             5         2          1         0       N/A       N/A       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                      $0.812    $0.715     $0.594    $0.561    $0.513    $0.361    $0.574   $0.554    $1.000      N/A
Ending AUV                         $0.509    $0.812     $0.715    $0.594    $0.561    $0.513    $0.361   $0.574    $0.554      N/A

Percentage change in AUV          -37.32%    13.57%     20.37%     5.88%     9.36%    42.11%   -37.13%    3.64%   -44.60%      N/A

Ending Number of AUs (000s)           503       543        857       820       989     1,153     1,180    1,356       652      N/A

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                      $0.670    $0.589     $0.508    $0.477    $0.465    $0.347    $0.516   $0.673    $1.000      N/A
Ending AUV                         $0.394    $0.670     $0.589    $0.508    $0.477    $0.465    $0.347   $0.516    $0.673      N/A

Percentage change in AUV          -41.19%    13.75%     15.94%     6.50%     2.58%    34.01%   -32.78%  -23.30%   -32.70%      N/A

Ending Number of AUs (000s)           299       333        499       455       495       518       602      726       459      N/A

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                      $1.968    $2.097     $1.837    $1.625    $1.374    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $1.094    $1.968     $2.097    $1.837    $1.625    $1.374       N/A      N/A       N/A      N/A

Percentage change in AUV          -44.41%    -6.15%     14.15%    13.05%    18.27%    37.40%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           678       684        714       525       361        98       N/A      N/A       N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Bond Fund
---------
Beginning AUV                      $1.613    $1.491     $1.420    $1.485    $1.380    $1.184    $0.987   $1.055    $1.050   $1.155
Ending AUV                         $1.648    $1.613     $1.491    $1.420    $1.485    $1.380    $1.184   $0.987    $1.055   $1.050

Percentage change in AUV            2.17%     8.18%      5.00%    -4.38%     7.61%    16.55%    19.95%   -6.44%     0.48%   -9.09%

Ending Number of AUs (000s)           323       309        379       597       808       534       515      230       282    2,184

Emerging Markets Fund
---------------------
Beginning AUV                      $3.095    $2.281     $1.658    $1.274    $1.026    $0.675    $0.705   $0.728    $1.270   $0.643
Ending AUV                         $1.075    $3.095     $2.281    $1.658    $1.274    $1.026    $0.675   $0.705    $0.728   $1.270

Percentage change in AUV          -65.27%    35.69%     37.58%    30.14%    24.17%    52.00%    -4.23%   -3.19%   -42.67%   97.51%

Ending Number of AUs (000s)           693       808        922     1,095     1,352     1,100     1,104    1,348     1,339    1,845

Hard Assets Fund
----------------
Beginning AUV                      $4.226    $2.949     $2.402    $1.606    $1.314    $0.918    $0.958   $1.085    $0.988   $0.828
Ending AUV                         $2.245    $4.226     $2.949    $2.402    $1.606    $1.314    $0.918   $0.958    $1.085   $0.988

Percentage change in AUV          -46.88%    43.30%     22.77%    49.56%    22.22%    43.14%    -4.21%  -11.67%     9.82%   19.32%

Ending Number of AUs (000s)           581       945        887     1,112     1,092     1,215     1,116      588     1,233    1,426

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                      $1.060    $1.033     $0.964    $0.976    $0.993    $1.000       N/A      N/A       N/A      N/A
Ending AUV                         $0.908    $1.060     $1.033    $0.964    $0.976    $0.993       N/A      N/A       N/A      N/A

Percentage change in AUV          -14.34%     2.61%      7.16%    -1.23%    -1.71%    -0.70%       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)            11        92        136        14        13       431       N/A      N/A       N/A      N/A

Real Estate Fund
----------------
Beginning AUV                      $2.571    $2.585     $2.002    $1.678    $1.249    $0.942    $1.000   $0.962    $0.823   $0.851
Ending AUV                         $1.138    $2.571     $2.585    $2.002    $1.678    $1.249    $0.942   $1.000    $0.962   $0.823

Percentage change in AUV          -55.74%    -0.54%     29.12%    19.31%    34.35%    32.59%    -5.79%    3.94%    16.94%   -3.38%

Ending Number of AUs (000s)           217       263        393       407       423       451       370      334        87       80

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     2008      2007       2006      2005      2004      2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                     $15.484   $12.838    $11.355    $9.904       N/A       N/A       N/A      N/A       N/A      N/A
Ending AUV                         $8.495   $15.484    $12.838   $11.355       N/A       N/A       N/A      N/A       N/A      N/A

Percentage change in AUV          -45.14%    20.61%     13.06%    14.65%       N/A       N/A       N/A      N/A       N/A      N/A

Ending Number of AUs (000s)           162       185        201       225       N/A       N/A       N/A      N/A       N/A      N/A

Opportunity Fund
----------------
Beginning AUV                      $2.572    $2.447     $2.211    $2.078    $1.783    $1.319    $1.828   $1.926    $1.832   $1.377
Ending AUV                         $1.519    $2.572     $2.447    $2.211    $2.078    $1.783    $1.319   $1.828    $1.926   $1.832

Percentage change in AUV          -40.94%     5.11%     10.67%     6.40%    16.55%    35.18%   -27.86%   -5.07%     5.14%   33.03%

Ending Number of AUs (000s)           802       896      1,055     1,324     1,677     1,710     2,069    1,836     1,300      985

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX C
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                               Upon              Upon
State                                                     Premium Payment    Annuitization        Nonqualified       Qualified
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                              X                  2.35%            0.50%

Florida .............................................                              X                  1.00%            1.00%

Maine................................................           X                                     2.00%(1)

Nevada...............................................                              X                  3.50%

South Dakota.........................................           X                                     1.25%(2)

Texas ...............................................                              X                  0.04%(3)         0.04%

West Virginia........................................                              X                  1.00%            1.00%

Wyoming..............................................           X                                     1.00%

Commonwealth of Puerto Rico..........................           X                                     1.00%(4)         1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

            For a more detailed explanation of the assessment of taxes, see "Expenses--Premium Taxes."

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(3) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2009

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o Service providers that perform marketing services for usService providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-0509) dated May 1, 2009 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

 Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name: __________________________________________________________________________

Mailing Address: _______________________________________________________________

                                   Sincerely,

________________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2009, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0509

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2009. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2009.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2008

                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                   PAGE
Statement of Assets and Liabilities as of December 31, 2008 ..............     2
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2008 ..........................................     8
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2007 ..........................................    30
Notes to Financial Statements ............................................    54
Report of Independent Registered Public Accounting Firm ..................    83

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

====================================================================================================================================
                                                                                               SHARES        COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       16,702.901   $   160,055   $     67,981
       Core Equity Fund ..............................................................       27,559.240       726,366        544,295
       Financial Services Fund .......................................................        9,210.624        54,431         37,948
       Global Health Care Fund .......................................................       12,000.987       214,227        149,653
       Global Real Estate Fund .......................................................       48,272.839     1,060,532        445,558
       High Yield Fund ...............................................................       59,262.165       320,746        218,677
       Mid Cap Core Equity Fund ......................................................        9,764.505       125,472         83,194
       Technology Fund ...............................................................        4,562.768        61,310         38,236
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................      158,123.355     5,070,208      4,805,368
       LargeCap Growth Portfolio .....................................................      113,253.228     4,278,103      2,998,945
       MidCap Growth Portfolio .......................................................      231,225.244     4,122,790      1,627,826
       SmallCap Growth Portfolio .....................................................       78,308.295     1,539,668      1,376,660
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................       18,820.777       347,456        246,553
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................       23,925.207       162,683        126,325
       Income & Growth Fund ..........................................................      119,552.190       875,761        576,242
       Inflation Protection Fund .....................................................        7,021.054        72,252         69,508
       International Fund ............................................................       86,745.811       802,774        515,271
       Large Company Value Fund ......................................................          605.020         6,218          4,586
       Ultra Fund ....................................................................          268.744         2,031          1,628
       Value Fund ....................................................................      455,398.631     3,408,202      2,131,266
       Vista Fund ....................................................................        6,325.603       123,126         68,127
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................          154.497         2,837          2,529
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................        3,553.426        56,679         36,813
     The Dreyfus Socially Responsible Growth Fund, Inc. ..............................       76,518.783     2,271,887      1,519,663
     Dreyfus Stock Index Fund ........................................................      457,145.682    14,362,271     10,505,208
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................       92,179.399     1,430,938        810,257
     Federated Insurance Series:
       Capital Income Fund II ........................................................       55,831.412       500,142        404,778
       High Income Bond Fund II ......................................................      107,692.122       792,130        541,692
       International Equity Fund II ..................................................       28,817.266       467,797        291,054
       Kaufmann Fund II ..............................................................        5,790.260        87,631         56,108
       Market Opportunity Fund II ....................................................        2,001.285        20,404         20,013
     Janus Aspen Series:
       Balanced Portfolio ............................................................       12,509.011       350,752        286,456
       Forty Portfolio ...............................................................        5,232.345       203,460        120,187
       Global Life Sciences Portfolio ................................................        3,428.098        37,942         28,350
       Growth and Income Portfolio ...................................................      110,096.287     1,611,272      1,273,814
       International Growth Portfolio ................................................       39,811.042     2,044,228      1,052,206
       Large Cap Growth Portfolio ....................................................      413,396.968     9,427,735      6,531,672
       Mid Cap Growth Portfolio ......................................................      235,929.127     8,144,821      5,015,854
       Perkins Mid Cap Value Portfolio ...............................................        3,350.051        51,264         35,879
       Perkins Small Company Portfolio (Service Class) ...............................          140.375         2,116          1,573
       Worldwide Growth Portfolio ....................................................      346,985.088    11,431,892      6,686,403
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................       38,495.106       891,209        446,158
       International Equity Portfolio ................................................        6,334.454        84,524         52,133
       US Small Cap Equity Portfolio .................................................      112,022.718     1,481,921        710,224
       US Strategic Equity Portfolio .................................................       12,385.749       147,109         80,631
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................          554.547         9,212          5,390
       Capital and Income Portfolio ..................................................           19.662           238            153
       Fundamental Value Portfolio ...................................................          469.801        10,450          6,305
       Large Cap Growth Portfolio ....................................................          761.220        12,912          7,894

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio ..............................................        2,776.375   $    20,795   $     14,715
       Strategic Bond Portfolio ......................................................       15,558.977       153,881        118,560
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................       19,593.051       291,631        196,519
       Growth and Income Portfolio ...................................................      161,491.806     4,262,046      2,788,963
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................        7,273.190       189,518        117,390
       Partners Portfolio ............................................................      125,120.682     1,946,216        889,608
       Regency Portfolio .............................................................        5,742.264        90,967         49,383
       Short Duration Bond Portfolio .................................................       57,010.496       724,495        610,582
       Small-Cap Growth Portfolio ....................................................          372.288         5,489          3,108
       Socially Responsive Portfolio .................................................        7,334.265       113,709         68,869
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      576,831.748     9,066,599      6,679,712
       JNF Equity Portfolio ..........................................................      860,210.318    20,353,552     10,580,587
       JNF Money Market Portfolio ....................................................    8,771,275.020     8,771,275      8,771,275
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................       10,699.207       121,145         98,432
       CommodityRealReturn Strategy Portfolio ........................................       13,409.600       191,163         93,867
       Emerging Markets Bond Portfolio ...............................................          455.328         5,971          4,699
       Foreign Bond US Dollar-Hedged Portfolio .......................................        1,919.323        19,486         18,387
       Global Bond Unhedged Portfolio ................................................       10,124.743       130,780        124,028
       High Yield Portfolio ..........................................................        1,649.609        12,500          9,337
       Long Term US Government Portfolio .............................................        3,783.194        42,867         46,268
       Low Duration Portfolio ........................................................        5,791.368        59,236         56,060
       RealEstateRealReturn Strategy Portfolio .......................................        2,335.436        22,440         10,882
       Real Return Portfolio .........................................................      128,623.257     1,535,918      1,448,297
       Short-Term Portfolio ..........................................................       14,695.236       147,010        141,367
       Total Return Portfolio ........................................................      119,106.607     1,226,228      1,227,989
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio ........................................................        2,504.092        30,961         22,612
       Emerging Markets Portfolio ....................................................        7,384.909       279,623        115,352
       Equity Income Portfolio .......................................................       23,182.966       549,326        353,772
       Fund Portfolio ................................................................        7,692.877       182,228        122,548
       Global High Yield Portfolio ...................................................          712.533         6,503          3,990
       High Yield Portfolio ..........................................................        4,166.011        44,095         26,871
       International Value Portfolio .................................................        5,734.883        98,517         55,915
       Mid Cap Value Portfolio .......................................................        2,974.576        47,154         34,683
       Money Market Portfolio ........................................................       63,104.270        63,104         63,104
       Small Cap Value Portfolio .....................................................          375.065         5,506          2,536
       Strategic Income Portfolio ....................................................          704.174         7,338          6,281
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................       36,266.272       447,096        218,686
       Small-Cap Portfolio ...........................................................       63,565.163       600,442        408,088
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................       31,086.811     1,101,432        672,719
       CLS AdvisorOne Clermont Fund ..................................................       18,155.945       527,575        328,441
       Banking Fund ..................................................................        3,792.134        50,200         50,815
       Basic Materials Fund ..........................................................        6,293.567       139,600        121,969
       Biotechnology Fund ............................................................        6,088.330       119,749        115,861
       Commodities Strategy Fund .....................................................        3,005.776        75,133         34,476
       Consumer Products Fund ........................................................          409.185        10,842         11,256
       Dow 2X Strategy Fund ..........................................................        3,931.145        37,051         37,936
       Electronics Fund ..............................................................          250.899         2,128          1,711
       Energy Fund ...................................................................       19,173.277       570,201        392,861
       Energy Services Fund ..........................................................       23,322.809       832,634        330,718
       Essential Portfolio Conservative Fund .........................................        4,885.214       122,798        106,156
       Essential Portfolio Moderate Fund .............................................        4,811.968       118,059         99,993
       Europe 1.25X Strategy Fund ....................................................          779.429        13,394          9,860
       Financial Services Fund .......................................................        3,074.815        34,086         35,084

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Government Long Bond 1.2X Strategy Fund .......................................       10,785.917   $   159,423   $    185,949
       Health Care Fund ..............................................................        3,425.560        85,300         72,690
       Inverse Dow 2X Strategy Fund ..................................................        7,526.423       347,612        268,015
       Inverse Government Long Bond Strategy Fund ....................................        3,113.415        41,897         42,342
       Inverse Mid-Cap Strategy Fund .................................................          117.155         6,905          5,483
       Inverse NASDAQ-100(R) Strategy Fund ...........................................        6,533.571       171,617        163,731
       Inverse Russell 2000(R) Strategy Fund .........................................          371.394        17,721         15,859
       Inverse S&P 500 Strategy Fund .................................................          659.120        40,992         38,518
       Japan 1.25X Strategy Fund .....................................................           88.878         1,280          1,340
       Large-Cap Growth Fund .........................................................          444.485         7,275          7,321
       Large-Cap Value Fund ..........................................................        7,197.405        81,149         65,928
       Leisure Fund ..................................................................          856.226        30,400         26,089
       Mid Cap 1.5X Strategy Fund ....................................................        9,249.653        79,526         90,739
       Mid-Cap Growth Fund ...........................................................        1,195.923        30,462         22,543
       Mid-Cap Value Fund ............................................................        9,848.787        97,577         85,586
       Multi-Cap Core Equity Fund ....................................................          240.080         4,677          3,488
       NASDAQ-100(R) 2X Strategy Fund ................................................        3,755.348        30,926         30,794
       NASDAQ-100(R) Fund ............................................................       53,626.751       867,884        563,081
       Nova Fund .....................................................................       15,208.723        67,425         69,200
       Precious Metals Fund ..........................................................       27,085.955       190,305        250,274
       Real Estate Fund ..............................................................        4,607.342        78,750         80,675
       Retailing Fund ................................................................          533.398         5,737          4,016
       Russell 2000(R) 1.5X Strategy Fund ............................................        2,010.867        31,792         33,320
       Russell 2000(R) 2X Strategy Fund ..............................................          435.685         7,786          3,211
       S&P 500 2X Strategy Fund ......................................................        7,814.012        46,989         48,134
       Sector Rotation Fund ..........................................................        3,395.910        46,365         30,733
       Small-Cap Growth Fund .........................................................          558.553        13,479          9,931
       Small-Cap Value Fund ..........................................................        3,646.711        36,531         37,087
       Strengthening Dollar 2X Strategy Fund .........................................          487.277        12,107         10,354
       Technology Fund ...............................................................        6,593.696        85,657         46,486
       Telecommunications Fund .......................................................        5,823.831        45,132         46,241
       Transportation Fund ...........................................................          758.136         8,371          8,271
       U.S. Government Money Market Fund .............................................      739,595.903       739,596        739,595
       Utilities Fund ................................................................        4,995.692        76,066         76,984
       Weakening Dollar 2X Strategy Fund .............................................        2,301.925        71,020         57,778
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................       20,904.035       302,940        256,284
       Global Technology Portfolio ...................................................       10,816.100       151,773        117,679
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................       61,718.611     1,570,956        741,240
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................        1,109.907        11,339         10,001
       Bond Fund .....................................................................       46,148.067       531,909        531,625
       Emerging Markets Fund .........................................................      126,634.920     2,200,348        744,612
       Hard Assets Fund ..............................................................       69,602.657     2,299,416      1,305,050
       Real Estate Fund ..............................................................       39,815.878       609,792        246,858
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................      122,790.178     1,649,257      1,374,022
       Opportunity Fund ..............................................................      119,927.442     2,327,802      1,218,462
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ...............................................................................................   $100,404,041
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS       UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       87,764.939   $  0.774579   $     67,981
       Core Equity Fund ..............................................................       68,246.813      7.975386        544,295
       Financial Services Fund .......................................................       92,656.592      0.409554         37,948
       Global Health Care Fund .......................................................      171,071.667      0.874795        149,653
       Global Real Estate Fund .......................................................      282,995.197      1.574437        445,558
       High Yield Fund ...............................................................       25,100.916      8.711926        218,677
       Mid Cap Core Equity Fund ......................................................       68,266.926      1.218655         83,194
       Technology Fund ...............................................................      106,907.922      0.357656         38,236
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................    1,785,134.217      2.691684      4,805,017
       LargeCap Growth Portfolio .....................................................    2,498,563.221      1.200014      2,998,311
       MidCap Growth Portfolio .......................................................    1,240,872.152      1.311840      1,627,826
       SmallCap Growth Portfolio .....................................................    1,277,557.121      1.077572      1,376,660
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................      299,660.273      0.822774        246,553
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................       13,564.750      9.312749        126,325
       Income & Growth Fund ..........................................................      671,470.897      0.858178        576,242
       Inflation Protection Fund .....................................................        6,266.603     11.091840         69,508
       International Fund ............................................................      456,029.141      1.129907        515,271
       Large Company Value Fund ......................................................          791.607      5.793575          4,586
       Ultra Fund ....................................................................          244.776      6.652513          1,628
       Value Fund ....................................................................    1,312,847.315      1.623392      2,131,266
       Vista Fund ....................................................................       10,878.532      6.262491         68,127
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................          269.274      9.392682          2,529
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................        4,254.852      8.652115         36,813
     The Dreyfus Socially Responsible Growth Fund, Inc. ..............................    1,131,110.974      1.343514      1,519,663
     Dreyfus Stock Index Fund ........................................................    6,144,895.903      1.708045     10,495,759
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................      720,303.042      1.124883        810,257
     Federated Insurance Series:
       Capital Income Fund II ........................................................      327,692.737      1.235235        404,778
       High Income Bond Fund II ......................................................      405,595.341      1.335548        541,692
       International Equity Fund II ..................................................      251,530.842      1.157131        291,054
       Kaufmann Fund II ..............................................................        7,829.501      7.166170         56,108
       Market Opportunity Fund II ....................................................        2,078.236      9.629798         20,013
     Janus Aspen Series:
       Balanced Portfolio ............................................................       33,218.265      8.623457        286,456
       Forty Portfolio ...............................................................       17,217.510      6.980507        120,187
       Global Life Sciences Portfolio ................................................        3,720.055      7.620937         28,350
       Growth and Income Portfolio ...................................................    1,281,025.949      0.994165      1,273,551
       International Growth Portfolio ................................................      549,863.829      1.913575      1,052,206
       Large Cap Growth Portfolio ....................................................    4,507,787.986      1.448975      6,531,672
       Mid Cap Growth Portfolio ......................................................    3,036,039.732      1.652025      5,015,614
       Perkins Mid Cap Value Portfolio ...............................................        5,086.194      7.054199         35,879
       Perkins Small Company Value Portfolio (Service Class) .........................          279.549      5.625356          1,573
       Worldwide Growth Portfolio ....................................................    4,124,404.836      1.621180      6,686,403
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................       29,824.241     14.959577        446,158
       International Equity Portfolio ................................................        5,161.630     10.100047         52,133
       US Small Cap Equity Portfolio .................................................      685,152.761      1.036592        710,224
       US Strategic Equity Portfolio .................................................       97,262.314      0.829001         80,631
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................          959.774      5.616011          5,390
       Capital and Income Portfolio ..................................................           23.889      6.415097            153
       Fundamental Value Portfolio ...................................................        1,061.519      5.939275          6,305
       Large Cap Growth Portfolio ....................................................        1,286.797      6.134485          7,894
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio ..............................................        1,901.712      7.737775         14,715
       Strategic Bond Portfolio ......................................................       12,972.514      9.139297        118,560

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS        UNIT VALUE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................      163,663.167   $  1.200750   $    196,519
       Growth and Income Portfolio ...................................................    2,629,680.460      1.060571      2,788,963
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................      157,852.707      0.743666        117,390
       Partners Portfolio ............................................................      909,275.243      0.978370        889,608
       Regency Portfolio .............................................................       47,666.138      1.036024         49,383
       Short Duration Bond Portfolio .................................................      532,317.129      1.147027        610,582
       Small-Cap Growth Portfolio ....................................................        3,606.544      0.861865          3,108
       Socially Responsive Portfolio .................................................        8,144.981      8.455377         68,869
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      900,704.672      7.415016      6,678,740
       JNF Equity Portfolio ..........................................................    2,085,836.685      5.072513     10,580,434
       JNF Money Market Portfolio ....................................................      870,773.554     10.072969      8,771,275
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................       10,695.776      9.202929         98,432
       CommodityRealReturn Strategy Portfolio ........................................       14,646.538      6.408820         93,867
       Emerging Markets Bond Portfolio ...............................................          498.254      9.431543          4,699
       Foreign Bond US Dollar-Hedged Portfolio .......................................        1,827.071     10.063557         18,387
       Global Bond Unhedged Portfolio ................................................       11,539.095     10.748494        124,028
       High Yield Portfolio ..........................................................        1,151.941      8.105032          9,337
       Long Term US Government Portfolio .............................................        3,726.656     12.415474         46,268
       Low Duration Portfolio ........................................................        5,376.744     10.426432         56,060
       RealEstateRealReturn Strategy Portfolio .......................................        2,028.164      5.365565         10,882
       Real Return Portfolio .........................................................    1,282,611.922      1.129178      1,448,297
       Short-Term Portfolio ..........................................................       13,413.269     10.539362        141,367
       Total Return Portfolio ........................................................    1,024,430.807      1.198704      1,227,989
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio ........................................................        3,136.326      7.209711         22,612
       Emerging Markets Portfolio ....................................................       17,924.689      6.435393        115,352
       Equity Income Portfolio .......................................................      397,297.608      0.890446        353,772
       Fund Portfolio ................................................................      164,523.522      0.744866        122,548
       Global High Yield Portfolio ...................................................          596.966      6.683591          3,990
       High Yield Portfolio ..........................................................        3,647.403      7.367172         26,871
       International Value Portfolio .................................................        8,788.621      6.362226         55,915
       Mid Cap Value Portfolio .......................................................        4,234.424      8.190839         34,683
       Money Market Portfolio ........................................................        5,814.700     10.852527         63,104
       Small Cap Value Portfolio .....................................................          441.170      5.747555          2,536
       Strategic Income Portfolio ....................................................          682.457      9.204235          6,281
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................      175,160.646      1.248489        218,686
       Small-Cap Portfolio ...........................................................      281,282.026      1.450814        408,088
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................       85,617.471      7.857263        672,719
       CLS AdvisorOne Clermont Fund ..................................................       40,424.749      8.124752        328,441
       Banking Fund ..................................................................       10,004.636      5.079112         50,815
       Basic Materials Fund ..........................................................       11,207.893     10.882429        121,969
       Biotechnology Fund ............................................................       13,443.404      8.618431        115,861
       Commodities Strategy Fund .....................................................        6,804.040      5.067017         34,476
       Consumer Products Fund ........................................................        1,149.835      9.789519         11,256
       Dow 2X Strategy Fund ..........................................................        6,991.832      5.425693         37,936
       Electronics Fund ..............................................................          384.172      4.454127          1,711
       Energy Fund ...................................................................       30,816.532     12.748369        392,861
       Energy Services Fund ..........................................................       30,254.623     10.931158        330,718
       Essential Portfolio Conservative Fund .........................................       11,371.819      9.334978        106,156
       Essential Portfolio Moderate Fund .............................................       11,410.699      8.763069         99,993
       Europe 1.25X Strategy Fund ....................................................        1,232.349      8.000781          9,860
       Financial Services Fund .......................................................        6,355.217      5.520434         35,084
       Government Long Bond 1.2X Strategy Fund .......................................      114,687.219      1.621356        185,949
       Health Care Fund ..............................................................        8,249.216      8.811757         72,690
       Inverse Dow 2X Strategy Fund ..................................................       27,962.637      9.584769        268,015
       Inverse Government Long Bond Strategy Fund ....................................       75,719.282      0.559203         42,342

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS        UNIT VALUE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Inverse Mid-Cap Strategy Fund .................................................          570.007   $  9.618609   $      5,483
       Inverse NASDAQ-100(R) Strategy Fund ...........................................       15,295.814     10.704322        163,731
       Inverse Russell 2000(R) Strategy Fund .........................................        1,768.309      8.968192         15,859
       Inverse S&P 500 Strategy Fund .................................................       44,522.995      0.865134         38,518
       Japan 1.25X Strategy Fund .....................................................          182.500      7.344342          1,340
       Large-Cap Growth Fund .........................................................        1,090.063      6.715963          7,321
       Large-Cap Value Fund ..........................................................       10,483.268      6.288892         65,928
       Leisure Fund ..................................................................        4,115.141      6.339831         26,089
       Mid Cap 1.5X Strategy Fund ....................................................       91,167.603      0.995299         90,739
       Mid-Cap Growth Fund ...........................................................        2,708.075      8.324398         22,543
       Mid-Cap Value Fund ............................................................       11,757.121      7.279499         85,586
       Multi-Cap Core Equity Fund ....................................................          569.700      6.123383          3,488
       NASDAQ-100(R) 2X Strategy Fund ................................................        7,529.163      4.089917         30,794
       NASDAQ-100(R) Fund ............................................................       57,790.274      9.743523        563,081
       Nova Fund .....................................................................       11,432.267      6.053016         69,200
       Precious Metals Fund ..........................................................       21,430.450     11.678430        250,274
       Real Estate Fund ..............................................................        9,651.548      8.358716         80,675
       Retailing Fund ................................................................          585.424      6.860795          4,016
       Russell 2000(R) 1.5X Strategy Fund ............................................       31,683.532      1.051653         33,320
       Russell 2000(R) 2X Strategy Fund ..............................................        1,077.013      2.981266          3,211
       S&P 500 2X Strategy Fund ......................................................       10,692.351      4.501733         48,134
       Sector Rotation Fund ..........................................................       25,856.970      1.188579         30,733
       Small-Cap Growth Fund .........................................................        1,213.685      8.182617          9,931
       Small-Cap Value Fund ..........................................................        6,137.449      6.042744         37,087
       Strengthening Dollar 2X Strategy Fund .........................................        1,241.172      8.342513         10,354
       Technology Fund ...............................................................        7,142.605      6.508208         46,486
       Telecommunications Fund .......................................................        6,256.512      7.390859         46,241
       Transportation Fund ...........................................................          876.664      9.435035          8,271
       U.S. Government Money Market Fund .............................................      724,984.604      1.020153        739,595
       Utilities Fund ................................................................        6,643.649     11.587615         76,984
       Weakening Dollar 2X Strategy Fund .............................................        5,156.469     11.205007         57,778
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................      503,202.819      0.509305        256,284
       Global Technology Portfolio ...................................................      298,860.387      0.393760        117,679
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................      677,813.087      1.093576        741,240
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................       11,008.632      0.908427         10,001
       Bond Fund .....................................................................      322,605.525      1.647911        531,625
       Emerging Markets Fund .........................................................      692,858.057      1.074697        744,612
       Hard Assets Fund ..............................................................      581,334.690      2.244920      1,305,050
       Real Estate Fund ..............................................................      216,944.068      1.137889        246,858
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................      161,738.186      8.495349      1,374,022
       Opportunity Fund ..............................................................      801,963.962      1.519348      1,218,462
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves ......................................   $100,391,979
====================================================================================================================================

Net assets attributable to contract owners' annuity payment reserves
   Contract owners' annuity payment reserves:
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................                                  $        351
       LargeCap Growth Portfolio .....................................................                                           634
     Dreyfus Stock Index Fund ........................................................                                         9,449
     Janus Aspen Series:
       Growth and Income Portfolio ...................................................                                           263
       Mid Cap Growth Portfolio ......................................................                                           240
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................                                           972
       JNF Equity Portfolio ..........................................................                                           153
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves .......................................   $     12,062
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' reserves .....................................................   $100,404,041
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                                -------------------------------------------------------------------
                                                                                                          GLOBAL        GLOBAL
                                                                  BASIC         CORE        FINANCIAL     HEALTH         REAL
                                                                  VALUE        EQUITY       SERVICES       CARE         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $      560   $    15,495   $    1,794   $       --   $      39,407
Expenses:
   Mortality and expense risk fees ..........................        1,327         8,373          964        2,369           9,495
   Administrative fees ......................................          159         1,005          116          284           1,139
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................        1,486         9,378        1,080        2,653          10,634
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................         (926)        6,117          714       (2,653)         28,773
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................           91         1,215      (60,395)       5,317         (37,866)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................        2,139            --          221        8,728           7,810
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................       19,671            --        4,945       30,217          53,096
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares .................................................       21,901         1,215      (55,229)      44,262          23,040
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................      (94,354)     (249,916)      (2,738)    (110,010)       (452,349)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $  (73,379)  $  (242,584)  $  (57,253)  $  (68,401)  $    (400,536)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                                -------------------------------------------------------------------
                                                                                                          GLOBAL        GLOBAL
                                                                   BASIC        CORE        FINANCIAL     HEALTH         REAL
                                                                   VALUE       EQUITY       SERVICES       CARE         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $     (926)  $     6,117   $      714   $   (2,653)  $      28,773
   Net realized gain (loss) on investments in portfolio
     shares .................................................       21,901         1,215      (55,229)      44,262          23,040
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................      (94,354)     (249,916)      (2,738)    (110,010)       (452,349)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..      (73,379)     (242,584)     (57,253)     (68,401)       (400,536)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......       10,249        45,946        3,820       12,451          37,910
   Contract redemptions .....................................       (2,205)      (28,989)      (4,985)      (7,262)        (76,689)
   Net transfers (including mortality transfers) ............      (15,575)       30,589       29,324          (89)       (275,955)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ........................       (7,531)       47,546       28,159        5,100        (314,734)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................      (80,910)     (195,038)     (29,094)     (63,301)       (715,270)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      148,891       739,333       67,042      212,954       1,160,828
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................   $   67,981   $   544,295   $   37,948   $  149,653   $     445,558
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                                                                  ALLIANCEBERNSTEIN   AMERICAN
                                                                                                       VARIABLE        CENTURY
             AIM VARIABLE                                                                              PRODUCTS       VARIABLE
     INSURANCE FUNDS (CONTINUED)                       THE ALGER AMERICAN FUND                          SERIES       PORTFOLIOS
-----------------------------------  -----------------------------------------------------------  -----------------  -----------
               MID CAP
    HIGH        CORE                      CAPITAL         LARGECAP       MIDCAP       SMALLCAP         GROWTH &
   YIELD       EQUITY    TECHNOLOGY  APPRECIATION (a)*   GROWTH (b)*     GROWTH      GROWTH (c)*        INCOME        BALANCED
--------------------------------------------------------------------------------------------------------------------------------
$    27,476  $    1,460  $       --  $              --  $     10,638  $      5,342  $         --  $           6,728  $    3,636

      3,099       1,280         736             94,666        59,652        39,465        27,714              4,105       1,673
        371         153          88             11,360         7,158         4,735         3,326                493         200
--------------------------------------------------------------------------------------------------------------------------------
      3,470       1,433         824            106,026        66,810        44,200        31,040              4,598       1,873
--------------------------------------------------------------------------------------------------------------------------------
     24,006          27        (824)          (106,026)      (56,172)      (38,858)      (31,040)             2,130       1,763
--------------------------------------------------------------------------------------------------------------------------------

    (12,552)     (3,438)       (827)           302,327      (103,397)     (332,319)      183,050           (138,984)     (3,689)

         --       1,437          --                 --            --       978,337            --              7,814       1,339

         --      11,487          --                 --            --       131,123        31,442             49,461       9,196
--------------------------------------------------------------------------------------------------------------------------------
    (12,552)      9,486        (827)           302,327      (103,397)      777,141       214,492            (81,709)      6,846
--------------------------------------------------------------------------------------------------------------------------------

    (76,510)    (46,689)    (31,005)        (4,572,251)   (2,625,646)   (3,274,983)   (1,523,606)          (112,714)    (37,124)
--------------------------------------------------------------------------------------------------------------------------------
$   (65,056) $  (37,176) $  (32,656) $      (4,375,950) $ (2,785,215) $ (2,536,700) $ (1,340,154) $        (192,293) $  (28,515)
================================================================================================================================

================================================================================================================================
                                                                                                  ALLIANCEBERNSTEIN   AMERICAN
                                                                                                       VARIABLE        CENTURY
             AIM VARIABLE                                                                              PRODUCTS       VARIABLE
     INSURANCE FUNDS (CONTINUED)                       THE ALGER AMERICAN FUND                          SERIES       PORTFOLIOS
-----------------------------------  -----------------------------------------------------------  -----------------  -----------
               MID CAP
    HIGH        CORE                      CAPITAL         LARGECAP       MIDCAP       SMALLCAP         GROWTH &
   YIELD       EQUITY    TECHNOLOGY  APPRECIATION (a)*   GROWTH (b)*     GROWTH      GROWTH (c)*        INCOME        BALANCED
--------------------------------------------------------------------------------------------------------------------------------
$    24,006  $       27  $     (824) $        (106,026) $    (56,172) $    (38,858) $    (31,040) $           2,130  $    1,763
    (12,552)      9,486        (827)           302,327      (103,397)      777,141       214,492            (81,709)      6,846

    (76,510)    (46,689)    (31,005)        (4,572,251)   (2,625,646)   (3,274,983)   (1,523,606)          (112,714)    (37,124)
--------------------------------------------------------------------------------------------------------------------------------
    (65,056)    (37,176)    (32,656)        (4,375,950)   (2,785,215)   (2,536,700)   (1,340,154)          (192,293)    (28,515)
--------------------------------------------------------------------------------------------------------------------------------

     14,298       6,897       1,647            267,636       192,894       143,419        67,427             12,953       6,279
    (81,041)     (4,271)        (57)          (813,888)     (538,926)     (289,035)     (235,356)           (20,708)    (19,150)
     53,668       9,346      (2,609)          (355,431)     (310,701)     (260,368)     (192,088)           (43,422)     95,683
--------------------------------------------------------------------------------------------------------------------------------

    (13,075)     11,972      (1,019)          (901,683)     (656,733)     (405,984)     (360,017)           (51,177)     82,812
--------------------------------------------------------------------------------------------------------------------------------
    (78,131)    (25,204)    (33,675)        (5,277,633)   (3,441,948)   (2,942,684)   (1,700,171)          (243,470)     54,297
--------------------------------------------------------------------------------------------------------------------------------
    296,808     108,398      71,911         10,083,001     6,440,893     4,570,510     3,076,831            490,023      72,028
--------------------------------------------------------------------------------------------------------------------------------
$   218,677  $   83,194  $   38,236  $       4,805,368  $  2,998,945  $  1,627,826  $  1,376,660  $         246,553  $  126,325
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                   ----------------------------------------------------------------
                                                                                                                 LARGE
                                                                     INCOME &      INFLATION                    COMPANY
                                                                      GROWTH      PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $     22,415   $    3,084   $       6,793   $      4   $     --
Expenses:
   Mortality and expense risk fees ..............................        11,696          741          10,297         33          9
   Administrative fees ..........................................         1,404           89           1,235          4          1
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................................        13,100          830          11,532         37         10
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................         9,315        2,254          (4,739)       (33)       (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............................        (1,523)      (3,239)         42,983        (27)        (3)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................            --           --              --          1         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................       134,288           --          79,793          4         47
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..       132,765       (3,239)        122,776        (22)        44
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      (532,379)      (3,876)       (570,880)    (1,631)      (402)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......  $   (390,299)  $   (4,861)  $    (452,843)  $ (1,686)  $   (368)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                   ----------------------------------------------------------------
                                                                                                                 LARGE
                                                                     INCOME &      INFLATION                    COMPANY
                                                                      GROWTH      PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $      9,315   $    2,254   $      (4,739)  $    (33)  $    (10)
   Net realized gain (loss) on investments in portfolio shares ..       132,765       (3,239)        122,776        (22)        44
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      (532,379)      (3,876)       (570,880)    (1,631)      (402)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      (390,299)      (4,861)       (452,843)    (1,686)      (368)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........        45,462        8,056          41,893        320      1,968
   Contract redemptions .........................................      (192,151)      (6,236)        (86,274)       (30)        --
   Net transfers (including mortality transfers) ................      (291,600)      31,897         (37,064)     5,898         --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ...........................      (438,289)      33,717         (81,445)     6,188      1,968
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...................      (828,588)      28,856        (534,288)     4,502      1,600
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     1,404,830       40,652       1,049,559         84         28
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............................  $    576,242   $   69,508   $     515,271   $  4,586   $  1,628
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                        DREYFUS
         AMERICAN          DIREXION     DREYFUS                                         VARIABLE
     CENTURY VARIABLE     INSURANCE   INVESTMENT                                       INVESTMENT           FEDERATED
 PORTFOLIOS (CONTINUED)     TRUST     PORTFOLIOS                                          FUND           INSURANCE SERIES
------------------------  ---------   ----------                                     -------------   -------------------------
                           DYNAMIC     SMALL CAP   DREYFUS SOCIALLY      DREYFUS                                     HIGH
                            VP HY        STOCK        RESPONSIBLE         STOCK      INTERNATIONAL     CAPITAL      INCOME
   VALUE         VISTA      BOND         INDEX          GROWTH            INDEX          VALUE        INCOME II     BOND II
------------------------------------------------------------------------------------------------------------------------------
$     72,318   $      --   $    147   $      378   $         15,994   $    311,708   $      29,088   $   31,870   $    86,365

      34,805       1,443         24          488             26,223        187,750          14,399        6,610        10,219
       4,176         174          3           58              3,147         22,530           1,728          793         1,227
------------------------------------------------------------------------------------------------------------------------------
      38,981       1,617         27          546             29,370        210,280          16,127        7,403        11,446
------------------------------------------------------------------------------------------------------------------------------
      33,337      (1,617)       120         (168)           (13,376)       101,428          12,961       24,467        74,919
------------------------------------------------------------------------------------------------------------------------------

    (211,477)    (19,730)        (2)      (5,319)          (110,778)      (129,315)       (113,590)      12,662       (59,512)

     159,064         734         --          184                 --             --          84,702           --            --

     224,875       5,541         --        6,365                 --             --         137,506           --            --
------------------------------------------------------------------------------------------------------------------------------
     172,462     (13,455)        (2)       1,230           (110,778)      (129,315)        108,618       12,662       (59,512)
------------------------------------------------------------------------------------------------------------------------------

  (1,074,815)    (59,994)      (308)     (14,562)          (738,702)    (6,751,561)       (679,802)    (153,859)     (236,098)
------------------------------------------------------------------------------------------------------------------------------
$   (869,016)  $ (75,066)  $   (190)  $  (13,500)  $       (862,856)  $ (6,779,448)  $    (558,223)  $ (116,730)  $  (220,691)
==============================================================================================================================

==============================================================================================================================
                                                                                        DREYFUS
         AMERICAN          DIREXION     DREYFUS                                         VARIABLE
     CENTURY VARIABLE     INSURANCE   INVESTMENT                                       INVESTMENT           FEDERATED
 PORTFOLIOS (CONTINUED)     TRUST     PORTFOLIOS                                          FUND           INSURANCE SERIES
------------------------  ---------   ----------                                     -------------   -------------------------
                           DYNAMIC     SMALL CAP   DREYFUS SOCIALLY      DREYFUS                                     HIGH
                            VP HY        STOCK        RESPONSIBLE         STOCK      INTERNATIONAL     CAPITAL      INCOME
   VALUE         VISTA      BOND         INDEX          GROWTH            INDEX          VALUE        INCOME II     BOND II
------------------------------------------------------------------------------------------------------------------------------
$     33,337   $  (1,617) $     120   $     (168)  $        (13,376)  $    101,428   $      12,961   $   24,467   $    74,919
     172,462     (13,455)        (2)       1,230           (110,778)      (129,315)        108,618       12,662       (59,512)

  (1,074,815)    (59,994)      (308)     (14,562)          (738,702)    (6,751,561)       (679,802)    (153,859)     (236,098)
------------------------------------------------------------------------------------------------------------------------------
    (869,016)    (75,066)      (190)     (13,500)          (862,856)    (6,779,448)       (558,223)    (116,730)     (220,691)
------------------------------------------------------------------------------------------------------------------------------

     136,320       3,022         --        4,732            107,113        827,383          66,765       20,311        33,413
    (420,942)     (3,125)        --      (13,455)          (181,902)    (1,426,880)       (170,713)    (131,786)     (191,828)
    (388,259)    (29,434)     2,719        8,758           (213,509)    (1,320,501)        (83,378)     (47,218)      (83,556)
------------------------------------------------------------------------------------------------------------------------------

    (672,881)    (29,537)     2,719           35           (288,298)    (1,919,998)       (187,326)    (158,693)     (241,971)
------------------------------------------------------------------------------------------------------------------------------
  (1,541,897)   (104,603)     2,529      (13,465)        (1,151,154)    (8,699,446)       (745,549)    (275,423)     (462,662)
------------------------------------------------------------------------------------------------------------------------------
   3,673,163     172,730         --       50,278          2,670,817     19,204,654       1,555,806      680,201     1,004,354
------------------------------------------------------------------------------------------------------------------------------
$  2,131,266   $  68,127  $   2,529   $   36,813   $      1,519,663   $ 10,505,208   $     810,257   $  404,778   $   541,692
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       FEDERATED INSURANCE SERIES              JANUS ASPEN SERIES
                                                              --------------------------------------------   -----------------------
                                                              INTERNATIONAL                     MARKET
                                                                EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED      FORTY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $       3,371   $        --   $          538   $   6,861   $      285
Expenses:
   Mortality and expense risk fees ........................           6,437           717              395       2,889        2,286
   Administrative fees ....................................             773            87               47         347          274
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................           7,210           804              442       3,236        2,560
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................          (3,839)         (804)              96       3,625       (2,275)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ....................................          29,956        (4,929)          (5,024)     (4,374)     (18,004)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................              --         1,343               --          72           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................              --         2,974               --      14,139           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..............................................          29,956          (612)          (5,024)      9,837      (18,004)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        (313,832)      (33,350)            (391)    (64,054)     (89,107)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $    (287,715)  $   (34,766)  $       (5,319)  $ (50,592)  $ (109,386)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       FEDERATED INSURANCE SERIES              JANUS ASPEN SERIES
                                                              --------------------------------------------   -----------------------
                                                              INTERNATIONAL                     MARKET
                                                                EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED      FORTY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $      (3,839)  $      (804)  $           96   $   3,625   $   (2,275)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................          29,956          (612)          (5,024)      9,837      (18,004)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................        (313,832)      (33,350)            (391)    (64,054)     (89,107)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................        (287,715)      (34,766)          (5,319)    (50,592)    (109,386)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....          14,699        53,302           11,639      27,232        2,971
   Contract redemptions ...................................         (81,661)       (6,696)              --     (33,794)     (23,636)
   Net transfers (including mortality transfers) ..........         (68,668)        6,962           13,693     225,870       69,977
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................        (135,630)       53,568           25,332     219,308       49,312
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............        (423,345)       18,802           20,013     168,716      (60,074)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         714,399        37,306               --     117,740      180,261
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $     291,054   $    56,108   $       20,013   $ 286,456   $  120,187
====================================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                                                                                       LAZARD
                                                                                                                    RETIREMENT
                                          JANUS ASPEN SERIES (CONTINUED)                                               SERIES
-----------------------------------------------------------------------------------------------------------------   ------------
                                                                                         PERKINS
  GLOBAL       GROWTH                                                       PERKINS       SMALL
   LIFE          AND       INTERNATIONAL     LARGE CAP       MID CAP        MID CAP      COMPANY      WORLDWIDE       EMERGING
 SCIENCES      INCOME          GROWTH         GROWTH          GROWTH      VALUE (n)*   VALUE (o)*       GROWTH        MARKETS
--------------------------------------------------------------------------------------------------------------------------------
$      --   $     19,105   $      24,023   $     70,032   $      19,681   $      219   $       --   $     123,597   $    16,579

      257         24,102          24,324        117,987          99,171          305            8         130,298        11,153
       31          2,892           2,918         14,159          11,900           36            1          15,636         1,338
--------------------------------------------------------------------------------------------------------------------------------
      288         26,994          27,242        132,146         111,071          341            9         145,934        12,491
--------------------------------------------------------------------------------------------------------------------------------
     (288)        (7,889)         (3,219)       (62,114)        (91,390)        (122)          (9)        (22,337)        4,088
--------------------------------------------------------------------------------------------------------------------------------

      652         89,358          46,268       (126,644)       (204,050)        (651)         (27)       (368,866)       64,716

       --             --          31,121             --              --          532           --              --        21,362

       --             --         283,605             --         452,966        1,567            8              --        29,276
--------------------------------------------------------------------------------------------------------------------------------
      652         89,358         360,994       (126,644)        248,916        1,448          (19)       (368,866)      115,354
--------------------------------------------------------------------------------------------------------------------------------

   (9,922)    (1,071,281)     (1,642,713)    (4,385,787)     (4,290,356)     (14,656)        (538)     (5,486,119)     (604,463)
--------------------------------------------------------------------------------------------------------------------------------
$  (9,558)  $   (989,812)  $  (1,284,938)  $ (4,574,545)  $  (4,132,830)  $  (13,330)  $     (566)  $  (5,877,322)  $  (485,021)
================================================================================================================================

================================================================================================================================
                                                                                                                       LAZARD
                                                                                                                    RETIREMENT
                                          JANUS ASPEN SERIES (CONTINUED)                                               SERIES
-----------------------------------------------------------------------------------------------------------------   ------------
                                                                                         PERKINS
  GLOBAL       GROWTH                                                       PERKINS       SMALL
   LIFE          AND       INTERNATIONAL     LARGE CAP       MID CAP        MID CAP      COMPANY      WORLDWIDE       EMERGING
 SCIENCES      INCOME          GROWTH         GROWTH          GROWTH      VALUE (n)*   VALUE (o)*       GROWTH        MARKETS
--------------------------------------------------------------------------------------------------------------------------------
$    (288)  $     (7,889)  $      (3,219)  $    (62,114)  $     (91,390)  $     (122)  $       (9)  $     (22,337)  $     4,088
      652         89,358         360,994       (126,644)        248,916        1,448          (19)       (368,866)      115,354

   (9,922)    (1,071,281)     (1,642,713)    (4,385,787)     (4,290,356)     (14,656)        (538)     (5,486,119)     (604,463)
--------------------------------------------------------------------------------------------------------------------------------
   (9,558)      (989,812)     (1,284,938)    (4,574,545)     (4,132,830)     (13,330)        (566)     (5,877,322)     (485,021)
--------------------------------------------------------------------------------------------------------------------------------

       --        106,480          58,060        492,868         255,296          736          950         392,549        29,956
     (163)      (172,021)       (106,696)      (767,579)       (778,482)        (938)         (30)     (1,017,923)      (74,285)
   34,543       (177,310)        (57,963)      (345,521)       (253,620)      39,345        1,111        (563,666)     (258,397)
--------------------------------------------------------------------------------------------------------------------------------

   34,380       (242,851)       (106,599)      (620,232)       (776,806)      39,143        2,031      (1,189,040)     (302,726)
--------------------------------------------------------------------------------------------------------------------------------
   24,822     (1,232,663)     (1,391,537)    (5,194,777)     (4,909,636)      25,813        1,465      (7,066,362)     (787,747)
--------------------------------------------------------------------------------------------------------------------------------
    3,528      2,506,477       2,443,743     11,726,449       9,925,490       10,066          108      13,752,765     1,233,905
--------------------------------------------------------------------------------------------------------------------------------
$  28,350   $  1,273,814   $   1,052,206   $  6,531,672   $   5,015,854  $    35,879  $     1,573   $   6,686,403   $   446,158
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                                                                  LEGG MASON
                                                                                                              PARTNERS VARIABLE
                                                                  LAZARD RETIREMENT SERIES (CONTINUED)           EQUITY TRUST
                                                              -------------------------------------------   ----------------------
                                                                                                                          CAPITAL
                                                              INTERNATIONAL   US SMALL CAP   US STRATEGIC   AGGRESSIVE      AND
                                                                  EQUITY       EQUITY (m)*      EQUITY        GROWTH      INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $         933   $         --   $        845   $       --   $      2
Expenses:
   Mortality and expense risk fees ........................             930         13,431          1,412           89         46
   Administrative fees ....................................             112          1,611            170           10          5
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................           1,042         15,042          1,582           99         51
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................            (109)       (15,042)          (737)         (99)       (49)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................          (8,541)      (213,864)        (5,308)         (26)    (2,006)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................              --             --             --           --         70
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................             261             --             --           --         26
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..............................................          (8,280)      (213,864)        (5,308)         (26)    (1,910)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         (25,946)      (236,879)       (40,909)      (3,359)       758
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $     (34,335)  $   (465,785)  $    (46,954)  $   (3,484)  $ (1,201)
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                                                                  LEGG MASON
                                                                                                              PARTNERS VARIABLE
                                                                  LAZARD RETIREMENT SERIES (CONTINUED)           EQUITY TRUST
                                                              -------------------------------------------   ----------------------
                                                                                                                          CAPITAL
                                                              INTERNATIONAL   US SMALL CAP   US STRATEGIC   AGGRESSIVE      AND
                                                                  EQUITY       EQUITY (m)*      EQUITY        GROWTH      INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        (109)  $    (15,042)  $       (737)  $      (99)  $    (49)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................          (8,280)      (213,864)        (5,308)         (26)    (1,910)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................         (25,946)      (236,879)       (40,909)      (3,359)       758
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................         (34,335)      (465,785)       (46,954)      (3,484)    (1,201)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....           4,410         69,870          7,120           --         --
   Contract redemptions ...................................          (1,013)      (172,112)       (12,101)          --     (1,206)
   Net transfers (including mortality transfers) ..........          (5,304)      (105,767)        (1,803)         393     (2,642)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................          (1,907)      (208,009)        (6,784)         393     (3,848)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............         (36,242)      (673,794)       (53,738)      (3,091)    (5,049)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          88,375      1,384,018        134,369        8,481      5,202
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $      52,133   $    710,224   $     80,631   $    5,390   $    153
==================================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
       LEGG MASON                                                                                             NEUBERGER
    PARTNERS VARIABLE                   LEGG MASON PARTNERS                      LORD ABBETT               BERMAN ADVISERS
EQUITY TRUST (CONTINUED)               VARIABLE INCOME TRUST                     SERIES FUND              MANAGEMENT TRUST
------------------------   --------------------------------------------   -------------------------   -------------------------
                              GLOBAL                                                      GROWTH         HIGH
FUNDAMENTAL   LARGE CAP     HIGH YIELD                       STRATEGIC     AMERICA'S        AND         INCOME       MID-CAP
   VALUE        GROWTH         BOND      GOVERNMENT (d)*       BOND          VALUE        INCOME      BOND (e)*      GROWTH
-------------------------------------------------------------------------------------------------------------------------------
$       148   $       30   $     2,129   $            --   $      9,052   $    9,584   $     56,746   $      --   $         --

         97          151           313                30          4,288        3,600         49,524          24          2,612
         12           18            38                 4            514          432          5,943           3            314
-------------------------------------------------------------------------------------------------------------------------------
        109          169           351                34          4,802        4,032         55,467          27          2,926
-------------------------------------------------------------------------------------------------------------------------------
         39         (139)        1,778               (34)         4,250        5,552          1,279         (27)        (2,926)
-------------------------------------------------------------------------------------------------------------------------------

       (984)        (542)       (6,213)             (469)       (70,665)      (6,831)       (68,843)        (86)          (223)

         --           --            --                --             --          302             --          --             --

          6           --            --                --             --        5,450         13,285          --             --
-------------------------------------------------------------------------------------------------------------------------------
       (978)        (542)       (6,213)             (469)       (70,665)      (1,079)       (55,558)        (86)          (223)
-------------------------------------------------------------------------------------------------------------------------------

     (2,827)      (4,659)       (1,165)              218         14,386      (98,541)    (1,742,106)         50       (107,858)
-------------------------------------------------------------------------------------------------------------------------------
$    (3,766)  $   (5,340)  $    (5,600)  $          (285)  $    (52,029)  $  (94,068)  $ (1,796,385)  $     (63)  $   (111,007)
===============================================================================================================================

===============================================================================================================================
       LEGG MASON                                                                                             NEUBERGER
    PARTNERS VARIABLE                   LEGG MASON PARTNERS                      LORD ABBETT               BERMAN ADVISERS
EQUITY TRUST (CONTINUED)               VARIABLE INCOME TRUST                     SERIES FUND              MANAGEMENT TRUST
------------------------   --------------------------------------------   -------------------------   -------------------------
                              GLOBAL                                                      GROWTH         HIGH
FUNDAMENTAL   LARGE CAP     HIGH YIELD                       STRATEGIC     AMERICA'S        AND         INCOME       MID-CAP
   VALUE        GROWTH         BOND      GOVERNMENT (d)*       BOND          VALUE        INCOME      BOND (e)*      GROWTH
-------------------------------------------------------------------------------------------------------------------------------
$        39   $     (139)  $     1,778   $           (34)  $      4,250   $    5,552   $      1,279   $     (27)  $     (2,926)
       (978)        (542)       (6,213)             (469)       (70,665)      (1,079)       (55,558)        (86)          (223)

     (2,827)      (4,659)       (1,165)              218         14,386      (98,541)    (1,742,106)         50       (107,858)
-------------------------------------------------------------------------------------------------------------------------------
     (3,766)      (5,340)       (5,600)             (285)       (52,029)     (94,068)    (1,796,385)        (63)      (111,007)
-------------------------------------------------------------------------------------------------------------------------------

      1,924          537            --               532         16,553       13,857        235,818          --          3,486
     (5,455)      (4,796)       (2,747)             (130)       (37,594)     (43,102)      (343,845)         --        (20,268)
        167       (1,033)      (30,108)           (5,965)    (1,098,983)    (164,609)      (474,431)       (771)       (40,616)
-------------------------------------------------------------------------------------------------------------------------------

     (3,364)      (5,292)      (32,855)           (5,563)    (1,120,024)    (193,854)      (582,458)       (771)       (57,398)
-------------------------------------------------------------------------------------------------------------------------------
     (7,130)     (10,632)      (38,455)           (5,848)    (1,172,053)    (287,922)    (2,378,843)       (834)      (168,405)
-------------------------------------------------------------------------------------------------------------------------------
     13,435       18,526        53,170             5,848      1,290,613      484,441      5,167,806         834        285,795
-------------------------------------------------------------------------------------------------------------------------------
$     6,305   $    7,894   $    14,715   $            --   $    118,560   $  196,519   $  2,788,963   $      --   $    117,390
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                                          NEUBERGER BERMAN
                                                                               ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------
                                                                                              SHORT
                                                                                             DURATION    SMALL-CAP     SOCIALLY
                                                                   PARTNERS      REGENCY     BOND (f)*   GROWTH (g)*   RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      7,635   $   1,061   $   33,099   $        --   $    2,251
Expenses:
   Mortality and expense risk fees ...........................         20,356       1,262       10,615            59        1,106
   Administrative fees .......................................          2,443         152        1,274             7          132
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..........................................         22,799       1,414       11,889            66        1,238
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................        (15,164)       (353)      21,210           (66)       1,013
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ........................................       (210,194)     (4,497)     (15,451)         (422)      (1,567)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................          2,008          --           --            --          771
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................        238,911         196           --           143        6,926
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ..................................................         30,725      (4,301)     (15,451)         (279)       6,130
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................     (1,048,550)    (47,234)    (128,284)       (1,747)     (53,699)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...   $ (1,032,989)  $ (51,888)  $ (122,525)  $    (2,092)  $  (46,556)
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                                          NEUBERGER BERMAN
                                                                               ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------
                                                                                              SHORT
                                                                                             DURATION     SMALL-CAP     SOCIALLY
                                                                   PARTNERS      REGENCY     BOND (f)*   GROWTH (g)*   RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $    (15,164)  $    (353)  $   21,210   $       (66)  $    1,013
   Net realized gain (loss) on investments in portfolio
     shares ..................................................         30,725      (4,301)     (15,451)         (279)       6,130
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................     (1,048,550)    (47,234)    (128,284)       (1,747)     (53,699)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...     (1,032,989)    (51,888)    (122,525)       (2,092)     (46,556)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......         43,440       3,956       51,013           985        4,757
   Contract redemptions ......................................       (227,813)    (44,052)    (326,983)          (30)      (9,333)
   Net transfers (including mortality transfers) .............       (204,861)    (10,284)     (47,302)       (1,202)      17,458
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..................................       (389,234)    (50,380)    (323,272)         (247)      12,882
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     (1,422,223)   (102,268)    (445,797)       (2,339)     (33,674)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      2,311,831     151,651    1,056,379         5,447      102,543
----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $    889,608   $  49,383   $  610,582   $     3,108   $   68,869
==================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
               NORTHERN LIGHTS
                VARIABLE TRUST                                   PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------   ------------------------------------------------------------------------
                                                                                   FOREIGN
                                  JNF                    COMMODITY-   EMERGING      BOND        GLOBAL
    JNF            JNF           MONEY         ALL      REAL RETURN    MARKETS   US DOLLAR-      BOND        HIGH
  BALANCED        EQUITY      MARKET (h)*     ASSET       STRATEGY      BOND        HEDGED     UNHEDGED      YIELD
--------------------------------------------------------------------------------------------------------------------
$    175,548   $     25,759   $   151,425   $   5,719   $     9,692   $    689   $      546   $    2,871   $    680

     107,192        211,013        76,416         865         2,691        138          223        1,037        106
      12,863         25,322         9,169         104           323         16           26          124         13
--------------------------------------------------------------------------------------------------------------------
     120,055        236,335        85,585         969         3,014        154          249        1,161        119
--------------------------------------------------------------------------------------------------------------------
      55,493       (210,576)       65,840       4,750         6,678        535          297        1,710        561
--------------------------------------------------------------------------------------------------------------------

    (246,889)      (994,370)           --      (2,292)      (46,981)      (849)         276       (5,321)      (643)

          --             --            --          60         1,520        125           --           --         --

          --             --            --         267            --        122           --           --         29
--------------------------------------------------------------------------------------------------------------------
    (246,889)      (994,370)           --      (1,965)      (45,461)      (602)         276       (5,321)      (614)
--------------------------------------------------------------------------------------------------------------------

  (2,112,862)    (7,414,738)           --     (22,326)     (101,199)    (1,140)      (1,201)      (6,872)    (3,046)
--------------------------------------------------------------------------------------------------------------------
$ (2,304,258)  $ (8,619,684)  $    65,840   $ (19,541)  $  (139,982)  $ (1,207)  $     (628)  $  (10,483)  $ (3,099)
====================================================================================================================

====================================================================================================================
               NORTHERN LIGHTS
                VARIABLE TRUST                                   PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------   ------------------------------------------------------------------------
                                                                                  FOREIGN
                                  JNF                    COMMODITY-   EMERGING      BOND        GLOBAL
    JNF            JNF           MONEY         ALL      REAL RETURN    MARKETS   US DOLLAR-      BOND        HIGH
  BALANCED        EQUITY      MARKET (h)*     ASSET       STRATEGY      BOND       HEDGED      UNHEDGED      YIELD
--------------------------------------------------------------------------------------------------------------------
$     55,493   $   (210,576)  $    65,840   $   4,750   $     6,678   $    535   $      297   $    1,710   $    561
    (246,889)      (994,370)           --      (1,965)      (45,461)      (602)         276       (5,321)      (614)

  (2,112,862)    (7,414,738)           --     (22,326)     (101,199)    (1,140)      (1,201)      (6,872)    (3,046)
--------------------------------------------------------------------------------------------------------------------
  (2,304,258)    (8,619,684)       65,840     (19,541)     (139,982)    (1,207)        (628)     (10,483)    (3,099)
--------------------------------------------------------------------------------------------------------------------

     293,931        545,153       210,265      17,684        37,142        511          620        3,968      5,498
  (1,035,394)    (2,249,074)   (1,442,101)     (5,533)       (8,815)      (216)        (601)      (3,276)        --
    (533,161)    (1,245,428)    9,937,271      83,670       165,984     (2,588)       4,819      130,842      1,070
--------------------------------------------------------------------------------------------------------------------

  (1,274,624)    (2,949,349)    8,705,435      95,821       194,311     (2,293)       4,838      131,534      6,568
--------------------------------------------------------------------------------------------------------------------
  (3,578,882)   (11,569,033)    8,771,275      76,280        54,329     (3,500)       4,210      121,051      3,469
--------------------------------------------------------------------------------------------------------------------
  10,258,594     22,149,620            --      22,152        39,538      8,199       14,177        2,977      5,868
--------------------------------------------------------------------------------------------------------------------
$  6,679,712   $ 10,580,587   $ 8,771,275   $  98,432   $    93,867   $  4,699   $   18,387   $  124,028   $  9,337
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                     LONG                                REAL ESTATE-
                                                                    TERM US       LOW         MONEY       REAL RETURN      REAL
                                                                  GOVERNMENT    DURATION   MARKET (i)*     STRATEGY       RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $    1,730   $   2,117   $   100,237   $         --   $   22,656
Expenses:
   Mortality and expense risk fees ............................          587         658        39,929            154        8,210
   Administrative fees ........................................           70          79         4,791             18          985
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................          657         737        44,720            172        9,195
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................        1,073       1,380        55,517           (172)      13,461
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........................       (1,421)     (1,243)           --         (3,480)        (404)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................          288         342            --             --        2,231
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          254         580            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..................................................         (879)       (321)           --         (3,480)       1,827
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        3,503      (3,176)           --         (7,412)     (91,240)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $    3,697   $  (2,117)  $    55,517   $    (11,064)  $  (75,952)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                     LONG                                REAL ESTATE-
                                                                    TERM US       LOW         MONEY       REAL RETURN      REAL
                                                                  GOVERNMENT    DURATION   MARKET (i)*     STRATEGY       RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $    1,073    $  1,380   $    55,517   $       (172)  $   13,461
   Net realized gain (loss) on investments in portfolio
      shares ..................................................         (879)       (321)           --         (3,480)       1,827
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................        3,503      (3,176)           --         (7,412)     (91,240)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...        3,697      (2,117)       55,517        (11,064)     (75,952)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        1,918         296       141,246            578       68,894
   Contract redemptions .......................................      (15,726)     (2,870)     (424,266)        (2,836)     (67,765)
   Net transfers (including mortality transfers) ..............       35,852      60,751    (8,956,265)        14,892    1,198,274
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................       22,044      58,177    (9,239,285)        12,634    1,199,403
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       25,741      56,060    (9,183,768)         1,570    1,123,451
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       20,527          --     9,183,768          9,312      324,846
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................   $   46,268    $ 56,060   $        --   $     10,882   $1,448,297
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
             PIMCO VARIABLE
      INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------   -------------------------------------------------------------------------------
            STOCKSPLUS(R)                                                                          GLOBAL
  SHORT-        TOTAL          TOTAL         CULLEN       EMERGING       EQUITY                     HIGH         HIGH
   TERM        RETURN          RETURN        VALUE        MARKETS        INCOME         FUND        YIELD       YIELD
-------------------------------------------------------------------------------------------------------------------------
$   6,206   $          --   $    49,231   $       186   $       200   $    11,782   $     2,365   $    473   $     4,367

    2,119              --        13,817           256         3,091         5,715         1,919         49           683
      254              --         1,658            31           371           686           230          6            82
-------------------------------------------------------------------------------------------------------------------------
    2,373              --        15,475           287         3,462         6,401         2,149         55           765
-------------------------------------------------------------------------------------------------------------------------
    3,833              --        33,756          (101)       (3,262)        5,381           216        418         3,602
-------------------------------------------------------------------------------------------------------------------------

   (1,495)              2         2,114        (2,363)      (24,926)       (2,886)       (2,034)      (140)       (9,348)

       --              --        13,812            --         1,483           761            --         --            --

       --              --         9,442            --        33,951        27,025         6,071         --           577
-------------------------------------------------------------------------------------------------------------------------
   (1,495)              2        25,368        (2,363)       10,508        24,900         4,037       (140)       (8,771)
-------------------------------------------------------------------------------------------------------------------------

   (5,312)             --       (21,929)       (8,406)     (188,940)     (191,494)      (72,308)    (2,513)      (16,627)
-------------------------------------------------------------------------------------------------------------------------
$  (2,974)  $           2   $    37,195   $   (10,870)  $  (181,694)  $  (161,213)  $   (68,055)  $ (2,235)  $   (21,796)
=========================================================================================================================

=========================================================================================================================
             PIMCO VARIABLE
      INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------   -------------------------------------------------------------------------------
            STOCKSPLUS(R)                                                                          GLOBAL
  SHORT-        TOTAL          TOTAL         CULLEN       EMERGING       EQUITY                     HIGH         HIGH
   TERM        RETURN          RETURN        VALUE        MARKETS        INCOME         FUND        YIELD       YIELD
-------------------------------------------------------------------------------------------------------------------------
$   3,833   $          --   $    33,756   $      (101)  $    (3,262)  $     5,381   $       216   $    418   $     3,602
   (1,495)              2        25,368        (2,363)       10,508        24,900         4,037       (140)       (8,771)

   (5,312)             --       (21,929)       (8,406)     (188,940)     (191,494)      (72,308)    (2,513)      (16,627)
-------------------------------------------------------------------------------------------------------------------------
   (2,974)              2        37,195       (10,870)     (181,694)     (161,213)      (68,055)    (2,235)      (21,796)
-------------------------------------------------------------------------------------------------------------------------
    8,591              75        96,719           166        15,914        24,101        21,472         --           492
  (31,931)             --       (93,739)       (5,483)      (92,254)      (16,621)      (57,090)        --       (12,418)
   (2,906)            (77)      168,145        23,476      (172,781)      (32,583)       41,398      6,225        (3,959)
-------------------------------------------------------------------------------------------------------------------------

  (26,246)             (2)      171,125        18,159      (249,121)      (25,103)        5,780      6,225       (15,885)
-------------------------------------------------------------------------------------------------------------------------
  (29,220)             --       208,320         7,289      (430,815)     (186,316)      (62,275)     3,990       (37,681)
-------------------------------------------------------------------------------------------------------------------------
  170,587              --     1,019,669        15,323       546,167       540,088       184,823         --        64,552
-------------------------------------------------------------------------------------------------------------------------
$ 141,367   $          --   $ 1,227,989   $    22,612   $   115,352   $   353,772   $   122,548   $  3,990   $    26,871
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                     --------------------------------------------------------------
                                                                     INTERNATIONAL   MID CAP      MONEY     SMALL CAP    STRATEGIC
                                                                         VALUE        VALUE      MARKET       VALUE       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $       1,151  $     276  $    1,477  $        15  $    2,096
Expenses:
   Mortality and expense risk fees ...............................           1,150        453         788           72         389
   Administrative fees ...........................................             139         54          95            9          47
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................           1,289        507         883           81         436
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................            (138)      (231)        594          (66)      1,660
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............................          (3,656)    (5,878)         --       (3,076)     (4,586)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................              --         24          --          167          52
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................           3,269      2,485          --          768          --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...            (387)    (3,369)         --       (2,141)     (4,534)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................         (52,052)    (7,393)         --         (542)     (1,544)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......   $     (52,577) $ (10,993) $      594  $    (2,749) $   (4,418)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                     --------------------------------------------------------------
                                                                     INTERNATIONAL   MID CAP      MONEY     SMALL CAP    STRATEGIC
                                                                         VALUE        VALUE      MARKET       VALUE       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $        (138) $    (231) $      594  $       (66) $    1,660
   Net realized gain (loss) on investments in portfolio shares ...            (387)    (3,369)         --       (2,141)     (4,534)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................         (52,052)    (7,393)         --         (542)     (1,544)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......         (52,577)   (10,993)        594       (2,749)     (4,418)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........           9,971      3,508          --          266         442
   Contract redemptions ..........................................         (25,609)   (10,891)         --       (1,856)    (19,953)
   Net transfers (including mortality transfers) .................         (26,834)    14,117          --           --      (1,304)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............................         (42,472)     6,734          --       (1,590)    (20,815)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................         (95,049)    (4,259)        594       (4,339)    (25,233)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................         150,964     38,942      62,510        6,875      31,514
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .................................   $      55,915  $  34,683  $   63,104  $     2,536  $    6,281
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
   ROYCE CAPITAL FUND                                         RYDEX VARIABLE TRUST
------------------------  --------------------------------------------------------------------------------------------
                             CLS          CLS
                          ADVISORONE    ADVISORONE                 BASIC                     COMMODITIES    CONSUMER
 MICRO-CAP    SMALL-CAP     AMERIGO      CLERMONT    BANKING     MATERIALS    BIOTECHNOLOGY    STRATEGY     PRODUCTS
----------------------------------------------------------------------------------------------------------------------
$     8,749  $     3,321  $     3,010  $     4,503  $       82  $      2,228  $          --  $      1,890  $       18

      4,577        6,479       12,133        5,198         913         2,961          1,047         2,103         220
        549          778        1,456          623         109           356            126           253          26
----------------------------------------------------------------------------------------------------------------------
      5,126        7,257       13,589        5,821       1,022         3,317          1,173         2,356         246
----------------------------------------------------------------------------------------------------------------------
      3,623       (3,936)     (10,579)      (1,318)       (940)       (1,089)        (1,173)         (466)       (228)
----------------------------------------------------------------------------------------------------------------------

    (20,111)     (11,837)      (7,034)      (5,441)    (51,434)      (87,631)       (15,775)      (40,805)     (3,044)

      4,698       17,418        6,585           --          --        16,665             --            --          56

     31,964       25,279        8,369        6,299          --         5,811             --            --         202
----------------------------------------------------------------------------------------------------------------------
     16,551       30,860        7,920          858     (51,434)      (65,155)       (15,775)      (40,805)     (2,786)
----------------------------------------------------------------------------------------------------------------------

   (204,235)    (198,892)    (506,907)    (148,844)      1,414       (39,389)        (4,212)      (46,860)        555
----------------------------------------------------------------------------------------------------------------------
$  (184,061) $  (171,968) $  (509,566) $  (149,304) $  (50,960) $   (105,633) $     (21,160) $    (88,131) $   (2,459)
======================================================================================================================

======================================================================================================================
   ROYCE CAPITAL FUND                                         RYDEX VARIABLE TRUST
------------------------  --------------------------------------------------------------------------------------------
                              CLS          CLS
                          ADVISORONE   ADVISORONE                  BASIC                     COMMODITIES    CONSUMER
 MICRO-CAP    SMALL-CAP     AMERIGO     CLERMONT      BANKING     MATERIALS   BIOTECHNOLOGY    STRATEGY     PRODUCTS
----------------------------------------------------------------------------------------------------------------------
$     3,623  $    (3,936) $   (10,579) $    (1,318) $     (940) $     (1,089) $      (1,173) $       (466) $     (228)
     16,551       30,860        7,920          858     (51,434)      (65,155)       (15,775)      (40,805)     (2,786)

   (204,235)    (198,892)    (506,907)    (148,844)      1,414       (39,389)        (4,212)      (46,860)        555
----------------------------------------------------------------------------------------------------------------------
   (184,061)    (171,968)    (509,566)    (149,304)    (50,960)     (105,633)       (21,160)      (88,131)     (2,459)
----------------------------------------------------------------------------------------------------------------------

     14,677       22,643       44,139        4,605           1         2,280            800         8,305          --
    (66,278)    (121,939)     (42,384)     (15,627)     (3,082)      (13,655)           (30)       (3,367)     (4,083)
    (66,507)      93,735       31,991          933      99,403       (26,000)        75,374        42,472       6,204
----------------------------------------------------------------------------------------------------------------------

   (118,108)      (5,561)      33,746      (10,089)     96,322       (37,375)        76,144        47,410       2,121
----------------------------------------------------------------------------------------------------------------------
   (302,169)    (177,529)    (475,820)    (159,393)     45,362      (143,008)        54,984       (40,721)       (338)
----------------------------------------------------------------------------------------------------------------------
    520,855      585,617    1,148,539      487,834       5,453       264,977         60,877        75,197      11,594
----------------------------------------------------------------------------------------------------------------------
$   218,686  $   408,088  $   672,719  $   328,441  $   50,815  $    121,969  $     115,861  $     34,476  $   11,256
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                                                                   ESSENTIAL
                                                                DOW 2X                                 ENERGY      PORTFOLIO
                                                               STRATEGY   ELECTRONICS     ENERGY      SERVICES    CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $      701  $        --  $        --  $        --   $       4,219
Expenses:
   Mortality and expense risk fees .........................         601           41        8,049         9,959          1,313
   Administrative fees .....................................          72            4          966         1,195            157
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................         673           45        9,015        11,154          1,470
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ........................          28          (45)      (9,015)      (11,154)         2,749
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .......................     (55,529)      (2,638)    (190,898)      (41,462)          (173)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................          --           --       14,310        39,258            784
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................          --           --        5,227        12,733            433
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ......................................     (55,529)      (2,638)    (171,361)       10,529          1,044
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      11,530           86     (188,903)     (543,247)       (17,916)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...................................  $  (43,971) $    (2,597) $  (369,279) $   (543,872) $     (14,123)
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                                                                   ESSENTIAL
                                                                DOW 2X                                 ENERGY      PORTFOLIO
                                                               STRATEGY   ELECTRONICS     ENERGY      SERVICES    CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $       28  $       (45) $    (9,015) $    (11,154) $       2,749
   Net realized gain (loss) on investments in portfolio
     shares ................................................     (55,529)      (2,638)    (171,361)       10,529          1,044
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      11,530           86     (188,903)     (543,247)       (17,916)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...................................     (43,971)      (2,597)    (369,279)     (543,872)       (14,123)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....       2,133           --       30,538        39,694             --
   Contract redemptions ....................................        (338)          --       (4,318)      (42,795)            --
   Net transfers (including mortality transfers) ...........         (32)         527      170,794        23,308         17,052
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................       1,763          527      197,014        20,207         17,052
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     (42,208)      (2,070)    (172,265)     (523,665)         2,929
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      80,144        3,781      565,126       854,383        103,227
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $   37,936  $     1,711  $   392,861  $    330,718  $     106,156
================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INVERSE
 ESSENTIAL                                 GOVERNMENT                                              INVERSE      GOVERNMENT
 PORTFOLIO    EUROPE 1.25X   FINANCIAL   LONG BOND 1.2X     HEALTH        HEDGED                   DOW 2X        LONG BOND
 MODERATE       STRATEGY      SERVICES      STRATEGY         CARE         EQUITY     INTERNET     STRATEGY       STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$     2,061  $         141  $        --  $        3,374  $         --  $        --  $       --  $       1,037  $        52

      1,239            315          361           1,585         1,985            6          47          7,263          326
        149             38           44             191           238            1           6            871           39
---------------------------------------------------------------------------------------------------------------------------
      1,388            353          405           1,776         2,223            7          53          8,134          365
---------------------------------------------------------------------------------------------------------------------------
        673           (212)        (405)          1,598        (2,223)          (7)        (53)        (7,097)        (313)
---------------------------------------------------------------------------------------------------------------------------

       (100)       (16,328)     (12,660)         21,491       (38,021)         (76)     (1,021)       359,061      (10,804)

         --            221           --              --         1,519           --          --         12,145           --

        814            232           --              --         2,018           --          --         51,143           --
---------------------------------------------------------------------------------------------------------------------------
        714        (15,875)     (12,660)         21,491       (34,484)         (76)     (1,021)       422,349      (10,804)
---------------------------------------------------------------------------------------------------------------------------

    (18,417)        (1,235)       1,245          25,764       (17,387)          --         135        (79,666)       6,670
---------------------------------------------------------------------------------------------------------------------------
$   (17,030) $     (17,322) $   (11,820) $       48,853  $    (54,094) $       (83) $     (939) $     335,586  $    (4,447)
===========================================================================================================================

===========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INVERSE
 ESSENTIAL                                 GOVERNMENT                                              INVERSE      GOVERNMENT
 PORTFOLIO    EUROPE 1.25X   FINANCIAL   LONG BOND 1.2X     HEALTH        HEDGED                   DOW 2X        LONG BOND
 MODERATE       STRATEGY      SERVICES      STRATEGY         CARE         EQUITY     INTERNET     STRATEGY       STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$       673  $        (212) $      (405) $        1,598  $     (2,223) $        (7) $      (53) $      (7,097) $      (313)
        714        (15,875)     (12,660)         21,491       (34,484)         (76)      1,021)       422,349      (10,804)

    (18,417)        (1,235)       1,245          25,764       (17,387)          --         135        (79,666)       6,670
---------------------------------------------------------------------------------------------------------------------------
    (17,030)       (17,322)     (11,820)         48,853       (54,094)         (83)       (939)       335,586       (4,447)
---------------------------------------------------------------------------------------------------------------------------

     15,478            105          238          11,826         8,308           --          --         52,162        1,959
        (60)           (96)        (567)        (34,784)       (8,161)          --          --        (24,733)      (3,823)
     83,564        (27,409)      44,902          94,940      (421,904)          83      (2,779)      (100,101)      10,855
---------------------------------------------------------------------------------------------------------------------------

     98,982        (27,400)      44,573          71,982      (421,757)          83      (2,779)       (72,672)       8,991
---------------------------------------------------------------------------------------------------------------------------
     81,952        (44,722)      32,753         120,835      (475,851)          --      (3,718)       262,914        4,544
---------------------------------------------------------------------------------------------------------------------------
     18,041         54,582        2,331          65,114       548,541           --       3,718          5,101       37,798
---------------------------------------------------------------------------------------------------------------------------
$    99,993  $       9,860  $    35,084  $      185,949  $     72,690  $        --  $       --  $     268,015  $    42,342
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                              INVERSE       INVERSE          INVERSE         INVERSE
                                                              MID-CAP    NASDAQ-100(R)   RUSSELL 2000(R)     S&P 500    JAPAN 1.25X
                                                             STRATEGY    STRATEGY (j)*      STRATEGY        STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..................................   $       37   $         825   $           211   $      636   $        12
Expenses:
   Mortality and expense risk fees ......................           77           6,514               509          464           191
   Administrative fees ..................................            9             781                62           55            23
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................           86           7,295               571          519           214
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................          (49)         (6,470)             (360)         117          (202)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................        2,190         144,823            11,402       39,038       (11,072)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............           --              --                --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............           --              --                --           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..................................        2,190         144,823            11,402       39,038       (11,072)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................       (1,312)         (7,588)             (432)      (1,520)        5,877
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ................................   $      829   $     130,765   $        10,610   $   37,635   $    (5,397)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                              INVERSE       INVERSE          INVERSE         INVERSE
                                                              MID-CAP    NASDAQ-100(R)   RUSSELL 2000(R)     S&P 500    JAPAN 1.25X
                                                             STRATEGY    STRATEGY (j)*      STRATEGY        STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $      (49)  $      (6,470)  $          (360)  $      117   $      (202)
   Net realized gain (loss) on investments in
      portfolio shares ..................................        2,190         144,823            11,402       39,038       (11,072)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       (1,312)         (7,588)             (432)      (1,520)        5,877
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................          829         130,765            10,610       37,635        (5,397)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................       26,999          37,628            19,849        2,272           386
   Contract redemptions .................................          (30)        (24,824)           (1,478)      (1,018)       (6,779)
   Net transfers (including mortality transfers) ........      (24,592)           (183)          (39,658)     (16,167)      (16,754)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................        2,377          12,621           (21,287)     (14,913)      (23,147)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........        3,206         143,386           (10,677)      22,722       (28,544)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................        2,277          20,345            26,536       15,796        29,884
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $    5,483   $     163,731   $        15,859   $   38,518   $     1,340
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                           MID-CAP                                 MULTI-CAP
 LARGE-CAP     LARGE-CAP                     1.5X        MID-CAP       MID-CAP       CORE       NASDAQ-100(R)
   GROWTH        VALUE       LEISURE       STRATEGY      GROWTH         VALUE       EQUITY     2X STRATEGY (k)*   NASDAQ-100(R) (l)*
------------------------------------------------------------------------------------------------------------------------------------
$        --   $     2,019   $       --   $        --   $        --   $        --   $     102   $             79   $           1,330

        288           948           35         1,228           986           533          29              1,314              10,888
         34           114            5           147           119            63           4                157               1,306
------------------------------------------------------------------------------------------------------------------------------------
        322         1,062           40         1,375         1,105           596          33              1,471              12,194
------------------------------------------------------------------------------------------------------------------------------------
       (322)          957          (40)       (1,375)       (1,105)         (596)         69             (1,392)            (10,864)
------------------------------------------------------------------------------------------------------------------------------------

    (14,466)      (87,954)      (1,955)     (102,139)      (31,893)      (26,204)       (688)          (133,849)             14,114

         --            --          563            --            --           397           6                 --                  --

         --        29,734        3,742            --            --         3,264           1                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
    (14,466)      (58,220)       2,350      (102,139)      (31,893)      (22,543)       (681)          (133,849)             14,114
------------------------------------------------------------------------------------------------------------------------------------

      1,011        (1,418)      (4,287)       36,004        (4,146)       (3,664)       (295)            (3,014)           (455,848)
------------------------------------------------------------------------------------------------------------------------------------
$   (13,777)  $   (58,681)  $   (1,977)  $   (67,510)  $   (37,144)  $   (26,803)  $    (907)  $       (138,255)  $        (452,598)
====================================================================================================================================

====================================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                            MID-CAP                                MULTI-CAP
 LARGE-CAP      LARGE-CAP                    1.5X         MID-CAP       MID-CAP      CORE       NASDAQ-100(R)
  GROWTH          VALUE       LEISURE      STRATEGY       GROWTH         VALUE      EQUITY     2X STRATEGY (k)*   NASDAQ-100(R) (l)*
------------------------------------------------------------------------------------------------------------------------------------
$      (322)  $       957   $      (40)  $    (1,375)  $    (1,105)  $      (596)  $      69   $         (1,392)  $         (10,864)
    (14,466)      (58,220)       2,350      (102,139)      (31,893)      (22,543)       (681)          (133,849)             14,114

      1,011        (1,418)      (4,287)       36,004        (4,146)       (3,664)       (295)            (3,014)           (455,848)
------------------------------------------------------------------------------------------------------------------------------------
    (13,777)      (58,681)      (1,977)      (67,510)      (37,144)      (26,803)       (907)          (138,255)           (452,598)
------------------------------------------------------------------------------------------------------------------------------------

          1         1,401           --         4,291           361           860         480              2,728              38,943
       (532)       (1,759)          --        (2,438)       (1,786)       (1,120)         --             (7,338)            (86,289)
      1,853        54,271       26,935        18,416      (111,271)       50,525          50            (18,390)            (64,359)
------------------------------------------------------------------------------------------------------------------------------------

      1,322        53,913       26,935        20,269      (112,696)       50,265         530            (23,000)           (111,705)
------------------------------------------------------------------------------------------------------------------------------------
    (12,455)       (4,768)      24,958       (47,241)     (149,840)       23,462        (377)          (161,255)           (564,303)
------------------------------------------------------------------------------------------------------------------------------------
     19,776        70,696        1,131       137,980       172,383        62,124       3,865            192,049           1,127,384
------------------------------------------------------------------------------------------------------------------------------------
$     7,321   $    65,928   $   26,089   $    90,739   $    22,543   $    85,586   $   3,488   $         30,794   $         563,081
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                  PRECIOUS       REAL                  2000(R) 1.5X
                                                                       NOVA        METALS       ESTATE     RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $       430   $       --   $      619   $      --   $        111
Expenses:
   Mortality and expense risk fees .............................         1,692        3,601        1,474          22            704
   Administrative fees .........................................           203          432          177           3             85
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................         1,895        4,033        1,651          25            789
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................        (1,465)      (4,033)      (1,032)        (25)          (678)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................      (105,982)    (188,573)    (123,804)        (63)       (56,299)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................            --           --        1,597          --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................            --           --        4,639          13             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...................................................      (105,982)    (188,573)    (117,568)        (50)       (56,299)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................         5,209       46,642       62,846      (1,720)        19,551
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $  (102,238)  $ (145,964)  $  (55,754)  $  (1,795)  $    (37,426)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                  PRECIOUS       REAL                  2000(R) 1.5X
                                                                       NOVA        METALS       ESTATE     RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $    (1,465)  $   (4,033)  $   (1,032)  $     (25)  $       (678)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................      (105,982)    (188,573)    (117,568)        (50)       (56,299)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................         5,209       46,642       62,846      (1,720)        19,551
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....      (102,238)    (145,964)     (55,754)     (1,795)       (37,426)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........           546       58,833        3,448          --          4,104
   Contract redemptions ........................................        (3,355)     (18,258)     (30,304)         --         (8,675)
   Net transfers (including mortality transfers) ...............        29,215       77,087        7,720       5,811         (8,778)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..................................        26,406      117,662      (19,136)      5,811        (13,349)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .................       (75,832)     (28,302)     (74,890)      4,016        (50,775)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................       145,032      278,576      155,565          --         84,095
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............................   $    69,200   $  250,274   $   80,675   $   4,016   $     33,320
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
  RUSSELL                                                          STRENGTHENING
 2000(R) 2X    S&P 500 2X     SECTOR     SMALL-CAP     SMALL-CAP     DOLLAR 2X                       TELE-          TRANS-
  STRATEGY      STRATEGY     ROTATION      GROWTH        VALUE        STRATEGY     TECHNOLOGY   COMMUNICATIONS    PORTATION
-----------------------------------------------------------------------------------------------------------------------------
$        75   $        --   $      --   $        --   $      243   $          --   $       --   $          275   $        --

         26           822         707           217          435             112          852              940           120
          3            98          84            26           52              14          102              113            14
-----------------------------------------------------------------------------------------------------------------------------
         29           920         791           243          487             126          954            1,053           134
-----------------------------------------------------------------------------------------------------------------------------
         46          (920)       (791)         (243)        (244)           (126)        (954)            (778)         (134)
-----------------------------------------------------------------------------------------------------------------------------

        (28)      (71,688)     (4,293)       (4,096)     (28,830)          2,712       (1,498)         (62,792)       (9,047)

         --            --          74            --           --              --        8,871           14,246            --

         --            --          51            --           --              --           62           11,403           135
-----------------------------------------------------------------------------------------------------------------------------
        (28)      (71,688)     (4,168)       (4,096)     (28,830)          2,712        7,435          (37,143)       (8,912)
-----------------------------------------------------------------------------------------------------------------------------

     (4,579)       16,866     (17,431)       (1,611)       8,187          (1,753)     (45,740)          (8,277)        3,667
-----------------------------------------------------------------------------------------------------------------------------
$    (4,561)  $   (55,742)  $ (22,390)  $    (5,950)  $  (20,887)  $         833   $  (39,259)  $      (46,198)  $    (5,379)
=============================================================================================================================

=============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
  RUSSELL                                                          STRENGTHENING
 2000(R) 2X    S&P 500 2X     SECTOR     SMALL-CAP     SMALL-CAP     DOLLAR 2X                       TELE-          TRANS-
  STRATEGY      STRATEGY     ROTATION      GROWTH        VALUE        STRATEGY     TECHNOLOGY   COMMUNICATIONS    PORTATION
-----------------------------------------------------------------------------------------------------------------------------
$        46   $      (920)  $    (791)  $      (243)  $     (244)  $        (126)  $     (954)  $         (778)  $      (134)
        (28)      (71,688)     (4,168)       (4,096)     (28,830)          2,712        7,435          (37,143)       (8,912)

     (4,579)       16,866     (17,431)       (1,611)       8,187          (1,753)     (45,740)          (8,277)        3,667
-----------------------------------------------------------------------------------------------------------------------------
     (4,561)      (55,742)    (22,390)       (5,950)     (20,887)            833      (39,259)         (46,198)       (5,379)
-----------------------------------------------------------------------------------------------------------------------------

      1,782         9,260       2,375           361        2,307             116          494              555           497
         --          (210)     (5,559)       (3,896)      (4,066)         (4,279)          --           (1,955)           --
      5,754        (4,416)     19,311         7,610       25,677          13,684        2,795           (4,483)        7,974
-----------------------------------------------------------------------------------------------------------------------------

      7,536         4,634      16,127         4,075       23,918           9,521        3,289           (5,883)        8,471
-----------------------------------------------------------------------------------------------------------------------------
      2,975       (51,108)     (6,263)       (1,875)       3,031          10,354      (35,970)         (52,081)        3,092
-----------------------------------------------------------------------------------------------------------------------------
        236        99,242      36,996        11,806       34,056              --       82,456           98,322         5,179
-----------------------------------------------------------------------------------------------------------------------------
$     3,211   $    48,134   $  30,733   $     9,931   $   37,087   $      10,354   $   46,486   $       46,241   $     8,271
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)         SELIGMAN PORTFOLIOS
                                                                   ----------------------------------   ----------------------------
                                                                      U.S.
                                                                   GOVERNMENT               WEAKENING   COMMUNICATIONS
                                                                      MONEY                 DOLLAR 2X         AND          GLOBAL
                                                                     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
                                                                   -----------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $   11,010   $     407   $      --   $           --   $       --
Expenses:
   Mortality and expense risk fees .............................       12,172       1,416       1,824            4,602        2,098
   Administrative fees .........................................        1,460         170         219              552          252
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................       13,632       1,586       2,043            5,154        2,350
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................       (2,622)     (1,179)     (2,043)          (5,154)      (2,350)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................           --     (56,895)    (36,462)          10,265        7,762
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................           --         657          --               --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................           --         419          --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...................................................           --     (55,819)    (36,462)          10,265        7,762
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................           --      16,100      (9,207)        (168,249)     (89,690)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $   (2,622)  $ (40,898)  $ (47,712)  $     (163,138)  $  (84,278)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)         SELIGMAN PORTFOLIOS
                                                                   ----------------------------------   ----------------------------
                                                                      U.S.
                                                                   GOVERNMENT               WEAKENING   COMMUNICATIONS
                                                                      MONEY                 DOLLAR 2X         AND          GLOBAL
                                                                     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
                                                                   -----------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $   (2,622)  $  (1,179)  $  (2,043)  $       (5,154)  $   (2,350)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................           --     (55,819)    (36,462)          10,265        7,762
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................           --      16,100      (9,207)        (168,249)     (89,690)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .......       (2,622)    (40,898)    (47,712)        (163,138)     (84,278)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........       36,477       5,743      24,266           11,931        6,936
   Contract redemptions ........................................     (164,671)    (16,539)     (4,518)         (26,074)      (3,252)
   Net transfers (including mortality transfers) ...............      (59,997)    (60,970)     60,439           (7,584)     (24,700)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract
      owners' transactions .....................................     (188,191)    (71,766)     80,187          (21,727)     (21,016)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................     (190,813)   (112,664)     32,475         (184,865)    (105,294)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      930,408     189,648      25,303          441,149      222,973
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................   $  739,595   $  76,984   $  57,778   $      256,284   $  117,679
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
    THIRD
   AVENUE
  VARIABLE                                                                               WELLS FARGO
   SERIES                                                                                 ADVANTAGE
    TRUST                        VAN ECK WORLDWIDE INSURANCE TRUST                         VT FUNDS
-----------   ----------------------------------------------------------------   ---------------------------
               ABSOLUTE                 EMERGING         HARD          REAL                                       COMBINED
   VALUE        RETURN      BOND         MARKETS        ASSETS        ESTATE       DISCOVERY     OPPORTUNITY        TOTAL
-----------------------------------------------------------------------------------------------------------------------------
$     8,896   $      90   $  48,227   $         --   $     10,069   $   26,366   $         --   $     35,877   $   1,863,332

     12,971         390       6,985         21,064         33,657        5,820         27,254         23,561       1,827,912
      1,557          47         838          2,527          4,039          699          3,270          2,827         219,343
-----------------------------------------------------------------------------------------------------------------------------
     14,528         437       7,823         23,591         37,696        6,519         30,524         26,388       2,047,255
-----------------------------------------------------------------------------------------------------------------------------
     (5,632)       (347)     40,404        (23,591)       (27,627)      19,847        (30,524)         9,489        (183,923)
-----------------------------------------------------------------------------------------------------------------------------

    (40,262)     (3,355)     (2,904)      (156,533)       403,857      (60,711)       122,809        (16,693)     (4,194,903)

      5,583          --          --        144,925        202,315       13,183             --        124,616       1,961,648

    171,612       2,872          --        709,208        349,064       71,941             --        298,856       3,871,176
-----------------------------------------------------------------------------------------------------------------------------
    136,933        (483)     (2,904)       697,600        955,236       24,413        122,809        406,779       1,637,921
-----------------------------------------------------------------------------------------------------------------------------

   (706,511)     (3,606)    (27,999)    (2,197,325)    (2,205,832)    (372,330)    (1,276,879)    (1,294,475)    (66,557,942)
-----------------------------------------------------------------------------------------------------------------------------
$  (575,210)  $  (4,436)  $   9,501   $ (1,523,316)  $ (1,278,223)  $ (328,070)  $ (1,184,594)  $   (878,207)  $ (65,103,944)
=============================================================================================================================

=============================================================================================================================
    THIRD
   AVENUE
  VARIABLE                                                                               WELLS FARGO
   SERIES                                                                                 ADVANTAGE
    TRUST                     VAN ECK WORLDWIDE INSURANCE TRUST                            VT FUNDS
-----------   ----------------------------------------------------------------   ---------------------------
               ABSOLUTE                 EMERGING         HARD          REAL                                       COMBINED
    VALUE       RETURN       BOND        MARKETS        ASSETS        ESTATE       DISCOVERY     OPPORTUNITY       TOTAL
-----------------------------------------------------------------------------------------------------------------------------
$    (5,632)  $    (347)  $  40,404   $    (23,591)  $    (27,627)  $   19,847   $    (30,524)  $      9,489   $    (183,923)
    136,933        (483)     (2,904)       697,600        955,236       24,413        122,809        406,779       1,637,921

   (706,511)     (3,606)    (27,999)    (2,197,325)    (2,205,832)    (372,330)    (1,276,879)    (1,294,475)    (66,557,942)
-----------------------------------------------------------------------------------------------------------------------------
   (575,210)     (4,436)      9,501     (1,523,316)    (1,278,223)    (328,070)    (1,184,594)      (878,207)    (65,103,944)
-----------------------------------------------------------------------------------------------------------------------------

    181,942       1,636      19,089         47,682         75,062       24,103         77,586        100,516       6,628,738
   (131,157)     (2,205)    (44,611)      (176,964)      (208,135)     (40,293)      (228,945)      (216,953)    (16,761,071)
    (81,283)    (82,590)     49,079       (102,145)    (1,278,941)     (85,336)      (152,911)       (91,189)     (8,006,368)
-----------------------------------------------------------------------------------------------------------------------------

    (30,498)    (83,159)     23,557       (231,427)    (1,412,014)    (101,526)      (304,270)      (207,626)    (18,138,701)
-----------------------------------------------------------------------------------------------------------------------------
   (605,708)    (87,595)     33,058     (1,754,743)    (2,690,237)    (429,596)    (1,488,864)    (1,085,833)    (83,242,645)
-----------------------------------------------------------------------------------------------------------------------------
  1,346,948      97,596     498,567      2,499,355      3,995,287      676,454      2,862,886      2,304,295     183,646,686
-----------------------------------------------------------------------------------------------------------------------------
$   741,240   $  10,001   $ 531,625   $    744,612   $  1,305,050   $  246,858   $  1,374,022   $  1,218,462   $ 100,404,041
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    40|86 SERIES TRUST
                                                      ------------------------------------------------------------------------------
                                                                                          FIXED        GOVERNMENT          MONEY
                                                      BALANCED (j)*    EQUITY (j)*     INCOME (a)*   SECURITIES (a)*    MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .......................................  $      62,239   $       2,241   $     36,524   $        19,693   $     29,844
Expenses:
   Mortality and expense risk fees .................         48,558         118,633          9,597             5,885          7,849
   Administrative fees .............................          5,827          14,236          1,152               706            942
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................         54,385         132,869         10,749             6,591          8,791
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................          7,854        (130,628)        25,775            13,102         21,053
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............      1,707,965       1,953,322        (50,613)          (57,011)            --
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .......................................             --              --             --                --             --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares .......................................        174,311       2,990,460             --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .............................      1,882,276       4,943,782        (50,613)          (57,011)            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................     (1,453,267)     (3,019,368)        52,974            51,463             --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ................................  $     436,863   $   1,793,786   $     28,136   $         7,554   $     21,053
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    40|86 SERIES TRUST
                                                      ------------------------------------------------------------------------------
                                                                                          FIXED        GOVERNMENT          MONEY
                                                      BALANCED (j)*    EQUITY (j)*     INCOME (a)*   SECURITIES (a)*    MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................  $       7,854   $    (130,628)  $     25,775   $        13,102   $     21,053
   Net realized gain (loss) on investments in
      portfolio shares .............................      1,882,276       4,943,782        (50,613)          (57,011)            --
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .......................................     (1,453,267)     (3,019,368)        52,974            51,463             --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ................................        436,863       1,793,786         28,136             7,554         21,053
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ....................................        141,305         238,832          7,779             7,295          9,316
   Contract redemptions ............................       (701,935)     (1,637,773)      (210,136)          (60,100)      (259,665)
   Net transfers (including mortality transfers) ...    (11,589,255)    (28,796,464)    (3,052,964)       (2,022,876)    (2,381,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .............    (12,149,885)    (30,195,405)    (3,255,321)       (2,075,681)    (2,632,104)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....    (11,713,022)    (28,401,619)    (3,227,185)       (2,068,127)    (2,611,051)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................     11,713,022      28,401,619      3,227,185         2,068,127      2,611,051
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................  $          --   $          --   $         --   $            --   $         --
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                                                                                               THE
                                                                                                              ALGER
                                                                                                            AMERICAN
                                      AIM VARIABLE INSURANCE FUNDS                                            FUND
-----------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL
                 CORE     FINANCIAL      GLOBAL         REAL                     MID CAP                    LARGE CAP
BASIC VALUE     EQUITY     SERVICES   HEALTH CARE      ESTATE     HIGH YIELD   CORE EQUITY   TECHNOLOGY   GROWTH (ag)*
-----------------------------------------------------------------------------------------------------------------------
$       512   $   8,236   $   1,494   $        --   $    72,577   $   23,111   $        73   $       --   $     21,857

      2,060       8,510       1,374         2,914        20,992        5,895         1,895          938         79,838
        247       1,021         165           350         2,519          707           228          113          9,581
-----------------------------------------------------------------------------------------------------------------------
      2,307       9,531       1,539         3,264        23,511        6,602         2,123        1,051         89,419
-----------------------------------------------------------------------------------------------------------------------
     (1,795)     (1,295)        (45)       (3,264)       49,066       16,509        (2,050)      (1,051)       (67,562)
-----------------------------------------------------------------------------------------------------------------------

     10,130      21,890       9,258        19,872       370,018       (9,177)        9,578        7,273         (4,199)

         87          --         191            --        18,545           --            --           --             --

      8,519          --       5,450            --       154,680           --         2,191           --             --
-----------------------------------------------------------------------------------------------------------------------
     18,736      21,890      14,899        19,872       543,243       (9,177)       11,769        7,273         (4,199)
-----------------------------------------------------------------------------------------------------------------------

    (16,352)     17,974     (36,398)        7,047      (674,146)     (13,357)        2,748       (2,289)     1,130,524
-----------------------------------------------------------------------------------------------------------------------
$       589   $  38,569   $ (21,544)  $    23,655   $   (81,837)  $   (6,025)  $    12,467   $    3,933   $  1,058,763
=======================================================================================================================

=======================================================================================================================
                                                                                                               THE
                                                                                                              ALGER
                                                                                                            AMERICAN
                                      AIM VARIABLE INSURANCE FUNDS                                            FUND
-----------------------------------------------------------------------------------------------------------------------
                                                       GLOBAL
                 CORE     FINANCIAL      GLOBAL         REAL                     MID CAP                    LARGE CAP
BASIC VALUE     EQUITY     SERVICES   HEALTH CARE      ESTATE     HIGH YIELD   CORE EQUITY   TECHNOLOGY   GROWTH (ag)*
-----------------------------------------------------------------------------------------------------------------------
$    (1,795)  $  (1,295)  $     (45)  $    (3,264)  $    49,066   $   16,509   $    (2,050)  $   (1,051)  $    (67,562)
     18,736      21,890      14,899        19,872       543,243       (9,177)       11,769        7,273         (4,199)

    (16,352)     17,974     (36,398)        7,047      (674,146)     (13,357)        2,748       (2,289)     1,130,524
-----------------------------------------------------------------------------------------------------------------------
        589      38,569     (21,544)       23,655       (81,837)      (6,025)       12,467        3,933      1,058,763
-----------------------------------------------------------------------------------------------------------------------

     10,163      36,019       4,138        12,743        70,240       14,218         7,817        2,603        221,699
    (12,265)    (73,962)    (31,879)      (68,071)     (310,024)    (102,168)      (24,630)     (18,428)    (1,068,545)
    (29,962)     90,749     (14,120)      (18,617)     (411,482)    (123,638)      (32,349)     (10,326)       (53,947)
-----------------------------------------------------------------------------------------------------------------------

    (32,064)     52,806     (41,861)      (73,945)     (651,266)    (211,588)      (49,162)     (26,151)      (900,793)
-----------------------------------------------------------------------------------------------------------------------
    (31,475)     91,375     (63,405)      (50,290)     (733,103)    (217,613)      (36,695)     (22,218)       157,970
-----------------------------------------------------------------------------------------------------------------------
    180,366     647,958     130,447       263,244     1,893,931      514,421       145,093       94,129      6,282,923
-----------------------------------------------------------------------------------------------------------------------
$   148,891   $ 739,333   $  67,042   $   212,954   $ 1,160,828   $  296,808   $   108,398   $   71,911   $  6,440,893
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                     ALLIANCEBERNSTEIN    AMERICAN
                                                                                                         VARIABLE         CENTURY
                                                                                                         PRODUCTS         VARIABLE
                                                        THE ALGER AMERICAN FUND (CONTINUED)               SERIES         PORTFOLIOS
                                                   -----------------------------------------------   -----------------   -----------
                                                         CAPITAL          MIDCAP       SMALL-CAP         GROWTH &
                                                   APPRECIATION (ah)*     GROWTH      GROWTH (ai)*        INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .........................   $               --   $        --   $        --    $           5,151   $    2,024
Expenses:
   Mortality and expense risk fees .............              118,242        51,143        40,178                4,419        1,152
   Administrative fees .........................               14,189         6,137         4,821                  530          138
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................              132,431        57,280        44,999                4,949        1,290
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............             (132,431)      (57,280)      (44,999)                 202          734
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........              503,931       160,902       395,501               25,216        1,457
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................                   --       408,846            --                1,117          798
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................                   --       127,499            --               16,367        4,130
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .........................              503,931       697,247       395,501               42,700        6,385
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................            2,191,607       402,342       112,561              (40,203)      (3,820)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................   $        2,563,107   $ 1,042,309   $   463,063    $           2,699   $    3,299
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                     ALLIANCEBERNSTEIN    AMERICAN
                                                                                                         VARIABLE         CENTURY
                                                                                                         PRODUCTS         VARIABLE
                                                        THE ALGER AMERICAN FUND (CONTINUED)               SERIES         PORTFOLIOS
                                                   -----------------------------------------------   -----------------   -----------
                                                         CAPITAL          MIDCAP       SMALL-CAP         GROWTH &
                                                   APPRECIATION (ah)*     GROWTH      GROWTH (ai)*        INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............   $         (132,431)  $   (57,280)  $    (44,999)  $             202   $      734
   Net realized gain (loss) on investments
      in portfolio shares ......................              503,931       697,247        395,501              42,700        6,385
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .........................            2,191,607       402,342        112,561             (40,203)      (3,820)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................            2,563,107     1,042,309        463,063               2,699        3,299
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ................................              314,360       160,082         81,596               8,476        9,444
   Contract redemptions ........................           (1,482,364)     (518,736)      (506,147)            (75,898)     (46,929)
   Net transfers (including mortality
      transfers) ...............................              (11,260)      142,549       (189,335)            301,271        7,493
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ....           (1,179,264)     (216,105)      (613,886)            233,849      (29,992)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets .............................            1,383,843       826,204       (150,823)            236,548      (26,693)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................            8,699,158     3,744,306      3,227,654             253,475       98,721
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $       10,083,001   $ 4,570,510   $  3,076,831   $         490,023   $   72,028
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                DIREXION       DREYFUS
                                                                                                INSURANCE    INVESTMENT
                      AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                            TRUST      PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                             LARGE
 INCOME &      INFLATION                    COMPANY                                             DYNAMIC VP    SMALL CAP
  GROWTH      PROTECTION   INTERNATIONAL   VALUE (k)*   ULTRA (k)*      VALUE      VISTA (k)*    HY BOND     STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
$    30,535   $    1,101   $       7,415   $       --   $       --   $    70,659   $       --   $       91   $       152

     20,257          313          13,116           --           --        54,730          762           20           668
      2,431           37           1,574           --           --         6,567           91            3            80
-------------------------------------------------------------------------------------------------------------------------
     22,688          350          14,690           --           --        61,297          853           23           748
-------------------------------------------------------------------------------------------------------------------------
      7,847          751          (7,275)          --           --         9,362         (853)          68          (596)
-------------------------------------------------------------------------------------------------------------------------

    176,384          115         168,121           --           --       177,428        7,379         (583)        1,306

         --           --              --           --           --       233,317           --           --            61

         --           --              --           --           --       133,098           --           --         1,569
-------------------------------------------------------------------------------------------------------------------------
    176,384          115         168,121           --           --       543,843        7,379         (583)        2,936
-------------------------------------------------------------------------------------------------------------------------

   (195,487)       1,226          (1,659)          (1)          --      (802,002)       4,994           --        (6,239)
-------------------------------------------------------------------------------------------------------------------------
$   (11,256)  $    2,092   $     159,187   $       (1)  $       --   $  (248,797)  $   11,520   $     (515)  $    (3,899)
=========================================================================================================================

=========================================================================================================================
                                                                                                DIREXION      DREYFUS
                                                                                                INSURANCE    INVESTMENT
                      AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                            TRUST      PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                             LARGE
 INCOME &      INFLATION                    COMPANY                                             DYNAMIC VP    SMALL CAP
  GROWTH      PROTECTION   INTERNATIONAL   VALUE (k)*   ULTRA (k)*      VALUE      VISTA (k)*     HY BOND    STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
$     7,847   $      751   $      (7,275)  $       --   $       --   $     9,362   $     (853)  $       68   $      (596)
    176,384          115         168,121           --           --       543,843        7,379         (583)        2,936

   (195,487)       1,226          (1,659)          (1)          --      (802,002)       4,994           --        (6,239)
-------------------------------------------------------------------------------------------------------------------------
    (11,256)       2,092         159,187           (1)          --      (248,797)      11,520         (515)       (3,899)
-------------------------------------------------------------------------------------------------------------------------

     57,423        2,672          78,722           85           28       171,074        1,787           --         3,587
   (240,990)     (11,834)       (277,957)          --           --      (736,915)          --          (87)      (22,761)
   (188,284)      32,964          36,010           --           --      (163,279)     159,423          602        41,765
-------------------------------------------------------------------------------------------------------------------------

   (371,851)      23,802        (163,225)          85           28      (729,120)     161,210          515        22,591
-------------------------------------------------------------------------------------------------------------------------
   (383,107)      25,894          (4,038)          84           28      (977,917)     172,730           --        18,692
-------------------------------------------------------------------------------------------------------------------------
  1,787,937       14,758       1,053,597           --           --     4,651,080           --           --        31,586
-------------------------------------------------------------------------------------------------------------------------
$ 1,404,830   $   40,652   $   1,049,559   $       84   $       28   $ 3,673,163   $  172,730   $       --   $    50,278
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                          FEDERATED
                                                                                                     DREYFUS VARIABLE     INSURANCE
                                                                                                      INVESTMENT FUND       SERIES
                                                                                              --------------------------  ----------
                                                                    DREYFUS
                                                                    SOCIALLY        DREYFUS
                                                                   RESPONSIBLE       STOCK    DISCIPLINED  INTERNATIONAL   CAPITAL
                                                                     GROWTH          INDEX     STOCK (i)*     VALUE       INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $    15,585    $  347,901  $        --  $      27,417  $  39,320
Expenses:
   Mortality and expense risk fees ..............................       35,846       259,253        2,096         21,879      9,419
   Administrative fees ..........................................        4,301        31,110          251          2,626      1,131
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................................       40,147       290,363        2,347         24,505     10,550
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................      (24,562)       57,538       (2,347)         2,912     28,770
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............................      (93,810)      421,870       29,487         72,201     40,277
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................           --            --           --         42,912         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................           --            --       91,186        177,308         --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..      (93,810)      421,870      120,673        292,421     40,277
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      293,937       329,926      (91,046)      (250,436)   (49,081)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......  $   175,565    $  809,334  $    27,280  $      44,897  $  19,966
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                          FEDERATED
                                                                                                   DREYFUS VARIABLE       INSURANCE
                                                                                                    INVESTMENT FUND        SERIES
                                                                                              --------------------------  ----------
                                                                     DREYFUS
                                                                     SOCIALLY     DREYFUS
                                                                   RESPONSIBLE     STOCK      DISCIPLINED  INTERNATIONAL   CAPITAL
                                                                     GROWTH        INDEX       STOCK (i)*     VALUE       INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $   (24,562) $     57,538  $    (2,347) $       2,912  $  28,770
   Net realized gain (loss) on investments in portfolio shares ..      (93,810)      421,870      120,673        292,421     40,277
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      293,937       329,926      (91,046)      (250,436)   (49,081)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      175,565       809,334       27,280         44,897     19,966
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........      114,886       863,089        3,222         79,161     16,534
   Contract redemptions .........................................     (465,817)   (3,510,279)     (15,747)      (414,171)  (184,437)
   Net transfers (including mortality transfers) ................      (79,945)     (291,778)    (533,554)       (38,397)    28,096
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ............................     (430,876)   (2,938,968)    (546,079)      (373,407)  (139,807)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................     (255,311)   (2,129,634)    (518,799)      (328,510)  (119,841)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    2,926,128    21,334,288      518,799      1,884,316    800,042
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................  $ 2,670,817  $ 19,204,654  $        --  $   1,555,806  $ 680,201
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  FEDERATED INSURANCE SERIES (CONTINUED)                                       JANUS ASPEN SERIES
-----------------------------------------   ----------------------------------------------------------------------------------------
    HIGH                                                                    GLOBAL
   INCOME     INTERNATIONAL                                                  LIFE        GROWTH AND    INTERNATIONAL     LARGE CAP
  BOND II       EQUITY II     KAUFMANN II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    95,204   $       1,048   $        --   $       1,527   $      336   $          --   $    53,698   $      14,093   $     84,178

     14,212           7,852           163             450          534              22        33,430          27,070        148,452
      1,705             942            20              53           64               3         4,012           3,248         17,814
------------------------------------------------------------------------------------------------------------------------------------
     15,917           8,794           183             503          598              25        37,442          30,318        166,266
------------------------------------------------------------------------------------------------------------------------------------
     79,287          (7,746)         (183)          1,024         (262)            (25)       16,256         (16,225)       (82,088)
------------------------------------------------------------------------------------------------------------------------------------

     (7,104)         54,761            48              16        3,499               2       235,080         292,890             47

         --              --            87              --           --              --            --              --             --

         --              --           175              --           --              --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
     (7,104)         54,761           310              16        3,499               2       235,080         292,890             47
------------------------------------------------------------------------------------------------------------------------------------

    (47,861)        (10,490)        1,808            (241)       5,834             330       (54,469)        219,672      1,565,076
------------------------------------------------------------------------------------------------------------------------------------
$    24,322   $      36,525   $     1,935   $         799   $    9,071   $         307   $   196,867   $     496,337   $  1,483,035
====================================================================================================================================

====================================================================================================================================
  FEDERATED INSURANCE SERIES (CONTINUED)                                       JANUS ASPEN SERIES
-----------------------------------------   ----------------------------------------------------------------------------------------
    HIGH                                                                    GLOBAL
   INCOME     INTERNATIONAL                                                  LIFE        GROWTH AND    INTERNATIONAL     LARGE CAP
  BOND II       EQUITY II     KAUFMANN II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    79,287   $      (7,746)  $      (183)  $       1,024   $     (262)  $         (25)  $    16,256   $     (16,225)  $    (82,088)
     (7,104)         54,761           310              16        3,499               2       235,080         292,890             47

    (47,861)        (10,490)        1,808            (241)       5,834             330       (54,469)        219,672      1,565,076
------------------------------------------------------------------------------------------------------------------------------------
     24,322          36,525         1,935             799        9,071             307       196,867         496,337      1,483,035
------------------------------------------------------------------------------------------------------------------------------------

     27,852          10,803        19,498             134          996              --       132,480          55,420        562,020
   (237,944)       (117,779)         (438)         (1,211)          --              --      (422,105)       (233,159)    (2,041,928)
    (60,982)        156,102        15,390         118,018      170,194           3,221       (71,687)        321,078        (16,286)
------------------------------------------------------------------------------------------------------------------------------------

   (271,074)         49,126        34,450         116,941      171,190           3,221      (361,312)        143,339     (1,496,194)
------------------------------------------------------------------------------------------------------------------------------------
   (246,752)         85,651        36,385         117,740      180,261           3,528      (164,445)        639,676        (13,159)
------------------------------------------------------------------------------------------------------------------------------------
  1,251,106         628,748           921              --           --              --     2,670,922       1,804,067     11,739,608
------------------------------------------------------------------------------------------------------------------------------------
$ 1,004,354   $     714,399   $    37,306   $     117,740   $  180,261   $       3,528   $ 2,506,477   $   2,443,743   $ 11,726,449
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                        JANUS ASPEN SERIES (CONTINUED)                     SERIES
                                                        --------------------------------------------------------------   -----------
                                                                                            PERKINS
                                                                          PERKINS            SMALL
                                                          MID CAP         MID CAP           COMPANY         WORLDWIDE     EMERGING
                                                           GROWTH     VALUE (k) (am)*   VALUE (k) (an)*       GROWTH       MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .........................................   $    20,847   $           166   $            --   $    109,219   $   12,607
Expenses:
   Mortality and expense risk fees ..................       123,502                60                --        184,667       13,128
   Administrative fees ..............................        14,820                 7                --         22,160        1,575
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................       138,322                67                --        206,827       14,703
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................      (117,475)               99                --        (97,608)      (2,096)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................      (178,398)               (5)               --        (13,176)     124,094
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .........................................            --                --                --             --       55,046
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .........................................        52,758                95                 2             --      113,546
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ...............................      (125,640)               90                 2        (13,176)     292,686
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............     2,042,770              (729)               (6)     1,295,011      (13,387)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...................................   $ 1,799,655   $          (540)  $            (4)  $  1,184,227   $  277,203
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                        JANUS ASPEN SERIES (CONTINUED)                     SERIES
                                                        --------------------------------------------------------------   -----------
                                                                                            PERKINS
                                                                          PERKINS            SMALL
                                                          MID CAP         MID CAP           COMPANY         WORLDWIDE     EMERGING
                                                           GROWTH     VALUE (k) (am)*   VALUE (k) (an)*       GROWTH       MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $  (117,475)  $            99   $            --   $    (97,608)  $   (2,096)
   Net realized gain (loss) on investments in
     portfolio shares ...............................      (125,640)               90                 2        (13,176)     292,686
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................     2,042,770              (729)               (6)     1,295,011      (13,387)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...................................     1,799,655              (540)               (4)     1,184,227      277,203
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ......................................       339,195               527               112        503,882       28,729
   Contract redemptions .............................    (1,374,055)               --                --     (2,389,482)    (175,016)
   Net transfers (including mortality transfers) ....      (351,655)           10,079                --       (358,216)      80,613
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................    (1,386,515)           10,606               112     (2,243,816)     (65,674)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........       413,140            10,066               108     (1,059,589)     211,529
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................     9,512,350                --                --     14,812,354    1,022,376
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ....................   $ 9,925,490   $        10,066   $           108   $ 13,752,765   $1,233,905
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                   LAZARD                                                                                  LEGG MASON PARTNERS
       RETIREMENT SERIES (CONTINUED)                LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST
-------------------------------------------   -----------------------------------------------------   ------------------------------
                                                              CAPITAL                                   GLOBAL
INTERNATIONAL   US SMALL CAP   US STRATEGIC    AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD
   EQUITY       EQUITY (al)*    EQUITY (l)*   GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*    GOVERNMENT (d)*
------------------------------------------------------------------------------------------------------------------------------------
$       2,159   $         --   $      2,774   $        --   $        72   $       174   $         8   $     3,959   $           315

          986         21,976          3,825            92            44           215           206           917                83
          119          2,637            459            11             5            26            25           110                10
------------------------------------------------------------------------------------------------------------------------------------
        1,105         24,613          4,284           103            49           241           231         1,027                93
------------------------------------------------------------------------------------------------------------------------------------
        1,054        (24,613)        (1,510)         (103)           23           (67)         (223)        2,932               222
------------------------------------------------------------------------------------------------------------------------------------

        1,740         57,411         16,037           (58)            1           413           298           936               102

        2,889        259,476          8,531            --           166            98            --           178                --

       11,771        368,952         32,371            49           665           672            --            92                --
------------------------------------------------------------------------------------------------------------------------------------
       16,400        685,839         56,939            (9)          832         1,183           298         1,206               102
------------------------------------------------------------------------------------------------------------------------------------

      (10,136)      (790,732)       (52,598)         (463)         (843)       (1,318)         (359)       (4,892)             (218)
------------------------------------------------------------------------------------------------------------------------------------
$       7,318   $   (129,506)  $      2,831   $      (575)  $        12   $      (202)  $      (284)  $      (754)  $           106
====================================================================================================================================

====================================================================================================================================
                   LAZARD                                                                                  LEGG MASON PARTNERS
       RETIREMENT SERIES (CONTINUED)                LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST
-------------------------------------------   -----------------------------------------------------   ------------------------------
                                                              CAPITAL                                   GLOBAL
INTERNATIONAL   US SMALL CAP   US STRATEGIC    AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD
   EQUITY       EQUITY (al)*    EQUITY (l)*   GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*    GOVERNMENT (d)*
------------------------------------------------------------------------------------------------------------------------------------
$       1,054   $    (24,613)  $     (1,510)  $      (103)  $        23   $       (67)  $      (223)  $     2,932   $           222
       16,400        685,839         56,939            (9)          832         1,183           298         1,206               102

      (10,136)      (790,732)       (52,598)         (463)         (843)       (1,318)         (359)       (4,892)             (218)
------------------------------------------------------------------------------------------------------------------------------------
        7,318       (129,506)         2,831          (575)           12          (202)         (284)         (754)              106
------------------------------------------------------------------------------------------------------------------------------------

        2,720         94,380         18,515            --            (2)        1,956         3,112           224                30
      (12,728)      (474,327)       (18,498)       (7,211)          (30)       (2,906)      (12,589)      (31,594)             (101)
       19,043       (153,704)      (192,968)       16,267         5,222        14,587        28,287        35,925             5,813
------------------------------------------------------------------------------------------------------------------------------------

        9,035       (533,651)      (192,951)        9,056         5,190        13,637        18,810         4,555             5,742
------------------------------------------------------------------------------------------------------------------------------------
       16,353       (663,157)      (190,120)        8,481         5,202        13,435        18,526         3,801             5,848
------------------------------------------------------------------------------------------------------------------------------------
       72,022      2,047,175        324,489            --            --            --            --        49,369                --
------------------------------------------------------------------------------------------------------------------------------------
$      88,375   $  1,384,018   $    134,369   $     8,481   $     5,202   $    13,435   $    18,526   $    53,170   $         5,848
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                           LEGG MASON
                                                            PARTNERS
                                                        VARIABLE INCOME
                                                        TRUST (CONTINUED)           LEGG MASON PARTNERS VARIABLE PORTFOLIOS
                                                        -----------------   -------------------------------------------------------
                                                           STRATEGIC        AGGRESSIVE                    LARGE CAP      TOTAL
                                                            BOND (c)*       GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..............................   $          69,503   $        --   $        164   $        --   $        43
Expenses:
   Mortality and expense risk fees ..................              21,809            21            182            95            21
   Administrative fees ..............................               2,617             3             22            11             2
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................              24,426            24            204           106            23
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................              45,077           (24)           (40)         (106)           20
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares ............             (94,566)        3,666             76         2,335           233
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ...........................                  --            --          2,754            --            27
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ...........................                  --            --             93            --             6
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
      in portfolio shares ...........................             (94,566)        3,666          2,923         2,335           266
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
      in portfolio shares ...........................              56,318        (2,979)          (323)       (1,227)         (139)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from operations .....................   $           6,829   $       663   $      2,560   $     1,002   $       147
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                           LEGG MASON
                                                            PARTNERS
                                                         VARIABLE INCOME
                                                        TRUST (CONTINUED)          LEGG MASON PARTNERS VARIABLE PORTFOLIOS
                                                        -----------------   -------------------------------------------------------
                                                           STRATEGIC        AGGRESSIVE                    LARGE CAP      TOTAL
                                                            BOND (c)*       GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $          45,077   $       (24)  $        (40)  $      (106)  $        20
   Net realized gain (loss) on investments
      in portfolio shares ...........................             (94,566)        3,666          2,923         2,335           266
   Net change in unrealized appreciation
      (depreciation) of investments
      in portfolio shares ...........................              56,318        (2,979)          (323)       (1,227)         (139)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from operations .....................               6,829           663          2,560         1,002           147
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ..........................              84,400            --            801           204             1
   Contract redemptions .............................             (99,370)           --           (621)          (30)           --
   Net transfers (including mortality
      transfers) ....................................            (664,484)      (31,331)       (11,626)      (24,392)       (5,222)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
         transactions ...............................            (679,454)      (31,331)       (11,446)      (24,218)       (5,221)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets ..............................            (672,625)      (30,668)        (8,886)      (23,216)       (5,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................           1,963,238        30,668          8,886        23,216         5,074
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................   $       1,290,613   $        --   $         --   $        --$           --
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
 LORD ABBETT SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------  ---------------------------------------------------------------------------------------
 AMERICA'S   GROWTH AND   HIGH INCOME  SHORT DURATION   SMALL-CAP     MID-CAP                          SOCIALLY
   VALUE      INCOME       BOND (m)*      BOND (n)*    GROWTH (aj)*   GROWTH    PARTNERS    REGENCY   RESPONSIVE
-----------------------------------------------------------------------------------------------------------------
$   14,619  $     64,215  $        63  $       29,606  $         --  $     --  $   14,217  $     769  $       91

     6,811        68,871           10          13,870           106     3,185      29,654      2,498       1,850
       818         8,264            2           1,664            13       382       3,558        299         223
-----------------------------------------------------------------------------------------------------------------
      7,629       77,135           12          15,534           119     3,567      33,212      2,797       2,073
-----------------------------------------------------------------------------------------------------------------
     6,990      (12,920)           51          14,072          (119)   (3,567)    (18,995)    (2,028)     (1,982)
-----------------------------------------------------------------------------------------------------------------

    23,510       272,402            5          (3,573)          (86)   46,324     231,122     11,867      31,170

     1,951        24,083           --              --            --        --       7,378        797         341

    13,473       330,027           --              --            46        --     215,095      3,826          --
-----------------------------------------------------------------------------------------------------------------
    38,934       626,512            5          (3,573)          (40)   46,324     453,595     16,490      31,511
-----------------------------------------------------------------------------------------------------------------
   (36,518)     (504,482)         (55)         25,446          (459)    3,567    (279,650)    (5,288)    (16,466)
-----------------------------------------------------------------------------------------------------------------
$    9,406  $    109,110  $         1  $       35,945  $       (618) $ 46,324  $  154,950  $   9,174  $   13,063
=================================================================================================================

=================================================================================================================
 LORD ABBETT SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------  ---------------------------------------------------------------------------------------
 AMERICA'S   GROWTH AND   HIGH INCOME  SHORT DURATION    SMALL-CAP    MID-CAP                          SOCIALLY
   VALUE       INCOME      BOND (m)*     BOND (n)*     GROWTH (aj)*   GROWTH    PARTNERS    REGENCY   RESPONSIVE
-----------------------------------------------------------------------------------------------------------------
$    6,990  $    (12,920) $        51  $       14,072  $       (119) $ (3,567) $  (18,995) $  (2,028) $   (1,982)
    38,934       626,512            5          (3,573)          (40)   46,324     453,595     16,490      31,511

   (36,518)     (504,482)         (55)         25,446          (459)    3,567    (279,650)    (5,288)    (16,466)
-----------------------------------------------------------------------------------------------------------------
     9,406       109,110            1          35,945          (618)   46,324     154,950      9,174      13,063
-----------------------------------------------------------------------------------------------------------------
    22,741       293,867           (1)         74,420         1,093     5,488      59,210      4,381       4,168
  (110,139)     (976,331)          --        (170,545)       (2,651)  (68,011)   (383,012)   (27,829)    (30,425)
    93,812      (120,036)         (31)           (513)       (5,578)   44,501     (70,382)  (131,815)   (103,970)
-----------------------------------------------------------------------------------------------------------------

     6,414      (802,500)         (32)        (96,638)       (7,136)  (18,022)   (394,184)  (155,263)   (130,227)
-----------------------------------------------------------------------------------------------------------------
    15,820      (693,390)         (31)        (60,693)       (7,754)   28,302    (239,234)  (146,089)   (117,164)
-----------------------------------------------------------------------------------------------------------------
   468,621     5,861,196          865       1,117,072        13,201   257,493   2,551,065    297,740     219,707
-----------------------------------------------------------------------------------------------------------------
$  484,441  $  5,167,806  $       834  $    1,056,379  $      5,447  $285,795  $2,311,831  $ 151,651  $  102,543
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                   NORTHERN LIGHTS
                                                                    VARIABLE TRUST             PIMCO VARIABLE INSURANCE TRUST
                                                             ----------------------------   --------------------------------------
                                                                                                        COMMODITY-
                                                                  JNF             JNF          ALL      REALRETURN     EMERGING
                                                             BALANCED (k)*    EQUITY (k)*     ASSET      STRATEGY    MARKETS BOND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...................................   $     123,891   $         --   $   1,729   $    1,283   $        258
Expenses:
   Mortality and expense risk fees .......................          90,635        210,402         259          331             56
   Administrative fees ...................................          10,876         25,249          31           40              6
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................         101,511        235,651         290          371             62
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................          22,380       (235,651)      1,439          912            196
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................          (9,481)      (143,333)        148       (1,897)             1
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............              --             --          --           --             62
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............              --             --          --           --             98
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ...................................          (9,481)      (143,333)        148       (1,897)           161
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................        (274,026)    (2,358,228)       (387)       6,900           (180)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .................................   $    (261,127)  $ (2,737,212)  $   1,200   $    5,915   $        177
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                   NORTHERN LIGHTS
                                                                    VARIABLE TRUST             PIMCO VARIABLE INSURANCE TRUST
                                                             ----------------------------   --------------------------------------
                                                                                                        COMMODITY-
                                                                  JNF             JNF          ALL      REALRETURN     EMERGING
                                                             BALANCED (k)*    EQUITY (k)*     ASSET      STRATEGY    MARKETS BOND
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $      22,380   $   (235,651)  $   1,439   $      912   $        196
   Net realized gain (loss) on investments in
      portfolio shares ...................................          (9,481)      (143,333)        148       (1,897)           161
   Net change in unrealized appreciation
      (depreciation) of investments in
         portfolio shares ................................        (274,026)    (2,358,228)       (387)       6,900           (180)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .................................        (261,127)    (2,737,212)      1,200        5,915            177
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...         224,136        448,107       1,260          271            359
   Contract redemptions ..................................      (1,041,089)    (2,548,928)        (30)          --            (30)
   Net transfers (including mortality transfers) .........      11,336,674     26,987,653      19,722        3,973          4,096
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..............      10,519,721     24,886,832      20,952        4,244          4,425
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........      10,258,594     22,149,620      22,152       10,159          4,602
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................              --             --          --       29,379          3,597
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................   $  10,258,594   $ 22,149,620   $  22,152   $   39,538   $      8,199
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
  FOREIGN
   BOND                                                                        REALESTATE-
US DOLLAR-   GLOBAL BOND    HIGH       LONG TERM        LOW         MONEY       REALRETURN       REAL        SHORT-
  HEDGED       UNHEDGED     YIELD    US GOVERNMENT   DURATION      MARKET        STRATEGY       RETURN        TERM
----------------------------------------------------------------------------------------------------------------------
$      274   $       131   $   375   $         665   $     57   $    338,743   $      3,392   $   16,024   $    9,844

        99            50        67             178         15         89,160            259        4,308        2,644
        12             6         8              21          1         10,699             31          517          317
----------------------------------------------------------------------------------------------------------------------
       111            56        75             199         16         99,859            290        4,825        2,961
----------------------------------------------------------------------------------------------------------------------
       163            75       300             466         41        238,884          3,102       11,199        6,883
----------------------------------------------------------------------------------------------------------------------
       (91)          225      (642)            961        (27)            --         (1,606)     (16,092)        (532)
        --             3        --              --         --             --             --          758           --
        --             3        --              --         --             --             --            3           --
----------------------------------------------------------------------------------------------------------------------
       (91)          231      (642)            961        (27)            --         (1,606)     (15,331)        (532)
----------------------------------------------------------------------------------------------------------------------

       137           120      (170)           (102)        --             --         (4,741)      33,282         (133)
----------------------------------------------------------------------------------------------------------------------
$      209   $       426   $  (512)  $       1,325   $     14   $    238,884   $     (3,245)  $   29,150   $    6,218
======================================================================================================================

======================================================================================================================
                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
  FOREIGN
   BOND                                                                        REALESTATE-
US DOLLAR-   GLOBAL BOND    HIGH       LONG TERM        LOW         MONEY       REALRETURN       REAL        SHORT-
  HEDGED       UNHEDGED     YIELD    US GOVERNMENT   DURATION      MARKET        STRATEGY       RETURN        TERM
----------------------------------------------------------------------------------------------------------------------
$      163   $        75   $  300    $         466   $     41   $    238,884   $      3,102   $   11,199   $    6,883
       (91)          231     (642)             961        (27)            --         (1,606)     (15,331)        (532)

       137           120     (170)            (102)        --             --         (4,741)      33,282         (133)
----------------------------------------------------------------------------------------------------------------------
       209           426     (512)           1,325         14        238,884         (3,245)      29,150        6,218
----------------------------------------------------------------------------------------------------------------------

       600         3,074       497          32,476         --        323,332            652       16,200        7,457
        --            --        --              --         --     (2,086,012)            --     (103,720)     (84,626)
    10,946          (523)    4,452         (13,274)       (14)     9,824,542         (5,729)     (44,995)     (55,517)
----------------------------------------------------------------------------------------------------------------------

    11,546         2,551     4,949          19,202        (14)     8,061,862         (5,077)    (132,515)    (132,686)
----------------------------------------------------------------------------------------------------------------------
    11,755         2,977     4,437          20,527         --      8,300,746         (8,322)    (103,365)    (126,468)
----------------------------------------------------------------------------------------------------------------------
     2,422            --     1,431              --         --        883,022         17,634      428,211      297,055
----------------------------------------------------------------------------------------------------------------------
$   14,177   $     2,977   $ 5,868   $      20,527   $     --   $  9,183,768   $      9,312   $  324,846   $  170,587
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                         PIMCO
                                                                        VARIABLE
                                                                       INSURANCE
                                                                         TRUST
                                                                      (CONTINUED)          PIONEER VARIABLE CONTRACTS TRUST
                                                                      -----------   ------------------------------------------------
                                                                         TOTAL         CORE      CULLEN      EMERGING     EQUITY
                                                                        RETURN      BOND (af)*    VALUE       MARKETS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........     $    39,980   $      920   $    131   $     187   $    19,988
Expenses:
  Mortality and expense risk fees ...............................          10,432          268        137       1,950        11,516
  Administrative fees ...........................................           1,251           32         17         234         1,382
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..............................................          11,683          300        154       2,184        12,898
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...............................          28,297          620        (23)     (1,997)        7,090
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ............................................         (12,256)         172         15       2,268        96,298
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................              --           --         --         266         1,318
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................              --           --         --       5,307        29,133
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ...         (12,256)         172         15       7,841       126,749
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................          44,646           84         56      24,665      (118,165)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......     $    60,687   $      876   $     48   $  30,509   $    15,674
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                         PIMCO
                                                                       VARIABLE
                                                                       INSURANCE
                                                                         TRUST
                                                                      (CONTINUED)          PIONEER VARIABLE CONTRACTS TRUST
                                                                      -----------   ------------------------------------------------
                                                                         TOTAL         CORE      CULLEN     EMERGING     EQUITY
                                                                        RETURN      BOND (af)*    VALUE      MARKETS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................     $    28,297   $      620   $    (23)  $  (1,997)  $     7,090
  Net realized gain (loss) on investments in portfolio shares ...         (12,256)         172         15       7,841       126,749
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................          44,646           84         56      24,665      (118,165)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......          60,687          876         48      30,509        15,674
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ...........          34,857           --         --      53,718        50,928
  Contract redemptions ..........................................        (206,028)     (30,030)      (850)    (34,012)     (177,812)
  Net transfers (including mortality transfers) .................         333,236      (11,500)    16,125     490,948      (336,120)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ......................................         162,065      (41,530)    15,275     510,654      (463,004)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................         222,752      (40,654)    15,323     541,163      (447,330)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................         796,917       40,654         --       5,004       987,418
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................     $ 1,019,669   $       --   $ 15,323   $ 546,167   $   540,088
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                                             ROYCE
                         PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                    CAPITAL FUND
------------------------------------------------------------------------------------------------------------------------------
                   HIGH       INTERNATIONAL     MID CAP        MONEY       SMALL CAP    STRATEGIC
   FUND            YIELD          VALUE          VALUE         MARKET        VALUE        INCOME     MICRO-CAP     SMALL-CAP
------------------------------------------------------------------------------------------------------------------------------
$      2,474   $      3,206   $         510   $       343   $     2,893   $        37   $     845   $     7,741   $       309

       3,442            791           1,862           618           771            73         201         9,031         9,677
         413             95             223            74            93             9          25         1,084         1,161
------------------------------------------------------------------------------------------------------------------------------
       3,855            886           2,085           692           864            82         226        10,115        10,838
------------------------------------------------------------------------------------------------------------------------------
      (1,381)         2,320          (1,575)         (349)        2,029           (45)        619        (2,374)      (10,529)
------------------------------------------------------------------------------------------------------------------------------

      72,642            789           4,397           719            --           (77)         (3)      104,000        73,861
          --              6              --           966            --           100           6        12,683         8,839
          --             52           1,763         5,158            --         1,629          16        31,424        18,048
------------------------------------------------------------------------------------------------------------------------------
      72,642            847           6,160         6,843            --         1,652          19       148,107       100,748
------------------------------------------------------------------------------------------------------------------------------

     (56,116)        (1,200)          8,790        (4,443)           --        (2,429)        501      (119,232)     (103,692)
------------------------------------------------------------------------------------------------------------------------------
$     15,145   $      1,967   $      13,375   $     2,051   $     2,029   $      (822)  $   1,139   $    26,501   $   (13,473)
==============================================================================================================================

==============================================================================================================================
                                                                                                             ROYCE
                         PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                    CAPITAL FUND
------------------------------------------------------------------------------------------------------------------------------
                   HIGH       INTERNATIONAL     MID CAP        MONEY       SMALL CAP    STRATEGIC
   FUND            YIELD          VALUE          VALUE         MARKET        VALUE        INCOME     MICRO-CAP     SMALL-CAP
------------------------------------------------------------------------------------------------------------------------------
$     (1,381)  $      2,320   $      (1,575)  $      (349)  $     2,029   $       (45)  $     619   $    (2,374)  $   (10,529)
      72,642            847           6,160         6,843            --         1,652          19       148,107       100,748

     (56,116)        (1,200)          8,790        (4,443)           --        (2,429)        501      (119,232)     (103,692)
------------------------------------------------------------------------------------------------------------------------------
      15,145          1,967          13,375         2,051         2,029          (822)      1,139        26,501       (13,473)
------------------------------------------------------------------------------------------------------------------------------

      18,694            238           5,822         2,092            (2)          163         166        16,505        24,822
    (152,698)        (1,805)        (27,230)       (5,915)           --          (409)         --      (255,206)     (234,129)
    (106,195)        26,777          67,313        (6,900)           --         7,943      26,600       (60,366)     (199,456)
------------------------------------------------------------------------------------------------------------------------------

    (240,199)        25,210          45,905       (10,723)           (2)        7,697      26,766      (299,067)     (408,763)
------------------------------------------------------------------------------------------------------------------------------
    (225,054)        27,177          59,280        (8,672)        2,027         6,875      27,905      (272,566)     (422,236)
------------------------------------------------------------------------------------------------------------------------------
     409,877         37,375          91,684        47,614        60,483            --       3,609       793,421     1,007,853
------------------------------------------------------------------------------------------------------------------------------
$    184,823   $     64,552   $     150,964   $    38,942   $    62,510   $     6,875   $  31,514   $   520,855   $   585,617
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST
                                                               ---------------------------------------------------------------------
                                                                                                  ABSOLUTE
                                                               CLS ADVISORONE   CLS ADVISORONE     RETURN                   BASIC
                                                                   AMERIGO         CLERMONT      STRATEGIES    BANKING    MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...............................................   $        4,218   $        9,612   $       --   $     324   $     319
Expenses:
   Mortality and expense risk fees .........................           13,473            5,942           97          87       2,826
   Administrative fees .....................................            1,616              713           11          11         339
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................           15,089            6,655          108          98       3,165
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................          (10,871)           2,957         (108)        226      (2,846)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ......................            2,206              599         (599)     (1,509)     25,672
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           28,242           27,969           --          --      10,511
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................           14,444           39,939           --          --       6,921
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................           44,892           68,507         (599)     (1,509)     43,104
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................           87,434          (50,430)         668      (1,525)     14,469
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................   $      121,455   $       21,034   $      (39)  $  (2,808)  $  54,727
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST
                                                               ---------------------------------------------------------------------
                                                                                                  ABSOLUTE
                                                               CLS ADVISORONE   CLS ADVISORONE     RETURN                   BASIC
                                                                   AMERIGO         CLERMONT      STRATEGIES   BANKING     MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $      (10,871)  $        2,957   $     (108)  $     226   $  (2,846)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................           44,892           68,507         (599)     (1,509)     43,104
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................           87,434          (50,430)         668      (1,525)     14,469
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................          121,455           21,034          (39)     (2,808)     54,727
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....           26,279            5,055          301          --       8,604
   Contract redemptions ....................................          (34,138)          (9,964)      (5,529)         --     (26,092)
   Net transfers (including mortality transfers) ...........           88,112           41,330      (90,479)     (8,483)    116,437
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ................           80,253           36,421      (95,707)     (8,483)     98,949
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............          201,708           57,455      (95,746)    (11,291)    153,676
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................          946,831          430,379       95,746      16,744     111,301
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $    1,148,539   $      487,834   $       --   $   5,453   $ 264,977
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   ESSENTIAL    ESSENTIAL
                 COMMODITIES    CONSUMER       DOW 2X                                  ENERGY      PORTFOLIO    PORTFOLIO
BIOTECHNOLOGY   STRATEGY (o)*   PRODUCTS   STRATEGY (p)*   ELECTRONICS     ENERGY     SERVICES   CONSERVATIVE    MODERATE
--------------------------------------------------------------------------------------------------------------------------
$          --   $          --   $    252   $         825   $        --   $      --   $      --   $      2,730   $     412

          717             314        146           1,200           115       6,246       7,711          1,291         221
           87              38         18             144            14         750         925            154          26
--------------------------------------------------------------------------------------------------------------------------
          804             352        164           1,344           129       6,996       8,636          1,445         247
--------------------------------------------------------------------------------------------------------------------------
         (804)           (352)        88            (519)         (129)     (6,996)     (8,636)         1,285         165
--------------------------------------------------------------------------------------------------------------------------

          688          (1,162)       316           6,542         1,037     (27,504)     19,853            (61)          7

           --              --        676           8,256            --       1,227       1,114          1,174          28

           --              --        411             533            --      51,679      43,517             41          23
--------------------------------------------------------------------------------------------------------------------------
          688          (1,162)     1,403          15,331         1,037      25,402      64,484          1,154          58
--------------------------------------------------------------------------------------------------------------------------

          621           7,491       (418)        (10,116)         (515)    109,926      91,828          2,486         610
--------------------------------------------------------------------------------------------------------------------------
$         505   $       5,977   $  1,073   $       4,696   $       393   $ 128,332   $ 147,676   $      4,925   $     833
==========================================================================================================================

==========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   ESSENTIAL    ESSENTIAL
                 COMMODITIES    CONSUMER       DOW 2X                                  ENERGY      PORTFOLIO    PORTFOLIO
BIOTECHNOLOGY   STRATEGY (o)*   PRODUCTS   STRATEGY (p)*   ELECTRONICS     ENERGY     SERVICES   CONSERVATIVE    MODERATE
--------------------------------------------------------------------------------------------------------------------------
$        (804)  $        (352)  $     88   $        (519)  $      (129)  $  (6,996)  $  (8,636)  $      1,285   $     165
          688          (1,162)     1,403          15,331         1,037      25,402      64,484          1,154          58

          621           7,491       (418)        (10,116)         (515)    109,926      91,828          2,486         610
--------------------------------------------------------------------------------------------------------------------------
          505           5,977      1,073           4,696           393     128,332     147,676          4,925         833
--------------------------------------------------------------------------------------------------------------------------

           --           1,210          2           1,497            --      28,935     158,611             --          --
           --          (5,175)    (1,715)        (10,998)      (10,736)    (74,715)    (51,116)            --         (30)
        7,141          68,794       (422)         16,420        10,077     (37,034)    210,384        (11,794)      1,589
--------------------------------------------------------------------------------------------------------------------------

        7,141          64,829     (2,135)          6,919          (659)    (82,814)    317,879        (11,794)      1,559
--------------------------------------------------------------------------------------------------------------------------
        7,646          70,806     (1,062)         11,615          (266)     45,518     465,555         (6,869)      2,392
--------------------------------------------------------------------------------------------------------------------------
       53,231           4,391     12,656          68,529         4,047     519,608     388,828        110,096      15,649
--------------------------------------------------------------------------------------------------------------------------
$      60,877   $      75,197   $ 11,594   $      80,144   $     3,781   $ 565,126   $ 854,383   $    103,227   $  18,041
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------------------------------------
                                                                                                 GOVERNMENT
                                                                     EUROPE 1.25X   FINANCIAL  LONG BOND 1.2X   HEALTH
                                                                     STRATEGY (q)*  SERVICES    STRATEGY (r)*    CARE     INTERNET
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         440  $     210  $        2,264  $      --  $     --
Expenses:
   Mortality and expense risk fees ................................            553        141             797      5,773        69
   Administrative fees ............................................             67         16              95        693         8
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................            620        157             892      6,466        77
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................           (180)        53           1,372     (6,466)      (77)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................          8,772     (1,894)           (102)    11,181       955
   Net realized short-term capital gain distributions
      from investments in portfolio shares ........................          1,565        596              --      9,081        --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ........................            220        559              --        478        --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....         10,557       (739)           (102)    20,740       955
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .............................         (3,684)    (1,190)          2,067       (666)   (1,113)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $       6,693  $  (1,876) $        3,337  $  13,608  $   (235)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------------------------------------
                                                                                                 GOVERNMENT
                                                                     EUROPE 1.25X   FINANCIAL  LONG BOND 1.2X   HEALTH
                                                                     STRATEGY (q)*  SERVICES    STRATEGY (r)*    CARE     INTERNET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (180) $      53  $        1,372  $  (6,466) $    (77)
   Net realized gain (loss) on investments in portfolio shares ....         10,557       (739)           (102)    20,740       955
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..........................         (3,684)    (1,190)          2,067       (666)   (1,113)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......          6,693     (1,876)          3,337     13,608      (235)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............             59        404          36,144     47,801        --
   Contract redemptions ...........................................         (5,280)       (26)         (1,997)   (82,584)       --
   Net transfers (including mortality transfers) ..................         16,011    (18,303)        (29,385)   211,036    (5,482)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................         10,790    (17,925)          4,762    176,253    (5,482)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................         17,483    (19,801)          8,099    189,861    (5,717)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         37,099     22,132          57,015    358,680     9,435
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $      54,582  $   2,331  $       65,114  $ 548,541  $  3,718
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 INVERSE
   INVERSE      GOVERNMENT       INVERSE        INVERSE        INVERSE        INVERSE
   DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)  RUSSELL 2000      S&P 500      JAPAN 1.25X   LARGE-CAP  LARGE-CAP
STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH     VALUE
------------------------------------------------------------------------------------------------------------------------------
$          12  $       1,841  $          74  $       2,400  $       1,351  $         724  $       1,982  $      --  $   1,423

           42            693             28            449            350            155            451        324      2,364
            5             83              4             54             42             19             54         39        283
------------------------------------------------------------------------------------------------------------------------------
           47            776             32            503            392            174            505        363      2,647
------------------------------------------------------------------------------------------------------------------------------
          (35)         1,065             42          1,897            959            550          1,477       (363)    (1,224)
------------------------------------------------------------------------------------------------------------------------------

          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)     2,367     (1,000)

           --             --             --             --             --             --             --        323      6,678

           --             --             --             --             --             --             --        117      3,860
------------------------------------------------------------------------------------------------------------------------------
          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)     2,807      9,538
------------------------------------------------------------------------------------------------------------------------------

          119         (5,325)          (121)         5,918          4,767          1,172         (6,046)    (1,461)   (18,292)
------------------------------------------------------------------------------------------------------------------------------
$         604  $      (5,561)  $        (79)  $     (7,435)  $       (658) $         (68) $      (7,925) $     983  $  (9,978)
==============================================================================================================================

==============================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                  INVERSE
   INVERSE      GOVERNMENT       INVERSE        INVERSE        INVERSE        INVERSE
   DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)  RUSSELL 2000      S&P 500      JAPAN 1.25X   LARGE-CAP  LARGE-CAP
STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH     VALUE
------------------------------------------------------------------------------------------------------------------------------
$         (35) $       1,065  $          42  $       1,897  $         959  $         550  $       1,477  $    (363) $  (1,224)
          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)     2,807      9,538

          119         (5,325)          (121)         5,918          4,767          1,172         (6,046)    (1,461)   (18,292)
------------------------------------------------------------------------------------------------------------------------------
          604         (5,561)           (79)        (7,435)          (658)           (68)        (7,925)       983     (9,978)
------------------------------------------------------------------------------------------------------------------------------

          360          2,333             --            150             --            787          1,131         --      1,268
           --         (5,032)            --         (1,707)        (5,078)       (13,745)        (1,489)   (18,011)   (29,983)
        1,256         20,580             --         (3,218)       (33,559)        14,208         (7,490)    19,527    (48,771)
------------------------------------------------------------------------------------------------------------------------------

        1,616         17,881             --         (4,775)       (38,637)         1,250         (7,848)     1,516    (77,486)
------------------------------------------------------------------------------------------------------------------------------
        2,220         12,320            (79)       (12,210)       (39,295)         1,182        (15,773)     2,499    (87,464)
------------------------------------------------------------------------------------------------------------------------------
        2,881         25,478          2,356         32,555         65,831         14,614         45,657     17,277    158,160
------------------------------------------------------------------------------------------------------------------------------
$       5,101  $      37,798  $       2,277  $      20,345  $      26,536  $      15,796  $      29,884  $  19,776  $  70,696
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                                         MULTI-CAP
                                                                                MID CAP 1.5X     MID-CAP     MID-CAP       CORE
                                                                     LEISURE    STRATEGY (z)*    GROWTH       VALUE       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $      --   $       2,193   $      --   $    1,293   $      25
Expenses:
   Mortality and expense risk fees ..............................         640           2,178       1,178          997          61
   Administrative fees ..........................................          77             262         141          120           7
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................................         717           2,440       1,319        1,117          68
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................        (717)           (247)     (1,319)         176         (43)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............................     (12,687)        (12,402)      3,691        3,731         873
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................       9,070           4,729       2,400           --         217
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................       2,677          11,844       2,069           63         114
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..        (940)          4,171       8,160        3,794       1,204
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      (1,595)         (2,734)     (3,845)     (13,447)     (1,396)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $  (3,252)  $       1,190   $   2,996   $   (9,477)  $    (235)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                                         MULTI-CAP
                                                                                MID CAP 1.5X     MID-CAP     MID-CAP       CORE
                                                                     LEISURE    STRATEGY (z)*    GROWTH       VALUE       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $    (717)  $        (247)  $  (1,319)  $      176   $     (43)
   Net realized gain (loss) on investments in portfolio shares ..        (940)          4,171       8,160        3,794       1,204
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      (1,595)         (2,734)     (3,845)     (13,447)     (1,396)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      (3,252)          1,190       2,996       (9,477)       (235)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........       3,549           3,608         360        1,002         541
   Contract redemptions .........................................      (5,199)        (17,738)     (8,805)     (38,314)     (5,405)
   Net transfers (including mortality transfers) ................      (7,860)         64,221     136,329       52,335       4,192
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .......................      (9,510)         50,091     127,884       15,023        (672)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................     (12,762)         51,281     130,880        5,546        (907)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      13,893          86,699      41,503       56,578       4,772
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................   $   1,131   $     137,980   $ 172,383   $   62,124   $   3,865
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
              NASDAQ-100(R)     NASDAQ-100(R)   PRECIOUS     REAL               RUSSELL 2000 1.5X  RUSSELL 2000 2X    S&P 500 2X
  NOVA      2X STRATEGY (aa)*       (ak)*        METALS     ESTATE   RETAILING    STRATEGY (ab)*    STRATEGY (ac)*  STRATEGY (ad)*
-----------------------------------------------------------------------------------------------------------------------------------
$    2,221  $             437  $          817  $      --  $   4,154  $      --  $           2,090  $            --  $        1,070

     3,026              1,367          15,154      2,904      3,334         13              1,676              173           1,261
       363                165           1,819        349        400          2                201               20             152
-----------------------------------------------------------------------------------------------------------------------------------
     3,389              1,532          16,973      3,253      3,734         15              1,877              193           1,413
-----------------------------------------------------------------------------------------------------------------------------------
    (1,168)            (1,095)        (16,156)    (3,253)       420        (15)               213             (193)           (343)
-----------------------------------------------------------------------------------------------------------------------------------

    40,498             18,513          96,564     45,485     25,602       (194)            13,720           (4,914)          2,545

        --                 --              --         --     10,360         --                 --                1           9,192

        --                 --              --         --     10,360         --              7,015               --           2,249
-----------------------------------------------------------------------------------------------------------------------------------
    40,498             18,513          96,564     45,485     46,322       (194)            20,735           (4,913)         13,986
-----------------------------------------------------------------------------------------------------------------------------------

   (33,903)              (149)         98,389        229   (101,214)        --            (30,680)               7         (17,611)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,427  $          17,269  $      178,797  $  42,461  $ (54,472) $    (209) $          (9,732) $        (5,099) $       (3,968)
===================================================================================================================================

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
              NASDAQ-100(R)     NASDAQ-100(R)   PRECIOUS     REAL               RUSSELL 2000 1.5X  RUSSELL 2000 2X    S&P 500 2X
   NOVA     2X STRATEGY (aa)*       (ak)*        METALS     ESTATE   RETAILING    STRATEGY (ab)*    STRATEGY (ac)*  STRATEGY (ad)*
-----------------------------------------------------------------------------------------------------------------------------------
$   (1,168) $          (1,095) $      (16,156) $  (3,253) $     420  $     (15) $             213  $          (193) $         (343)
    40,498             18,513          96,564     45,485     46,322       (194)            20,735           (4,913)         13,986

   (33,903)              (149)         98,389        229   (101,214)        --            (30,680)               7         (17,611)
-----------------------------------------------------------------------------------------------------------------------------------
     5,427             17,269         178,797     42,461    (54,472)      (209)            (9,732)          (5,099)         (3,968)
-----------------------------------------------------------------------------------------------------------------------------------

     3,824              2,411          55,561     19,976      8,857         --              8,038            1,187           7,019
   (55,207)           (30,785)       (278,473)   (17,845)   (42,466)        --            (22,422)              --          (4,518)
   (72,551)           144,681         (60,930)    (2,421)   (82,841)       209            (39,809)           4,059          48,759
-----------------------------------------------------------------------------------------------------------------------------------

  (123,934)           116,307        (283,842)      (290)  (116,450)       209            (54,193)           5,246          51,260
-----------------------------------------------------------------------------------------------------------------------------------
  (118,507)           133,576        (105,045)    42,171   (170,922)        --            (63,925)             147          47,292
-----------------------------------------------------------------------------------------------------------------------------------
   263,539             58,473       1,232,429    236,405    326,487         --            148,020               89          51,950
-----------------------------------------------------------------------------------------------------------------------------------
$  145,032  $         192,049  $    1,127,384  $ 278,576  $ 155,565  $      --  $          84,095  $           236  $       99,242
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                ---------------------------------------------------------------
                                                                 SECTOR    SMALL-CAP   SMALL-CAP                    TELE-
                                                                ROTATION    GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $     --   $      --   $      95   $       --   $          173
Expenses:
   Mortality and expense risk fees ..........................        326         742         535        2,029            1,234
   Administrative fees ......................................         39          90          64          244              148
-------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................        365         832         599        2,273            1,382
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................       (365)       (832)       (504)      (2,273)          (1,209)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................      3,637       2,558     (11,191)      26,716            1,960
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................      1,065         663       4,005           --               --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................        442         470       2,788           --               --
-------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares .................................................      5,144       3,691      (4,398)      26,716            1,960
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................      1,411      (1,973)     (7,276)      (1,589)           5,481
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $  6,190   $     886   $ (12,178)  $   22,854    $       6,232
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                ---------------------------------------------------------------
                                                                 SECTOR    SMALL-CAP   SMALL-CAP                    TELE-
                                                                ROTATION    GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $   (365)  $    (832)  $    (504)  $   (2,273)  $       (1,209)
   Net realized gain (loss) on investments in portfolio
     shares .................................................      5,144       3,691      (4,398)      26,716            1,960
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .....................      1,411      (1,973)     (7,276)      (1,589)           5,481
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..      6,190         886     (12,178)      22,854            6,232
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......      2,591         377         725        5,828              325
   Contract redemptions .....................................     (8,385)     (5,554)     (1,108)          --           (1,908)
   Net transfers (including mortality transfers) ............     18,156       6,387     (11,915)    (184,403)           9,857
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .................................     12,362       1,210     (12,298)    (178,575)           8,274
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................     18,552       2,096     (24,476)    (155,721)          14,506
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................     18,444       9,710      58,532      238,177           83,816
-------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................   $ 36,996   $  11,806   $  34,056   $   82,456   $       98,322
===============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                         THIRD
                                                                                         AVENUE
                                                                                        VARIABLE
                                                                                         SERIES         VAN ECK WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                 SELIGMAN PORTFOLIOS         TRUST       INSURANCE TRUST FUND
-----------------------------------------------------------------------------------------------------------------------------
                   U.S.
                GOVERNMENT                  WEAKENING    COMMUNICATIONS
                   MONEY                    DOLLAR 2X         AND           GLOBAL                    ABSOLUTE
TRANSPORTATION     MARKET    UTILITIES   STRATEGY (ae)*    INFORMATION    TECHNOLOGY      VALUE        RETURN        BOND
-----------------------------------------------------------------------------------------------------------------------------
$           --  $   37,894  $     2,879  $        3,261  $           --  $        --  $     32,096  $      1,119  $   32,945
           160      12,528        2,718             172           6,932        2,972        19,367         1,609       6,515
            19       1,503          326              21             832          357         2,324           193         782
-----------------------------------------------------------------------------------------------------------------------------
           179      14,031        3,044             193           7,764        3,329        21,691         1,802       7,297
-----------------------------------------------------------------------------------------------------------------------------
          (179)     23,863         (165)          3,068          (7,764)      (3,329)       10,405          (683)     25,648
-----------------------------------------------------------------------------------------------------------------------------
         1,712          --       31,818           3,529         118,374       26,993       100,989         4,152     (16,364)
            --          --        9,098              --              --           --         1,368         1,819          --
         2,866          --       10,325              --              --           --        91,133         2,029          --
-----------------------------------------------------------------------------------------------------------------------------
         4,578          --       51,241           3,529         118,374       26,993       193,490         8,000     (16,364)
-----------------------------------------------------------------------------------------------------------------------------
        (3,885)         --      (27,854)         (4,074)        (33,467)       4,698      (291,662)       (2,916)     30,252
-----------------------------------------------------------------------------------------------------------------------------
$          514  $   23,863  $    23,222  $        2,523  $       77,143  $    28,362  $    (87,767) $      4,401  $   39,536
=============================================================================================================================

=============================================================================================================================
                                                                                         THIRD
                                                                                         AVENUE
                                                                                        VARIABLE
                                                                                         SERIES         VAN ECK WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                SELIGMAN PORTFOLIOS          TRUST       INSURANCE TRUST FUND
-----------------------------------------------------------------------------------------------------------------------------
                   U.S.
                GOVERNMENT                 WEAKENING     COMMUNICATIONS
                   MONEY                   DOLLAR 2X           AND          GLOBAL                    ABSOLUTE
TRANSPORTATION     MARKET    UTILITIES   STRATEGY (ae)*    INFORMATION    TECHNOLOGY      VALUE        RETURN        BOND
-----------------------------------------------------------------------------------------------------------------------------
$         (179) $   23,863  $      (165) $        3,068  $       (7,764) $    (3,329) $     10,405  $       (683) $   25,648
         4,578          --       51,241           3,529         118,374       26,993       193,490         8,000     (16,364)
        (3,885)         --      (27,854)         (4,074)        (33,467)       4,698      (291,662)       (2,916)     30,252
-----------------------------------------------------------------------------------------------------------------------------
           514      23,863       23,222           2,523          77,143       28,362       (87,767)        4,401      39,536
-----------------------------------------------------------------------------------------------------------------------------
           623      39,336       26,516           1,426          21,230        7,612       213,822         3,496      16,541
        (3,089)   (273,159)     (22,897)             --         (96,545)     (39,969)     (224,374)      (27,165)   (132,724)
       (10,626)    227,461        5,470          15,733        (173,468)     (67,267)      (51,778)      (23,715)      9,751
-----------------------------------------------------------------------------------------------------------------------------
       (13,092)     (6,362)       9,089          17,159        (248,783)     (99,624)      (62,330)      (47,384)   (106,432)
-----------------------------------------------------------------------------------------------------------------------------
       (12,578)     17,501       32,311          19,682        (171,640)     (71,262)     (150,097)      (42,983)    (66,896)
-----------------------------------------------------------------------------------------------------------------------------
        17,757     912,907      157,337           5,621         612,789      294,235     1,497,045       140,579     565,463
-----------------------------------------------------------------------------------------------------------------------------
$        5,179  $  930,408  $   189,648  $       25,303  $      441,149  $   222,973  $  1,346,948  $     97,596  $  498,567
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

=====================================================================================================================
                                                                                                         WELLS FARGO
                                                                             VAN ECK WORLDWIDE            ADVANTAGE
                                                                      INSURANCE TRUST FUND (CONTINUED)    VT FUNDS
                                                                    -----------------------------------  ------------
                                                                     EMERGING       HARD        REAL
                                                                     MARKETS       ASSETS      ESTATE      DISCOVERY
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $    9,818  $     3,527  $   10,925  $        --
Expenses:
   Mortality and expense risk fees ...............................      29,013       39,309      11,442       35,596
   Administrative fees ...........................................       3,482        4,717       1,373        4,271
---------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................      32,495       44,026      12,815       39,867
---------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................     (22,677)     (40,499)     (1,890)     (39,867)
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ............................................     318,300      297,477      47,674      166,728
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................     152,994      102,131         266           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................     234,809      241,963     104,988           --
---------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...     706,103      641,571     152,928      166,728
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       1,051      513,833    (139,471)     396,708
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......  $  684,477  $ 1,114,905  $   11,567  $   523,569
=====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

=====================================================================================================================
                                                                                                         WELLS FARGO
                                                                             VAN ECK WORLDWIDE            ADVANTAGE
                                                                      INSURANCE TRUST FUND (CONTINUED)    VT FUNDS
                                                                    -----------------------------------  ------------
                                                                     EMERGING       HARD        REAL
                                                                     MARKETS       ASSETS      ESTATE      DISCOVERY
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $  (22,677) $   (40,499) $   (1,890) $   (39,867)
   Net realized gain (loss) on investments in portfolio shares ...     706,103      641,571     152,928      166,728
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       1,051      513,833    (139,471)     396,708
---------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......     684,477    1,114,905      11,567      523,569
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........      47,879      124,352      35,471       94,376
   Contract redemptions ..........................................    (473,074)    (352,588)   (200,930)    (429,382)
   Net transfers (including mortality transfers) .................     138,416      494,341    (185,077)      94,477
---------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................    (286,779)     266,105    (350,536)    (240,529)
---------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     397,698    1,381,010    (338,969)     283,040
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................   2,101,657    2,614,277   1,015,423    2,579,846
---------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .................................  $2,499,355  $ 3,995,287  $  676,454  $ 2,862,886
=====================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================
 WELLS FARGO
 ADVANTAGE
  VT FUNDS
 (CONTINUED)
-------------
                   COMBINED
 OPPORTUNITY        TOTAL
------------------------------
$      15,167   $   2,193,268
       31,618       2,419,886
        3,794         290,386
------------------------------
       35,412       2,710,272
------------------------------
      (20,245)       (517,004)
------------------------------
      148,358       8,872,314
       46,285       1,547,786
      309,131       6,323,193
------------------------------
      503,774      16,743,293
------------------------------
     (346,713)     (1,387,108)
------------------------------
$     136,816   $  14,839,181
==============================

==============================
 WELLS FARGO
 ADVANTAGE
  VT FUNDS
 (CONTINUED)
-------------
                   COMBINED
 OPPORTUNITY        TOTAL
------------------------------
$     (20,245)  $    (517,004)
      503,774      16,743,293
     (346,713)     (1,387,108)
------------------------------
      136,816      14,839,181
------------------------------
      125,340       7,574,905
     (429,724)    (33,148,166)
     (109,839)     (1,170,164)
------------------------------

     (414,223)    (26,743,425)
------------------------------
     (277,407)    (11,904,244)
------------------------------
    2,581,702     195,550,930
------------------------------
$   2,304,295   $ 183,646,686
==============================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holding Company, Inc., ("JNF Holdings"), an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. (ultimate parent in 2006 and current shareholder) and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC") and from then forward the Company is wholly-owned by JNFC.

      As of December 31, 2007, JNFC was a subsidiary of Inviva, Inc. and JNF Holdings, collectively. As of January 3, 2008, Inviva, Inc. completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in JNFC. The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2008, Inviva, Inc. remains a shareholder of JNFC through direct and indirect investments.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

      The following investment options are available to new investors as of December 31, 2008:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER AMERICAN FUND
      Capital Appreciation Portfolio
      LargeCap Growth Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II

JANUS ASPEN SERIES
      Balanced Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Perkins Mid Cap Value Portfolio
      Perkins Small Company Portfolio
      Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small Cap Equity Portfolio
      US Strategic Equity Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio
      Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio
      JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS(R) Total Return Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      NASDAQ-100(R) 2X Strategy Fund
      NASDAQ-100(R) Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the years ended December 31, 2008 and 2007, breakage resulted in income of $7,789 and $2,184, respectively.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account E adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. SFAS 157 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account E. Unobservable inputs are inputs that reflect Account E's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o  Level 1-   Observable inputs are unadjusted, quoted prices for
                    identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid
                    U.S. Treasury securities, certain common stocks and mutual funds.

      o  Level 2-   Observable inputs other than quoted prices included in Level
                    1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level
                    2.

      o  Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

manger. Account E includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                         FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                         Quoted
                                        prices in     Significant
                                     Active Markets      Other       Significant
                                     for Identical     Observable   Unobservable
                       Total As of       Assets          Inputs        Inputs
                       12/31/2008       (Level 1)      (Level 2)      (Level 3)
--------------------------------------------------------------------------------
Assets:
   Mutual
   Funds              $100,404,041    $100,404,041             --             --
--------------------------------------------------------------------------------
                      $100,404,041    $100,404,041             --             --
                      ==========================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $47,668,685 and $84,441,494 for the years ended December 31, 2008 and 2007, respectively. The aggregate proceeds from sales of investments in portfolio shares were $ 60,158,567 and $103,831,034 for the years ended December 31, 2008 and 2007 respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $1,827,912 and $2,419,886 for the years ended December 31, 2008 and 2007, respectively. The administrative expenses were $219,343 and $290,386 for the years ended December 31, 2008 and 2007, respectively.

      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $393,429 and $767,398 for the years ended December 31, 2008 and 2007, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account E.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2008 .....................       88     $  0.77       $    68    -52.76%      0.53%      1.40%
      December 31, 2007 .....................       91        1.63           149      0.00%      0.31%      1.40%
      December 31, 2006 .....................      110        1.63           180     10.88%      0.13%      1.40%
      December 31, 2005 .....................      103        1.47           151      4.26%      0.00%      1.40%
      December 31, 2004 .....................       77        1.41           108      9.20%      0.00%      1.40%
   Core Equity Fund
      December 31, 2008 .....................       68        7.98           544    -31.09%      2.32%      1.40%
      December 31, 2007 .....................       64       11.58           739      6.63%      1.22%      1.40%
      December 31, 2006 .....................       58       10.86           648      8.17%      0.57%      1.40%
      Inception April 28, 2006 ..............       --       10.04            --       N/A        N/A        N/A
   Financial Services Fund
      December 31, 2008 .....................       93        0.41            38    -59.80%      2.33%      1.40%
      December 31, 2007 .....................       65        1.02            67    -23.88%      1.37%      1.40%
      December 31, 2006 .....................       98        1.34           131     15.52%      1.53%      1.40%
      December 31, 2005 .....................      107        1.16           124      4.50%      1.36%      1.40%
      December 31, 2004 .....................      123        1.11           137      6.82%      0.49%      1.40%
   Global Health Care Fund
      December 31, 2008 .....................      171        0.87           150    -29.84%      0.00%      1.40%
      December 31, 2007 .....................      171        1.24           213      9.73%      0.00%      1.40%
      December 31, 2006 .....................      234        1.13           263      3.67%      0.00%      1.40%
      December 31, 2005 .....................      475        1.09           516      6.86%      0.00%      1.40%
      December 31, 2004 .....................      627        1.02           639      6.26%      0.00%      1.40%
   Global Real Estate Fund
      December 31, 2008 .....................      283        1.57           446    -45.49%      5.22%      1.40%
      December 31, 2007 .....................      402        2.88         1,161     -7.10%      4.36%      1.40%
      December 31, 2006 .....................      612        3.10         1,893     40.91%      1.08%      1.40%
      December 31, 2005 .....................      730        2.20         1,609     12.24%      1.06%      1.40%
      December 31, 2004 .....................      814        1.96         1,593     35.02%      0.77%      1.40%
   High Yield Fund
      December 31, 2008 .....................       25        8.71           219    -26.75%     11.13%      1.40%
      December 31, 2007 .....................       25       11.89           297     -0.17%      4.94%      1.40%
      December 31, 2006 .....................       43       11.91           515      9.17%      8.60%      1.40%
      December 31, 2005 .....................       48       10.91           528      1.30%      8.89%      1.40%
      December 31, 2004 .....................       38       10.77           408      8.02%      4.63%      1.40%
      Inception May 1, 2004 .................       --        9.97            --       N/A        N/A        N/A
   Mid Cap Core Equity Fund
      December 31, 2008 .....................       68        1.22            83    -29.48%      1.43%      1.40%
      December 31, 2007 .....................       63        1.73           108      7.45%      0.05%      1.40%
      December 31, 2006 .....................       90        1.61           145      9.52%      0.67%      1.40%
      December 31, 2005 .....................      100        1.47           147      5.76%      0.30%      1.40%
      December 31, 2004 .....................       92        1.39           128     12.06%      0.02%      1.40%
   Technology Fund
      December 31, 2008 .....................      107        0.36            38    -44.62%      0.00%      1.40%
      December 31, 2007 .....................      110        0.65            72      4.84%      0.00%      1.40%
      December 31, 2006 .....................      153        0.62            94     10.71%      0.00%      1.40%
      December 31, 2005 .....................      131        0.56            74      0.00%      0.00%      1.40%
      December 31, 2004 .....................      157        0.56            88      3.05%      0.00%      1.40%
THE ALGER AMERICAN FUND:
   Capital Appreciation Portfolio
      December 31, 2008 .....................    1,785        2.69         4,805    -45.98%      0.00%      1.40%
      December 31, 2007 .....................    2,026        4.98        10,083     31.75%      0.00%      1.40%
      December 31, 2006 .....................    2,302        3.78         8,699     17.76%      0.00%      1.40%
      December 31, 2005 .....................    2,694        3.21         8,657     12.63%      0.00%      1.40%
      December 31, 2004 .....................    3,270        2.85         9,310      6.80%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   LargeCap Growth Portfolio
      December 31, 2008 .....................    2,499      $ 1.20       $ 2,999    -46.90%      0.22%      1.40%
      December 31, 2007 .....................    2,849        2.26         6,441     18.32%      0.34%      1.40%
      December 31, 2006 .....................    3,286        1.91         6,283      3.80%      0.13%      1.40%
      December 31, 2005 .....................    3,909        1.84         7,216     10.18%      0.23%      1.40%
      December 31, 2004 .....................    4,513        1.67         7,543      4.14%      0.00%      1.40%
   MidCap Growth Portfolio
      December 31, 2008 .....................    1,241        1.31         1,628    -58.93%      0.17%      1.40%
      December 31, 2007 .....................    1,431        3.19         4,571     29.67%      0.00%      1.40%
      December 31, 2006 .....................    1,520        2.46         3,744      8.37%      0.00%      1.40%
      December 31, 2005 .....................    1,883        2.27         4,270      8.61%      0.00%      1.40%
      December 31, 2004 .....................    2,424        2.09         5,075     11.27%      0.00%      1.40%
   SmallCap Growth Portfolio
      December 31, 2008 .....................    1,278        1.08         1,377    -47.32%      0.00%      1.40%
      December 31, 2007 .....................    1,503        2.05         3,077     15.82%      0.00%      1.40%
      December 31, 2006 .....................    1,822        1.77         3,228     18.00%      0.00%      1.40%
      December 31, 2005 .....................    2,011        1.50         3,011     15.38%      0.00%      1.40%
      December 31, 2004 .....................    2,260        1.30         2,934     15.14%      0.00%      1.40%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2008 .....................      300        0.82           247    -41.43%      2.06%      1.40%
      December 31, 2007 .....................      349        1.40           490      2.94%      1.46%      1.40%
      December 31, 2006 .....................      187        1.36           254     16.24%      1.40%      1.40%
      December 31, 2005 .....................      176        1.17           206      3.54%      1.47%      1.40%
      December 31, 2004 .....................      191        1.13           217      9.60%      0.91%      1.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2008 .....................       14        9.31           126    -21.43%      2.72%      1.40%
      December 31, 2007 .....................        6       11.85            72      3.40%      2.21%      1.40%
      December 31, 2006 .....................        9       11.46            99      8.11%      1.09%      1.40%
      December 31, 2005 .....................        1       10.60            14      5.58%      0.00%      1.40%
      Inception May 1, 2005 .................       --       10.04            --       N/A        N/A        N/A
   Income & Growth Fund
      December 31, 2008 .....................      671        0.86           576    -35.34%      2.41%      1.40%
      December 31, 2007 .....................    1,056        1.33         1,405     -1.48%      1.90%      1.40%
      December 31, 2006 .....................    1,324        1.35         1,788     15.38%      1.78%      1.40%
      December 31, 2005 .....................    1,322        1.17         1,546      3.54%      2.01%      1.40%
      December 31, 2004 .....................    1,569        1.13         1,778     11.08%      1.41%      1.40%
   Inflation Protection Fund
      December 31, 2008 .....................        6       11.09            70     -2.97%      5.20%      1.40%
      December 31, 2007 .....................        4       11.43            41      7.93%      4.40%      1.40%
      December 31, 2006 .....................        1       10.59            15      0.19%      4.94%      1.40%
      December 31, 2005 .....................        2       10.57            22      0.19%      4.88%      1.40%
      December 31, 2004 .....................       --       10.55             2      5.08%      3.31%      1.40%
      Inception May 1, 2004 .................       --       10.04            --       N/A        N/A        N/A
   International Fund
      December 31, 2008 .....................      456        1.13           515    -45.67%      0.83%      1.40%
      December 31, 2007 .....................      505        2.08         1,050     16.85%      0.71%      1.40%
      December 31, 2006 .....................      591        1.78         1,054     22.76%      1.56%      1.40%
      December 31, 2005 .....................      618        1.45           894     11.54%      1.35%      1.40%
      December 31, 2004 .....................      839        1.30         1,086     13.70%      0.55%      1.40%
   Large Company Value Fund
      December 31, 2008 .....................        1        5.79             5    -38.21%      0.16%      1.40%
      December 31, 2007 .....................       --        9.37            --     -6.67%      0.00%      1.40%
      Inception May 1, 2007 .................       --       10.04            --      0.00%       N/A        N/A
   Ultra Fund
      December 31, 2008 .....................       --        6.65             2    -42.32%      0.00%      1.40%
      December 31, 2007 .....................       --       11.53            --     15.07%      0.00%      1.40%
      Inception May 1, 2007 .................       --       10.02            --      0.00%       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund
      December 31, 2008 .....................    1,313      $ 1.62       $ 2,131    -28.00%      2.61%      1.40%
      December 31, 2007 .....................    1,634        2.25         3,673     -6.25%      1.63%      1.40%
      December 31, 2006 .....................    1,935        2.40         4,651     17.07%      1.44%      1.40%
      December 31, 2005 .....................    2,382        2.05         4,894      3.54%      0.88%      1.40%
      December 31, 2004 .....................    2,525        1.98         5,008     12.54%      1.01%      1.40%
   Vista Fund
      December 31, 2008 .....................       11        6.26            68    -49.35%      0.00%      1.40%
      December 31, 2007 .....................       14       12.36           173     23.97%      0.00%      1.40%
      Inception May 1, 2007 .................       --        9.97            --      0.00%       N/A        N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2008 .....................       --        9.39             3    -11.25%      7.59%      1.40%
      December 31, 2007 .....................       --       10.58            --     -3.20%      5.56%      1.40%
      December 31, 2006 .....................       --       10.93            --      4.79%      0.00%      1.40%
      December 31, 2005 .....................       --       10.43            --      3.68%      0.00%      1.40%
      Inception May 1, 2005 .................       --       10.06            --       N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2008 .....................        4        8.65            37    -31.89%      0.97%      1.40%
      December 31, 2007 .....................        4       12.70            50     -2.08%      0.28%      1.40%
      December 31, 2006 .....................        2       12.97            32     12.88%      0.50%      1.40%
      December 31, 2005 .....................        2       11.49            22     13.43%      0.00%      1.40%
      Inception May 1, 2005 .................       --       10.13            --       N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2008 .....................    1,131        1.34         1,520    -35.58%      0.77%      1.40%
      December 31, 2007 .....................    1,285        2.08         2,671      6.12%      0.55%      1.40%
      December 31, 2006 .....................    1,497        1.96         2,926      7.69%      0.11%      1.40%
      December 31, 2005 .....................    1,798        1.82         3,264      2.25%      0.00%      1.40%
      December 31, 2004 .....................    2,201        1.78         3,911      4.92%      0.39%      1.40%
DREYFUS STOCK INDEX FUND
      December 31, 2008 .....................    6,145        1.71        10,505    -38.04%      2.09%      1.40%
      December 31, 2007 .....................    6,962        2.76        19,205      3.76%      1.69%      1.40%
      December 31, 2006 .....................    8,026        2.66        21,334     14.16%      1.64%      1.40%
      December 31, 2005 .....................    9,829        2.33        22,916      3.10%      1.60%      1.40%
      December 31, 2004 .....................   11,179        2.26        25,247      9.19%      1.80%      1.40%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2008 .....................      720        1.12           810    -38.46%      2.54%      1.40%
      December 31, 2007 .....................      855        1.82         1,556      2.82%      1.58%      1.40%
      December 31, 2006 .....................    1,063        1.77         1,884     20.41%      1.54%      1.40%
      December 31, 2005 .....................    1,643        1.47         2,409     10.53%      0.00%      1.40%
      December 31, 2004 .....................    2,045        1.33         2,716     18.48%      1.06%      1.40%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2008 .....................      328        1.24           405    -21.02%      6.06%      1.40%
      December 31, 2007 .....................      432        1.57           680      2.61%      5.25%      1.40%
      December 31, 2006 .....................      522        1.53           800     14.18%      6.27%      1.40%
      December 31, 2005 .....................      679        1.34           913      4.69%      5.48%      1.40%
      December 31, 2004 .....................      986        1.28         1,265      8.12%      4.68%      1.40%
   High Income Bond Fund II
      December 31, 2008 .....................      406        1.34           542    -26.78%     10.62%      1.40%
      December 31, 2007 .....................      548        1.83         1,004      2.23%      8.44%      1.40%
      December 31, 2006 .....................      696        1.79         1,251      9.15%      8.94%      1.40%
      December 31, 2005 .....................      847        1.64         1,393      1.23%      8.62%      1.40%
      December 31, 2004 .....................    1,009        1.62         1,639      8.76%      8.23%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                UNITS                  ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   International Equity Fund II
      December 31, 2008 .....................      252     $  1.16      $    291    -46.30%      0.66%       1.40%
      December 31, 2007 .....................      330        2.16           714      8.00%      0.17%       1.40%
      December 31, 2006 .....................      314        2.00           629     16.96%      0.20%       1.40%
      December 31, 2005 .....................      389        1.71           664      7.55%      0.00%       1.40%
      December 31, 2004 .....................      548        1.59           870     12.67%      0.00%       1.40%
   Kaufmann Fund II
      December 31, 2008 .....................        8        7.17            56    -42.69%      0.00%       1.40%
      December 31, 2007 .....................        3       12.51            37     18.92%      0.00%       1.40%
      December 31, 2006 .....................       --       10.52             1      5.84%      0.00%       1.40%
      Inception November 1, 2006 ............       --        9.94            --       N/A        N/A         N/A
   Market Opportunity Fund II
      December 31, 2008 .....................        2        9.63            20     -2.23%      1.70%       1.40%
      December 31, 2007 .....................       --        9.85            --     -2.86%      0.00%       1.40%
      December 31, 2006 .....................       --       10.14            --      1.30%      0.00%       1.40%
      Inception November 1, 2006 ............       --       10.01            --       N/A        N/A         N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2008 .....................       33        8.62           286    -17.04%      2.97%       1.40%
      December 31, 2007 .....................       11       10.39           118      4.00%      2.84%       1.40%
      Inception May 1, 2007 .................       --        9.99            --      0.00%       N/A         N/A
   Forty Portfolio
      December 31, 2008 .....................       17        6.98           120    -44.95%      0.16%       1.40%
      December 31, 2007 .....................       14       12.68           180     26.80%      0.52%       1.40%
      Inception May 1, 2007 .................       --       10.00            --      0.00%       N/A         N/A
   Global Life Sciences Portfolio
      December 31, 2008 .....................        4        7.62            28    -29.90%      0.00%       1.40%
      December 31, 2007 .....................       --       10.87             4      8.59%      0.00%       1.40%
      Inception May 1, 2007 .................       --       10.01            --      0.00%       N/A         N/A
   Growth and Income Portfolio
      December 31, 2008 .....................    1,281        0.99         1,274    -42.11%      1.00%       1.40%
      December 31, 2007 .....................    1,462        1.71         2,506      6.87%      2.02%       1.40%
      December 31, 2006 .....................    1,671        1.60         2,671      6.67%      1.68%       1.40%
      December 31, 2005 .....................    1,913        1.50         2,876     11.11%      0.63%       1.40%
      December 31, 2004 .....................    2,144        1.35         2,908     10.06%      0.64%       1.40%
   International Growth Portfolio
      December 31, 2008 .....................      550        1.91         1,052    -52.84%      1.24%       1.40%
      December 31, 2007 .....................      603        4.05         2,444     26.56%      0.65%       1.40%
      December 31, 2006 .....................      563        3.20         1,804     44.80%      2.09%       1.40%
      December 31, 2005 .....................      303        2.21           669     30.77%      1.32%       1.40%
      December 31, 2004 .....................      191        1.69           323     17.05%      0.89%       1.40%
   Large Cap Growth Portfolio
      December 31, 2008 .....................    4,508        1.45         6,532    -40.57%      0.75%       1.40%
      December 31, 2007 .....................    4,810        2.44        11,726     13.49%      0.71%       1.40%
      December 31, 2006 .....................    5,465        2.15        11,740      9.69%      0.48%       1.40%
      December 31, 2005 .....................    6,340        1.96        12,411      3.16%      0.33%       1.40%
      December 31, 2004 .....................    7,373        1.90        14,033      2.96%      0.14%       1.40%
   Mid Cap Growth Portfolio
      December 31, 2008 .....................    3,036        1.65         5,016    -44.63%      0.25%       1.40%
      December 31, 2007 .....................    3,334        2.98         9,925     20.65%      0.21%       1.40%
      December 31, 2006 .....................    3,844        2.47         9,512     11.76%      0.00%       1.40%
      December 31, 2005 .....................    4,591        2.21        10,142     11.06%      0.00%       1.40%
      December 31, 2004 .....................    5,158        1.99        10,285     18.83%      0.00%       1.40%
   Perkins Mid Cap Value Portfolio
      December 31, 2008 .....................        5        7.05            36    -28.79%      0.90%       1.40%
      December 31, 2007 .....................        1        9.90            10     -1.10%      2.31%       1.40%
      Inception May 1, 2007 .................       --       10.01            --      0.00%       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                UNITS                  ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Perkins Small Company Value Portfolio - Service
      December 31, 2008 .....................       --     $  5.63      $      1    -36.74%      0.00%       1.40%
      December 31, 2007 .....................       --        8.90            --    -11.18%      0.00%       1.40%
      Inception May 1, 2007 .................       --       10.02            --      0.00%       N/A         N/A
   Worldwide Growth Portfolio
      December 31, 2008 .....................    4,124        1.62         6,686    -45.45%      1.19%       1.40%
      December 31, 2007 .....................    4,629        2.97        13,753      8.00%      0.74%       1.40%
      December 31, 2006 .....................    5,389        2.75        14,812     16.53%      1.73%       1.40%
      December 31, 2005 .....................    6,576        2.36        15,509      4.42%      1.36%       1.40%
      December 31, 2004 .....................    7,751        2.26        17,507      3.38%      0.99%       1.40%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2008 .....................       30       14.96           446    -49.44%      1.87%       1.40%
      December 31, 2007 .....................       42       29.59         1,234     31.45%      1.21%       1.40%
      December 31, 2006 .....................       45       22.51         1,022     28.12%      0.46%       1.40%
      December 31, 2005 .....................       52       17.57           905     38.89%      0.43%       1.40%
      December 31, 2004 .....................        8       12.65            98     28.82%      0.00%       1.40%
      Inception May 1, 2004 .................       --        9.82            --       N/A        N/A         N/A
   International Equity Portfolio
      December 31, 2008 .....................        5       10.10            52    -37.88%      1.26%       1.40%
      December 31, 2007 .....................        5       16.26            88      9.20%      2.75%       1.40%
      December 31, 2006 .....................        5       14.89            72     20.86%      0.92%       1.40%
      December 31, 2005 .....................        4       12.32            55      9.12%      0.94%       1.40%
      December 31, 2004 .....................        3       11.29            39     13.70%      0.27%       1.40%
      Inception May 1, 2004 .................       --        9.93            --       N/A        N/A         N/A
   US Small Cap Equity Portfolio
      December 31, 2008 .....................      685        1.04           710    -36.97%      0.00%       1.40%
      December 31, 2007 .....................      836        1.65         1,384     -8.84%      0.00%       1.40%
      December 31, 2006 .....................    1,132        1.81         2,047     14.56%      0.00%       1.40%
      December 31, 2005 .....................    1,645        1.58         2,598      2.60%      0.00%       1.40%
      December 31, 2004 .....................    2,652        1.54         4,086     13.23%      0.00%       1.40%
   US Strategic Equity Portfolio
      December 31, 2008 .....................       97        0.83            81    -36.15%      0.75%       1.40%
      December 31, 2007 .....................      103        1.30           134     -2.26%      0.91%       1.40%
      December 31, 2006 .....................      244        1.33           325     15.65%      0.36%       1.40%
      December 31, 2005 .....................      109        1.15           125      1.77%      0.78%       1.40%
      December 31, 2004 .....................      166        1.13           187     10.60%      0.56%       1.40%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
      December 31, 2008 .....................        1        5.62             5    -41.21%      0.00%       1.40%
      December 31, 2007 .....................        1        9.56             8     -3.43%      0.00%       1.40%
      Inception April 30, 2007 ..............       --        9.90            --      0.00%       N/A         N/A
   Capital and Income Portfolio
      December 31, 2008 .....................       --        6.42            --    -35.86%      0.06%       1.40%
      December 31, 2007 .....................        1       10.01             5      0.60%      1.39%       1.40%
      Inception April 30, 2007 ..............       --        9.95            --      0.00%       N/A         N/A
   Fundamental Value Portfolio
      December 31, 2008 .....................        1        5.94             6    -37.47%      1.91%       1.40%
      December 31, 2007 .....................        1        9.50            13     -4.04%      0.69%       1.40%
      Inception April 30, 2007 ..............       --        9.90            --      0.00%       N/A         N/A
   Large Cap Growth Portfolio
      December 31, 2008 .....................        1        6.13             8    -38.21%      0.25%       1.40%
      December 31, 2007 .....................        2        9.92            19      0.20%      0.03%       1.40%
      Inception April 30, 2007 ..............       --        9.90            --      0.00%       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                UNITS                  ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
      December 31, 2008 .....................        2     $  7.74      $     15    -31.75%      8.59%       1.40%
      December 31, 2007 .....................        5       11.34            53     -1.48%      5.40%       1.40%
      December 31, 2006 .....................        4       11.51            49      9.10%      6.68%       1.40%
      December 31, 2005 .....................        1       10.55             6      5.39%     31.15%       1.40%
      Inception May 1, 2005 .................       --       10.01            --       N/A        N/A         N/A
   Strategic Bond Portfolio
      December 31, 2008 .....................       13        9.14           119    -18.17%      2.69%       1.40%
      December 31, 2007 .....................      116       11.17         1,291      0.54%      4.02%       1.40%
      December 31, 2006 .....................      177       11.11         1,963      3.64%      6.28%       1.40%
      December 31, 2005 .....................      130       10.72         1,395      1.04%      5.48%       1.40%
      December 31, 2004 .....................      103       10.61         1,090      6.10%     71.57%       1.40%
      Inception May 1, 2004 .................       --       10.00            --       N/A        N/A         N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2008 .....................      164        1.20           196    -27.27%      3.35%       1.40%
      December 31, 2007 .....................      294        1.65           484      1.85%      2.69%       1.40%
      December 31, 2006 .....................      289        1.62           469     12.50%      2.32%       1.40%
      December 31, 2005 .....................      365        1.44           524      2.86%      2.01%       1.40%
      December 31, 2004 .....................      264        1.40           371     14.61%      5.61%       1.40%
   Growth and Income Portfolio
      December 31, 2008 .....................    2,630        1.06         2,789    -37.28%      1.44%       1.40%
      December 31, 2007 .....................    3,055        1.69         5,168      1.81%      1.17%       1.40%
      December 31, 2006 .....................    3,534        1.66         5,861     16.08%      1.17%       1.40%
      December 31, 2005 .....................    4,244        1.43         6,103      1.42%      0.88%       1.40%
      December 31, 2004 .....................    5,250        1.41         7,413     11.18%      0.88%       1.40%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2008 .....................      158        0.74           117    -44.36%      0.00%       1.40%
      December 31, 2007 .....................      215        1.33           286     20.91%      0.00%       1.40%
      December 31, 2006 .....................      234        1.10           257     13.40%      0.00%       1.40%
      December 31, 2005 .....................      191        0.97           186     11.49%      0.00%       1.40%
      December 31, 2004 .....................      195        0.87           170     14.83%      0.00%       1.40%
   Partners Portfolio
      December 31, 2008 .....................      909        0.98           890    -52.88%      0.47%       1.40%
      December 31, 2007 .....................    1,108        2.08         2,312      7.77%      0.60%       1.40%
      December 31, 2006 .....................    1,318        1.93         2,551     10.29%      0.72%       1.40%
      December 31, 2005 .....................    1,546        1.75         2,703     16.67%      1.00%       1.40%
      December 31, 2004 .....................    1,390        1.50         2,087     17.28%      0.01%       1.40%
   Regency Portfolio
      December 31, 2008 .....................       48        1.04            49    -46.39%      1.06%       1.40%
      December 31, 2007 .....................       78        1.94           152      2.11%      0.39%       1.40%
      December 31, 2006 .....................      156        1.90           298      9.20%      0.33%       1.40%
      December 31, 2005 .....................      234        1.74           407     10.83%      0.15%       1.40%
      December 31, 2004 .....................       97        1.57           153     20.47%      0.03%       1.40%
   Short Duration Bond Portfolio
      December 31, 2008 .....................      532        1.15           611    -14.18%      3.92%       1.40%
      December 31, 2007 .....................      786        1.34         1,056      3.08%      2.68%       1.40%
      December 31, 2006 .....................      859        1.30         1,117      2.36%      2.98%       1.40%
      December 31, 2005 .....................      973        1.27         1,232      0.00%      2.23%       1.40%
      December 31, 2004 .....................    1,679        1.27         2,124     -0.26%      3.43%       1.40%
   Small Cap Growth Portfolio
      December 31, 2008 .....................        3        0.86             3    -40.28%      0.00%       1.40%
      December 31, 2007 .....................        4        1.44             5     -1.37%      0.00%       1.40%
      December 31, 2006 .....................        9        1.46            13      4.29%      0.00%       1.40%
      December 31, 2005 .....................       13        1.40            18      1.45%      0.00%       1.40%
      December 31, 2004 .....................       10        1.38            13     10.04%      0.00%       1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                UNITS                  ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Socially Responsive Portfolio
      December 31, 2008 .....................        8     $  8.46      $     69    -40.25%      2.56%       1.40%
      December 31, 2007 .....................        7       14.16           103      6.07%      0.06%       1.40%
      December 31, 2006 .....................       16       13.35           220     12.18%      0.18%       1.40%
      December 31, 2005 .....................       21       11.90           248      5.40%      0.00%       1.40%
      December 31, 2004 .....................       --       11.29            --     12.79%      0.00%       1.40%
      Inception May 1, 2004 .................       --       10.01            --       N/A        N/A         N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2008 .....................      901        7.42         6,680    -24.21%      2.06%       1.40%
      December 31, 2007 .....................    1,048        9.79        10,258     -2.39%      1.15%       1.40%
      Inception May 1, 2007 .................       --       10.03            --      0.00%       N/A         N/A
   JNF Equity Portfolio
      December 31, 2008 .....................    2,086        5.07        10,581    -43.42%      0.15%       1.40%
      December 31, 2007 .....................    2,471        8.96        22,150    -10.49%      0.00%       1.40%
      Inception May 1, 2007 .................       --       10.01            --      0.00%       N/A         N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2008 .....................       --        7.62            --    -23.80%      0.00%       1.40%
      Inception May 1, 2008 .................       --       10.00            --      0.00%      0.00%       1.40%
   JNF Money Market Portfolio
      December 31, 2008 .....................      871       10.07         8,771      0.70%      1.67%       1.40%
      Inception April 30, 2008 ..............       --       10.00            --      0.00%      0.00%        N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2008 .....................       11        9.20            98    -17.04%      8.24%       1.40%
      December 31, 2007 .....................        2       11.09            22      6.84%      8.27%       1.40%
      December 31, 2006 .....................       --       10.38            --      4.11%      0.00%       1.40%
      Inception May 1, 2006 .................       --        9.97            --       N/A        N/A         N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2008 .....................       15        6.41            94    -44.55%      4.50%       1.40%
      December 31, 2007 .....................        3       11.56            40     21.43%      4.87%       1.40%
      December 31, 2006 .....................        3        9.52            29     -5.74%      3.69%       1.40%
      Inception May 1, 2006 .................       --       10.10            --       N/A        N/A         N/A
   Emerging Markets Bond Portfolio
      December 31, 2008 .....................       --        9.43             5    -15.80%      6.27%       1.40%
      December 31, 2007 .....................        1       11.20             8      4.38%      5.77%       1.40%
      December 31, 2006 .....................       --       10.73             4      7.52%      3.67%       1.40%
      Inception May 1, 2006 .................       --        9.98            --       N/A        N/A         N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2008 .....................        2       10.06            18     -3.82%      3.07%       1.40%
      December 31, 2007 .....................        1       10.46            14      2.25%      3.43%       1.40%
      December 31, 2006 .....................       --       10.23             2      2.20%      2.37%       1.40%
      Inception May 1, 2006 .................       --       10.01            --       N/A        N/A         N/A
   Global Bond Unhedged Portfolio
      December 31, 2008 .....................       12       10.75           124     -2.18%      3.45%       1.40%
      December 31, 2007 .....................       --       10.99             3      8.17%      3.28%       1.40%
      December 31, 2006 .....................       --       10.16            --      1.60%      0.00%       1.40%
      Inception May 1, 2006 .................       --       10.00            --       N/A        N/A         N/A
   High Yield Portfolio
      December 31, 2008 .....................        1        8.11             9    -24.56%      8.02%       1.40%
      December 31, 2007 .....................        1       10.75             6      2.09%      6.96%       1.40%
      December 31, 2006 .....................       --       10.53             1      5.41%      4.56%       1.40%
      Inception May 1, 2006 .................       --        9.99            --       N/A        N/A         N/A
   Long Term US Government Portfolio
      December 31, 2008 .....................        4       12.42            46     15.75%      3.69%       1.40%
      December 31, 2007 .....................        2       10.73            21      8.17%      4.62%       1.40%
      December 31, 2006 .....................       --        9.92            --     -1.29%      0.00%       1.40%
      Inception November 1, 2006 ............       --       10.05            --       N/A        N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                UNITS                  ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN      RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Low Duration Portfolio
     December 31, 2008 ......................        5     $ 10.43      $    56      -1.79%      4.01%      1.40%
     December 31, 2007 ......................       --       10.62           --       5.88%      4.91%      1.40%
     December 31, 2006 ......................       --       10.03           --       0.20%      0.00%      1.40%
     Inception November 1, 2006 .............       --       10.01           --        N/A        N/A        N/A
   RealEstateRealReturn Strategy Portfolio
     December 31, 2008 ......................        2        5.37           11     -47.40%      0.00%      1.40%
     December 31, 2007 ......................        1       10.21            9     -13.84%     16.47%      1.40%
     December 31, 2006 ......................        1       11.85           18      20.67%      7.17%      1.40%
     Inception May 1, 2006 ..................       --        9.82           --        N/A        N/A        N/A
   Real Return Portfolio
     December 31, 2008 ......................    1,283        1.13        1,448      -8.13%      3.44%      1.40%
     December 31, 2007 ......................      264        1.23          325       8.85%      4.69%      1.40%
     December 31, 2006 ......................      379        1.13          428      -0.88%      4.16%      1.40%
     December 31, 2005 ......................      769        1.14          875       0.88%      2.80%      1.40%
     December 31, 2004 ......................      711        1.13          803       7.45%      1.02%      1.40%
   Short-Term Portfolio
     December 31, 2008 ......................       13       10.54          141      -1.68%      3.67%      1.40%
     December 31, 2007 ......................       16       10.72          171       2.98%      4.71%      1.40%
     December 31, 2006 ......................       29       10.41          297       2.87%      4.20%      1.40%
     December 31, 2005 ......................       75       10.12          757       1.10%      2.94%      1.40%
     December 31, 2004 ......................       35       10.01          351       0.10%      1.97%      1.40%
     Inception May 1, 2004 ..................       --       10.00           --        N/A        N/A        N/A
   StocksPLUS(R) Total Return Portfolio
     December 31, 2008 ......................       --        7.01           --     -40.64%      0.00%      1.40%
     December 31, 2007 ......................       --       11.81           --       8.05%      0.00%      1.40%
     December 31, 2006 ......................       --       10.93           --      10.40%      0.00%      1.40%
     Inception May 1, 2006 ..................       --        9.90           --        N/A        N/A        N/A
   Total Return Portfolio
     December 31, 2008 ......................    1,024        1.20        1,228       3.45%      4.46%      1.40%
     December 31, 2007 ......................      879        1.16        1,020       7.41%      4.81%      1.40%
     December 31, 2006 ......................      737        1.08          797       1.89%      4.41%      1.40%
     December 31, 2005 ......................      887        1.06          937       0.95%      3.43%      1.40%
     December 31, 2004 ......................      890        1.05          931       3.84%      1.89%      1.40%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
     December 31, 2008 ......................        3        7.21           23     -33.49%      0.91%      1.40%
     December 31, 2007 ......................        1       10.84           15       4.94%      1.18%      1.40%
     December 31, 2006 ......................       --       10.33           --       3.92%      0.00%      1.40%
     Inception November 1, 2006 .............       --        9.94           --        N/A        N/A        N/A
   Emerging Markets Portfolio
     December 31, 2008 ......................       18        6.44          115     -58.85%      0.08%      1.40%
     December 31, 2007 ......................       35       15.65          546      40.48%      0.12%      1.40%
     December 31, 2006 ......................        1       11.14            5      10.96%      0.00%      1.40%
     Inception November 1, 2006 .............       --       10.04           --        N/A        N/A        N/A
   Equity Income Portfolio
     December 31, 2008 ......................      397        0.89          354     -31.54%      2.59%      1.40%
     December 31, 2007 ......................      416        1.30          540      -0.76%      2.19%      1.40%
     December 31, 2006 ......................      754        1.31          987      20.18%      2.35%      1.40%
     December 31, 2005 ......................      658        1.09          715       3.81%      2.13%      1.40%
     December 31, 2004 ......................      470        1.05          492      14.90%      1.89%      1.40%
   Fund Portfolio
     December 31, 2008 ......................      165        0.74          123     -35.65%      1.55%      1.40%
     December 31, 2007 ......................      161        1.15          185       3.60%      0.91%      1.40%
     December 31, 2006 ......................      368        1.11          410      14.43%      1.14%      1.40%
     December 31, 2005 ......................      369        0.97          358       4.30%      1.11%      1.40%
     December 31, 2004 ......................      388        0.93          360       9.46%      0.91%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Global High Yield Portfolio
     December 31, 2008 ......................       --     $  6.68       $     4    -35.27%     12.00%      1.40%
     December 31, 2007 ......................       --       10.32            --      0.78%      0.00%      1.40%
     December 31, 2006 ......................       --       10.24            --      2.30%      0.00%      1.40%
     Inception November 1, 2006 .............       --       10.01            --       N/A        N/A        N/A
   High Yield Portfolio
     December 31, 2008 ......................        4        7.37            27    -36.52%      8.03%      1.40%
     December 31, 2007 ......................        6       11.61            65      4.13%      5.06%      1.40%
     December 31, 2006 ......................        3       11.15            37      6.80%      5.09%      1.40%
     December 31, 2005 ......................       --       10.44            --      4.40%      0.00%      1.40%
     Inception May 1, 2005 ..................       --       10.00            --       N/A        N/A        N/A
   International Value Portfolio
     December 31, 2008 ......................        9        6.36            56    -45.92%      1.26%      1.40%
     December 31, 2007 ......................       13       11.76           151     11.68%      0.34%      1.40%
     December 31, 2006 ......................        9       10.53            92      5.19%      0.00%      1.40%
     Inception November 1, 2006 .............       --       10.01            --       N/A        N/A        N/A
   Mid Cap Value Portfolio
     December 31, 2008 ......................        4        8.19            35    -34.69%      0.77%      1.40%
     December 31, 2007 ......................        3       12.54            39      3.89%      0.70%      1.40%
     December 31, 2006 ......................        4       12.07            48     10.73%      0.00%      1.40%
     December 31, 2005 ......................        2       10.90            20      8.35%      0.19%      1.40%
     Inception May 1, 2005 ..................       --       10.06            --       N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2008 ......................        6       10.85            63      0.93%      2.35%      1.40%
     December 31, 2007 ......................        6       10.75            63      3.37%      4.71%      1.40%
     December 31, 2006 ......................        6       10.40            60      3.07%      4.64%      1.40%
     December 31, 2005 ......................        1       10.09             9      0.90%      2.08%      1.40%
     Inception May 1, 2005 ..................       --       10.00            --       N/A        N/A        N/A
   Small Cap Value Portfolio
     December 31, 2008 ......................       --        5.75             3    -38.96%      0.26%      1.40%
     December 31, 2007 ......................        1        9.42             7     -8.45%      0.62%      1.40%
     December 31, 2006 ......................       --       10.29            --      4.57%      0.00%      1.40%
     Inception November 1, 2006 .............       --        9.84            --       N/A        N/A        N/A
   Strategic Income Portfolio
     December 31, 2008 ......................        1        9.20             6    -12.96%      6.77%      1.40%
     December 31, 2007 ......................        3       10.57            32      4.65%      5.21%      1.40%
     December 31, 2006 ......................       --       10.10             4      0.80%      0.73%      1.40%
     Inception November 1, 2006 .............       --       10.02            --       N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2008 ......................      175        1.25           219    -43.95%      2.40%      1.40%
     December 31, 2007 ......................      233        2.23           521      2.29%      1.08%      1.40%
     December 31, 2006 ......................      364        2.18           793     19.78%      0.18%      1.40%
     December 31, 2005 ......................      308        1.82           561      9.64%      0.45%      1.40%
     December 31, 2004 ......................      532        1.66           881     12.48%      0.00%      1.40%
   Small-Cap Portfolio
     December 31, 2008 ......................      281        1.45           408    -28.22%      0.64%      1.40%
     December 31, 2007 ......................      290        2.02           586     -3.35%      0.04%      1.40%
     December 31, 2006 ......................      481        2.09         1,008     13.59%      0.05%      1.40%
     December 31, 2005 ......................      723        1.84         1,329      6.98%      0.00%      1.40%
     December 31, 2004 ......................      530        1.72           909     23.48%      0.00%      1.40%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2008 ......................       86        7.86           673    -43.86%      0.31%      1.40%
     December 31, 2007 ......................       82       14.00         1,148     12.18%      0.39%      1.40%
     December 31, 2006 ......................       76       12.48           947     10.74%      0.15%      1.40%
     December 31, 2005 ......................       --       11.27             2     12.25%      0.00%      1.40%
     Inception May 1, 2005 ..................       --       10.04            --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   CLS AdvisorOne Clermont Fund
     December 31, 2008 ......................       40     $  8.12       $ 328      -31.07%      1.09%      1.40%
     December 31, 2007 ......................       41       11.78         488        4.71%      2.03%      1.40%
     December 31, 2006 ......................       38       11.25         430        6.84%      4.46%      1.40%
     December 31, 2005 ......................       --       10.53          --        4.99%      0.77%      1.40%
     Inception May 1, 2005 ..................       --       10.03          --         N/A        N/A        N/A
   Absolute Return Strategies Fund
     December 31, 2008 ......................       --        8.45          --      -19.91%      0.00%      1.40%
     December 31, 2007 ......................       --       10.55          --        2.43%      0.00%      1.40%
     December 31, 2006 ......................        9       10.30          96        3.00%      4.57%      1.40%
     Inception February 3, 2006 .............       --       10.00          --         N/A        N/A        N/A
   Banking Fund
     December 31, 2008 ......................       10        5.08          51      -42.01%      0.11%      1.40%
     December 31, 2007 ......................        1        8.76           5      -28.08%      4.76%      1.40%
     December 31, 2006 ......................        1       12.18          17        9.73%      1.66%      1.40%
     December 31, 2005 ......................       --       11.10           5       -4.15%      0.34%      1.40%
     December 31, 2004 ......................        3       11.58          29       14.65%      0.95%      1.40%
     Inception May 1, 2004 ..................       --       10.10          --         N/A        N/A        N/A
   Basic Materials Fund
     December 31, 2008 ......................       11       10.88         122      -46.17%      0.95%      1.40%
     December 31, 2007 ......................       13       20.21         265       32.09%      0.14%      1.40%
     December 31, 2006 ......................        7       15.30         111       20.57%      1.19%      1.40%
     December 31, 2005 ......................        7       12.69          83        2.59%      0.78%      1.40%
     December 31, 2004 ......................        1       12.37          12       24.07%      0.08%      1.40%
     Inception May 1, 2004 ..................       --        9.97          --         N/A        N/A        N/A
   Biotechnology Fund
     December 31, 2008 ......................       13        8.62         116      -13.02%      0.00%      1.40%
     December 31, 2007 ......................        6        9.91          61        3.01%      0.00%      1.40%
     December 31, 2006 ......................        6        9.62          53       -4.66%      0.00%      1.40%
     December 31, 2005 ......................        6       10.09          64        9.08%      0.00%      1.40%
     December 31, 2004 ......................       --        9.25           1       -5.61%      0.00%      1.40%
     Inception May 1, 2004 ..................       --        9.80          --         N/A        N/A        N/A
   Commodities Strategy Fund
     December 31, 2008 ......................        7        5.07          34      -49.70%      1.13%      1.40%
     December 31, 2007 ......................        7       10.08          75       29.23%      0.00%      1.40%
     December 31, 2006 ......................        1        7.80           4      -19.09%      0.00%      1.40%
     December 31, 2005 ......................       --        9.64           1       -4.08%      0.57%      1.40%
     Inception October 21, 2005 .............       --       10.05          --         N/A        N/A        N/A
   Consumer Products Fund
     December 31, 2008 ......................        1        9.79          11      -24.46%      0.10%      1.40%
     December 31, 2007 ......................        1       12.96          12        9.55%      2.17%      1.40%
     December 31, 2006 ......................        1       11.83          13       15.75%      0.16%      1.40%
     December 31, 2005 ......................       18       10.22         181       -1.73%      0.87%      1.40%
     December 31, 2004 ......................        1       10.40          12        2.97%      0.05%      1.40%
     Inception May 1, 2004 ..................       --       10.10          --         N/A        N/A        N/A
   Dow 2X Strategy Fund
     December 31, 2008 ......................        7        5.43          38      -62.21%      1.47%      1.40%
     December 31, 2007 ......................        6       14.37          80        6.60%      0.86%      1.40%
     December 31, 2006 ......................        5       13.48          69       28.75%      0.52%      1.40%
     December 31, 2005 ......................        4       10.47          37       -5.16%      1.75%      1.40%
     December 31, 2004 ......................       --       11.04          --       11.29%      0.00%      1.40%
     Inception July 15, 2004 ................       --        9.92          --         N/A        N/A        N/A
   Electronics Fund
     December 31, 2008 ......................       --        4.45           2      -50.83%      0.00%      1.40%
     December 31, 2007 ......................       --        9.05           4       -3.93%      0.00%      1.40%
     December 31, 2006 ......................       --        9.42           4        1.07%      0.00%      1.40%
     December 31, 2005 ......................       --        9.32           1        2.42%      0.00%      1.40%
     December 31, 2004 ......................        1        9.10           6       -6.57%      0.00%      1.40%
     Inception May 1, 2004 ..................       --        9.74          --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN     RATIO       RATIO
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Fund
      December 31, 2008 .....................       31     $ 12.75        $ 393     -46.79%      0.00%      1.40%
      December 31, 2007 .....................       24       23.96          565      31.36%      0.00%      1.40%
      December 31, 2006 .....................       28       18.24          520      10.41%      0.00%      1.40%
      December 31, 2005 .....................       49       16.52          812      36.53%      0.02%      1.40%
      December 31, 2004 .....................       14       12.10          175      18.40%      0.01%      1.40%
      Inception May 1, 2004 .................       --       10.22           --        N/A        N/A        N/A
   Energy Services Fund
      December 31, 2008 .....................       30       10.93          331     -58.20%      0.00%      1.40%
      December 31, 2007 .....................       33       26.15          854      35.21%      0.00%      1.40%
      December 31, 2006 .....................       20       19.34          389       9.45%      0.00%      1.40%
      December 31, 2005 .....................       39       17.67          683      46.15%      0.00%      1.40%
      December 31, 2004 .....................        9       12.09          103      18.88%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.17           --        N/A        N/A        N/A
   Essential Portfolio Aggressive Fund
      December 31, 2008 .....................       --        7.99           --     -26.09%      0.00%      1.40%
      December 31, 2007 .....................       --       10.81           --       5.26%      0.00%      1.40%
      December 31, 2006 .....................       --       10.27           --       3.63%      0.00%      1.40%
      Inception November 1, 2006 ............       --        9.91           --        N/A        N/A        N/A
   Essential Portfolio Conservative Fund
      December 31, 2008 .....................       11        9.33          106     -12.15%      4.03%      1.40%
      December 31, 2007 .....................       10       10.62          103       4.94%      2.66%      1.40%
      December 31, 2006 .....................       11       10.12          110       1.40%      1.90%      1.40%
      Inception November 1, 2006 ............       --        9.98           --        N/A        N/A        N/A
   Essential Portfolio Moderate Fund
      December 31, 2008 .....................       11        8.76          100     -18.74%      2.08%      1.40%
      December 31, 2007 .....................        2       10.78           18       5.07%      2.34%      1.40%
      December 31, 2006 .....................        2       10.26           16       3.12%      4.32%      1.40%
      Inception November 1, 2006 ............       --        9.95           --        N/A        N/A        N/A
   Europe 1.25X Strategy Fund
      December 31, 2008 .....................        1        8.00           10     -55.51%      0.56%      1.40%
      December 31, 2007 .....................        3       17.98           55      11.54%      1.00%      1.40%
      December 31, 2006 .....................        2       16.12           37      27.63%      2.27%      1.40%
      December 31, 2005 .....................        3       12.63           32       4.90%      0.45%      1.40%
      December 31, 2004 .....................        2       12.04           21      19.09%     46.01%      1.40%
      Inception May 1, 2004 .................       --       10.11           --        N/A        N/A        N/A
   Financial Services Fund
      December 31, 2008 .....................        6        5.52           35     -48.79%      0.00%      1.40%
      December 31, 2007 .....................       --       10.78            2     -19.91%      1.91%      1.40%
      December 31, 2006 .....................        2       13.46           22      15.14%      0.44%      1.40%
      December 31, 2005 .....................        1       11.69           11       1.92%      1.14%      1.40%
      December 31, 2004 .....................       --       11.47           --      14.13%      3.50%      1.40%
      Inception May 1, 2004 .................       --       10.05           --        N/A        N/A        N/A
   Government Long Bond 1.2X Strategy Fund
      December 31, 2008 .....................      115        1.62          186      43.36%      2.66%      1.40%
      December 31, 2007 .....................       57        1.13           65       7.62%      3.57%      1.40%
      December 31, 2006 .....................       54        1.05           57      -4.55%      3.65%      1.40%
      December 31, 2005 .....................       43        1.10           47       6.80%      3.30%      1.40%
      December 31, 2004 .....................       18        1.03           19       6.54%      3.34%      1.40%
   Health Care Fund
      December 31, 2008 .....................        8        8.81           73     -25.90%      0.00%      1.40%
      December 31, 2007 .....................       46       11.89          549       4.48%      0.00%      1.40%
      December 31, 2006 .....................       32       11.38          359       3.74%      0.00%      1.40%
      December 31, 2005 .....................       18       10.97          192       9.05%      0.00%      1.40%
      December 31, 2004 .....................        3       10.06           34      -0.10%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.07           --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN     RATIO       RATIO
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Hedged Equity Fund
      December 31, 2008 .....................       --     $  7.85        $  --     -24.88%      0.00%      1.40%
      December 31, 2007 .....................       --       10.45           --       1.65%      0.00%      1.40%
      December 31, 2006 .....................       --       10.28           --       2.80%      0.00%      1.40%
   Inception February 3, 2006 ...............       --       10.00           --        N/A        N/A        N/A
      Internet Fund
      December 31, 2008 .....................       --        6.96           --     -45.67%      0.00%      1.40%
      December 31, 2007 .....................       --       12.81            4       8.84%      0.00%      1.40%
      December 31, 2006 .....................        1       11.77            9       8.18%      0.00%      1.40%
      December 31, 2005 .....................        2       10.88           24      -2.77%      0.00%      1.40%
      December 31, 2004 .....................        3       11.19           32      14.30%      0.00%      1.40%
      Inception May 1, 2004 .................       --        9.79           --        N/A        N/A        N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2008 .....................       28        9.58          268      58.61%      0.18%      1.40%
      December 31, 2007 .....................        1        6.04            5     -10.25%      0.35%      1.40%
      December 31, 2006 .....................       --        6.73            3     -22.91%      0.00%      1.40%
      December 31, 2005 .....................        1        8.73            8       0.23%      1.10%      1.40%
      December 31, 2004 .....................       --        8.71            3     -13.59%      0.00%      1.40%
      Inception July 15, 2004 ...............       --       10.08           --        N/A        N/A        N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2008 .....................       76        0.56           42     -30.86%      0.20%      1.40%
      December 31, 2007 .....................       47        0.81           38      -5.81%      3.32%      1.40%
      December 31, 2006 .....................       30        0.86           25       6.17%      1.12%      1.40%
      December 31, 2005 .....................      147        0.81          119      -6.90%      0.00%      1.40%
      December 31, 2004 .....................      456        0.87          395     -11.54%      0.00%      1.40%
   Inverse Mid-Cap Strategy Fund
      December 31, 2008 .....................        1        9.62            5      32.51%      0.60%      1.40%
      December 31, 2007 .....................       --        7.26            2      -3.33%      3.33%      1.40%
      December 31, 2006 .....................       --        7.51            2      -5.18%      2.33%      1.40%
      December 31, 2005 .....................       --        7.92           --      -9.38%      0.00%      1.40%
      December 31, 2004 .....................       --        8.74           --     -12.07%      0.00%      1.40%
      Inception July 15, 2004 ...............       --        9.94           --        N/A        N/A        N/A
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2008 .....................       15       10.70          164      45.98%      0.16%      1.40%
      December 31, 2007 .....................        3        7.33           20     -12.53%      6.72%      1.40%
      December 31, 2006 .....................        4        8.38           33      -2.78%      4.00%      1.40%
      December 31, 2005 .....................        1        8.62            6      -0.12%      0.00%      1.40%
      December 31, 2004 .....................       --        8.63           --     -14.64%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.11           --        N/A        N/A        N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2008 .....................        2        8.97           16      23.05%      0.52%      1.40%
      December 31, 2007 .....................        4        7.29           27       3.85%      4.94%      1.40%
      December 31, 2006 .....................        9        7.02           66     -13.23%      7.56%      1.40%
      December 31, 2005 .....................        1        8.09            6      -4.37%      1.62%      1.40%
      December 31, 2004 .....................       --        8.46           --     -15.06%      0.00%      1.40%
      Inception July 15, 2004 ...............       --        9.96           --        N/A        N/A        N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2008 .....................       45        0.87           39      38.10%      1.72%      1.40%
      December 31, 2007 .....................       25        0.63           16       0.00%      5.88%      1.40%
      December 31, 2006 .....................       23        0.63           15      -8.70%      4.16%      1.40%
      December 31, 2005 .....................       36        0.69           25      -2.82%      0.00%      1.40%
      December 31, 2004 .....................        6        0.71            5     -11.47%      0.00%      1.40%
   Japan 1.25X Strategy Fund
      December 31, 2008 .....................       --        7.34            1     -33.93%      0.08%      1.40%
      December 31, 2007 .....................        3       11.11           30     -12.52%      5.55%      1.40%
      December 31, 2006 .....................        4       12.70           46       3.67%      0.57%      1.40%
      December 31, 2005 .....................       23       12.25          285      18.70%      0.00%      1.40%
      December 31, 2004 .....................       --       10.32            4       4.56%      0.00%      1.40%
      Inception May 1, 2004 .................       --        9.87           --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN     RATIO       RATIO
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Large-Cap Growth Fund
      December 31, 2008 .....................        1     $  6.72       $     7    -40.64%      0.00%      1.40%
      December 31, 2007 .....................        2       11.32            20      3.47%      0.00%      1.40%
      December 31, 2006 .....................        2       10.94            17      3.89%      0.00%      1.40%
      December 31, 2005 .....................        2       10.53            20      0.38%      0.32%      1.40%
      December 31, 2004 .....................       --       10.49            --      5.32%      0.00%      1.40%
      Inception July 15, 2004 ...............       --        9.96            --       N/A        N/A        N/A
   Large-Cap Value Fund
      December 31, 2008 .....................       10        6.29            66    -49.36%      2.67%      1.40%
      December 31, 2007 .....................        6       12.42            71     -6.69%      0.76%      1.40%
      December 31, 2006 .....................       12       13.31           158     16.04%      1.19%      1.40%
      December 31, 2005 .....................        7       11.47            82      2.69%      2.38%      1.40%
      December 31, 2004 .....................       --       11.17            --     12.15%      0.00%      1.40%
      Inception July 15, 2004 ...............       --        9.96            --       N/A        N/A        N/A
   Leisure Fund
      December 31, 2008 .....................        4        6.34            26    -49.80%      0.00%      1.40%
      December 31, 2007 .....................       --       12.63             1     -3.88%      0.00%      1.40%
      December 31, 2006 .....................        1       13.14            14     21.78%      0.00%      1.40%
      December 31, 2005 .....................        1       10.79            17     -6.26%      0.00%      1.40%
      December 31, 2004 .....................        1       11.51            16     14.87%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.02            --       N/A        N/A        N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2008 .....................       91        1.00            91    -55.16%      0.00%      1.40%
      December 31, 2007 .....................       62        2.23           138      1.83%      1.26%      1.40%
      December 31, 2006 .....................       40        2.19            87      8.96%      0.38%      1.40%
      December 31, 2005 .....................       28        2.01            56     12.29%      0.00%      1.40%
      December 31, 2004 .....................       18        1.79            32     20.74%      0.00%      1.40%
   Mid-Cap Growth Fund
      December 31, 2008 .....................        3        8.32            23    -37.07%      0.00%      1.40%
      December 31, 2007 .....................       13       13.22           172      6.96%      0.00%      1.40%
      December 31, 2006 .....................        3       12.36            42      1.64%      0.00%      1.40%
      December 31, 2005 .....................        4       12.16            51      9.95%      0.00%      1.40%
      December 31, 2004 .....................       --       11.06            --      9.94%      0.00%      1.40%
      Inception July 15, 2004 ...............       --       10.06            --       N/A        N/A        N/A
   Mid-Cap Value Fund
      December 31, 2008 .....................       12        7.28            86    -44.43%      0.00%      1.40%
      December 31, 2007 .....................        5       13.10            62     -6.16%      1.62%      1.40%
      December 31, 2006 .....................        4       13.96            56     15.47%      1.38%      1.40%
      December 31, 2005 .....................        1       12.09            11      6.80%      1.08%      1.40%
      December 31, 2004 .....................       --       11.32            --     12.75%      0.00%      1.40%
      Inception July 15, 2004 ...............       --       10.04            --       N/A        N/A        N/A
   Multi-Cap Core Equity Fund
      December 31, 2008 .....................        1        6.12             3    -39.82%      4.42%      1.40%
      December 31, 2007 .....................       --       10.17             4     -6.61%      0.52%      1.40%
      December 31, 2006 .....................       --       10.89             5      9.23%      0.09%      1.40%
      Inception February 3, 2006 ............       --        9.97            --       N/A        N/A        N/A
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2008 .....................        8        4.09            31    -72.99%      0.08%      1.40%
      December 31, 2007 .....................       13       15.14           192     26.38%      0.40%      1.40%
      December 31, 2006 .....................        5       11.98            58      3.45%      0.06%      1.40%
      December 31, 2005 .....................        5       11.58            59     -4.38%      0.00%      1.40%
      December 31, 2004 .....................        2       12.11            21     23.95%      4.61%      1.40%
      Inception May 1, 2004 .................       --        9.77            --       N/A        N/A        N/A
   NASDAQ-100(R) Fund
      December 31, 2008 .....................       58        9.74           563    -42.74%      0.15%      1.40%
      December 31, 2007 .....................       66       17.01         1,127     16.19%      0.07%      1.40%
      December 31, 2006 .....................       84       14.64         1,232      4.27%      0.00%      1.40%
      December 31, 2005 .....................       99       14.04         1,388     -0.28%      0.00%      1.40%
      December 31, 2004 .....................      116       14.08         1,626      7.83%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN     RATIO       RATIO
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Nova Fund
      December 31, 2008 .....................       11     $  6.05       $  69      -55.12%      0.32%      1.40%
      December 31, 2007 .....................       11       13.48         145       -0.30%      0.92%      1.40%
      December 31, 2006 .....................       19       13.52         264       17.57%      1.25%      1.40%
      December 31, 2005 .....................       23       11.50         270        2.59%      0.33%      1.40%
      December 31, 2004 .....................       32       11.21         355       12.98%      0.04%      1.40%
   Precious Metals Fund
      December 31, 2008 .....................       21       11.68         250      -39.42%      0.00%      1.40%
      December 31, 2007 .....................       14       19.28         279       17.92%      0.00%      1.40%
      December 31, 2006 .....................       14       16.35         236       19.69%      0.00%      1.40%
      December 31, 2005 .....................        9       13.66         120       19.20%      0.00%      1.40%
      December 31, 2004 .....................        2       11.46          24       14.60%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.00          --         N/A        N/A        N/A
   Real Estate Fund
      December 31, 2008 .....................       10        8.36          81      -42.46%      0.53%      1.40%
      December 31, 2007 .....................       11       14.53         156      -20.21%      1.57%      1.40%
      December 31, 2006 .....................       18       18.21         326       28.87%      1.85%      1.40%
      December 31, 2005 .....................       17       14.13         236        5.68%      1.39%      1.40%
      December 31, 2004 .....................        9       13.37         125       32.51%      2.29%      1.40%
      Inception May 1, 2004 .................       --       10.09          --         N/A        N/A        N/A
   Retailing Fund
      December 31, 2008 .....................       1         6.86           4      -33.91%      0.00%      1.40%
      December 31, 2007 .....................       --       10.38          --      -13.79%      0.00%      1.40%
      December 31, 2006 .....................       --       12.04          --        8.57%      0.00%      1.40%
      December 31, 2005 .....................       1        11.09           8        4.03%      0.00%      1.40%
      December 31, 2004 .....................       --       10.66          --        6.71%      0.00%      1.40%
      Inception May 1, 2004 .................       --        9.99          --         N/A        N/A        N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2008 .....................       32        1.05          33      -52.05%      0.20%      1.40%
      December 31, 2007 .....................       38        2.19          84       -7.98%      1.57%      1.40%
      December 31, 2006 .....................       62        2.38         148       19.00%      0.21%      1.40%
      December 31, 2005 .....................       40        2.00          81        2.56%      2.83%      1.40%
      December 31, 2004 .....................       71        1.95         139       23.27%      0.00%      1.40%
   Russell 2000 2X Strategy Fund
      December 31, 2008 .....................        1        2.98           3      -66.67%      3.53%      1.40%
      December 31, 2007 .....................       --        8.94          --      -13.79%      0.00%      1.40%
      December 31, 2006 .....................       --       10.37          --        7.80%      0.00%      1.40%
      Inception November 1, 2006 ............       --        9.62          --         N/A        N/A        N/A
   S&P 500 2X Strategy Fund
      December 31, 2008 .....................       11        4.50          48      -68.44%      0.00%      1.40%
      December 31, 2007 .....................        7       14.26          99       -0.77%      1.06%      1.40%
      December 31, 2006 .....................        4       14.37          52       21.99%      0.76%      1.40%
      December 31, 2005 .....................        3       11.78          34        1.90%      0.07%      1.40%
      December 31, 2004 .....................       12       11.56         139       15.02%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.05          --         N/A        N/A        N/A
   Sector Rotation Fund
      December 31, 2008 .....................       26        1.19          31      -41.38%      0.00%      1.40%
      December 31, 2007 .....................       18        2.03          37       20.83%      0.00%      1.40%
      December 31, 2006 .....................       11        1.68          18        9.80%      0.00%      1.40%
      December 31, 2005 .....................       24        1.53          37       12.50%      0.00%      1.40%
      December 31, 2004 .....................        6        1.36           9        8.82%      0.00%      1.40%
   Small-Cap Growth Fund
      December 31, 2008 .....................        1        8.18          10      -35.23%      0.00%      1.40%
      December 31, 2007 .....................        1       12.63          12       -1.56%      0.00%      1.40%
      December 31, 2006 .....................        1       12.83          10        6.30%      0.00%      1.40%
      December 31, 2005 .....................        9       12.07         112        4.68%      0.00%      1.40%
      December 31, 2004 .....................       --       11.53          --       14.61%      0.00%      1.40%
      Inception July 15, 2004 ...............       --       10.06          --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------     TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Small-Cap Value Fund
      December 31, 2008 .....................        6     $  6.04       $   37     -44.33%      0.70%      1.40%
      December 31, 2007 .....................        3       10.85           34     -21.43%      0.22%      1.40%
      December 31, 2006 .....................        4       13.81           59      17.53%      0.86%      1.40%
      December 31, 2005 .....................        1       11.75            7       2.17%      0.00%      1.40%
      December 31, 2004 .....................       --       11.50            1      14.54%      0.00%      1.40%
      Inception July 15, 2004 ...............       --       10.04           --        N/A        N/A        N/A
   Strengthening Dollar 2X Strategy Fund
      December 31, 2008 .....................        1        8.34           10       4.12%      0.00%      1.40%
      December 31, 2007 .....................       --        8.01           --     -12.17%      0.00%      1.40%
      December 31, 2006 .....................       --        9.12           --     -11.88%      0.00%      1.40%
      December 31, 2005 .....................       --       10.35           --       2.27%      0.00%      1.40%
      Inception October 21, 2005 ............       --       10.12           --        N/A        N/A        N/A
   Technology Fund
      December 31, 2008 .....................        7        6.51           46     -46.15%      0.00%      1.40%
      December 31, 2007 .....................        7       12.09           82       8.82%      0.00%      1.40%
      December 31, 2006 .....................       21       11.11          238       4.42%      0.00%      1.40%
      December 31, 2005 .....................        5       10.64           49       1.72%      0.00%      1.40%
      December 31, 2004 .....................       --       10.46            1       6.30%      0.00%      1.40%
      Inception May 1, 2004 .................       --        9.84           --        N/A        N/A        N/A
   Telecommunications Fund
      December 31, 2008 .....................        6        7.39           46     -46.10%      0.37%      1.40%
      December 31, 2007 .....................        7       13.71           98       7.70%      0.18%      1.40%
      December 31, 2006 .....................        7       12.73           84      17.87%      3.30%      1.40%
      December 31, 2005 .....................       --       10.80            1      -0.28%      0.00%      1.40%
      December 31, 2004 .....................       --       10.83            1       9.50%      0.00%      1.40%
      Inception May 1, 2004 .................       --        9.89           --        N/A        N/A        N/A
   Transportation Fund
      December 31, 2008 .....................        1        9.44            8     -26.25%      0.00%      1.40%
      December 31, 2007 .....................       --       12.80            5     -10.05%      0.00%      1.40%
      December 31, 2006 .....................        1       14.23           18       5.88%      0.00%      1.40%
      December 31, 2005 .....................        1       13.44           11       7.01%      0.00%      1.40%
      December 31, 2004 .....................        1       12.56           13      25.35%      0.00%      1.40%
      Inception May 1, 2004 .................       --       10.02           --        N/A        N/A        N/A
   U.S. Government Money Market Fund
      December 31, 2008 .....................      725        1.02          740       0.00%      1.13%      1.40%
      December 31, 2007 .....................      910        1.02          930       2.00%      3.80%      1.40%
      December 31, 2006 .....................      914        1.00          913       2.04%      3.72%      1.40%
      December 31, 2005 .....................    1,246        0.98        1,215       1.03%      1.97%      1.40%
      December 31, 2004 .....................    1,208        0.97        1,171      -1.12%      0.25%      1.40%
   Utilities Fund
      December 31, 2008 .....................        7       11.59           77     -30.56%      0.36%      1.40%
      December 31, 2007 .....................       11       16.69          190      11.34%      1.33%      1.40%
      December 31, 2006 .....................       10       14.99          157      19.25%      2.03%      1.40%
      December 31, 2005 .....................       17       12.57          214       9.02%      0.74%      1.40%
      December 31, 2004 .....................        5       11.53           57      14.61%      3.84%      1.40%
      Inception May 1, 2004 .................       --       10.06           --        N/A        N/A        N/A
   Weakening Dollar 2X Strategy Fund
      December 31, 2008 .....................        5       11.21           58     -13.44%      0.00%      1.40%
      December 31, 2007 .....................        2       12.95           25      16.46%     23.59%      1.40%
      December 31, 2006 .....................        1       11.12            6      15.11%      5.92%      1.40%
      December 31, 2005 .....................       --        9.66           --      -2.23%      2.41%      1.40%
      Inception October 21, 2005 ............       --        9.88           --        N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2008 .....................      503        0.51          256     -37.04%      0.00%      1.40%
      December 31, 2007 .....................      543        0.81          441      12.50%      0.00%      1.40%
      December 31, 2006 .....................      857        0.72          612      22.03%      0.00%      1.40%
      December 31, 2005 .....................      820        0.59          488       5.36%      0.00%      1.40%
      December 31, 2004 .....................      989        0.56          555       9.19%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===================================================================================================================
                                                                          TOTAL
                                                                       NET ASSETS             INVESTMENT
                                                 UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Global Technology Portfolio
      December 31, 2008 .....................      299     $  0.39       $  118     -41.79%      0.00%      1.40%
      December 31, 2007 .....................      333        0.67          223      13.56%      0.00%      1.40%
      December 31, 2006 .....................      499        0.59          294      15.69%      0.00%      1.40%
      December 31, 2005 .....................      455        0.51          231       6.25%      0.00%      1.40%
      December 31, 2004 .....................      495        0.48          236       3.04%      0.00%      1.40%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2008 .....................      678        1.09          741     -44.67%      0.86%      1.40%
      December 31, 2007 .....................      684        1.97        1,347      -6.19%      2.08%      1.40%
      December 31, 2006 .....................      714        2.10        1,497      14.13%      1.40%      1.40%
      December 31, 2005 .....................      525        1.84          964      13.58%      1.50%      1.40%
      December 31, 2004 .....................      361        1.62          587      17.87%      0.62%      1.40%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2008 .....................       11        0.91           10     -14.15%      0.29%      1.40%
      December 31, 2007 .....................       92        1.06           98       2.91%      0.88%      1.40%
      December 31, 2006 .....................      136        1.03          141       7.29%      0.00%      1.40%
      December 31, 2005 .....................       14        0.96           14      -2.04%      0.00%      1.40%
      December 31, 2004 .....................       13        0.98           13      -1.27%      0.00%      1.40%
   Bond Fund
      December 31, 2008 .....................      323        1.65          532       2.48%      8.65%      1.40%
      December 31, 2007 .....................      309        1.61          499       8.05%      6.36%      1.40%
      December 31, 2006 .....................      379        1.49          566       4.93%     10.24%      1.40%
      December 31, 2005 .....................      597        1.42          848      -4.70%      7.80%      1.40%
      December 31, 2004 .....................      808        1.49        1,201       7.99%      8.20%      1.40%
   Emerging Markets Fund
      December 31, 2008 .....................      693        1.07          745     -65.37%      0.00%      1.40%
      December 31, 2007 .....................      808        3.09        2,499      35.53%      0.42%      1.40%
      December 31, 2006 .....................      922        2.28        2,102      37.35%      0.61%      1.40%
      December 31, 2005 .....................    1,095        1.66        1,816      30.71%      0.83%      1.40%
      December 31, 2004 .....................    1,352        1.27        1,722      23.78%      0.60%      1.40%
   Hard Assets Fund
      December 31, 2008 .....................      581        2.24        1,305     -47.04%      0.38%      1.40%
      December 31, 2007 .....................      945        4.23        3,995      43.39%      0.11%      1.40%
      December 31, 2006 .....................      887        2.95        2,614      22.92%      0.07%      1.40%
      December 31, 2005 .....................    1,112        2.40        2,671      49.07%      0.31%      1.40%
      December 31, 2004 .....................    1,092        1.61        1,753      22.57%      0.47%      1.40%
   Real Estate Fund
      December 31, 2008 .....................      217        1.14          247     -55.64%      5.70%      1.40%
      December 31, 2007 .....................      263        2.57          676      -0.39%      1.20%      1.40%
      December 31, 2006 .....................      393        2.58        1,015      29.00%      1.50%      1.40%
      December 31, 2005 .....................      407        2.00          815      19.05%      2.23%      1.40%
      December 31, 2004 .....................      423        1.68          710      34.50%      1.53%      1.40%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2008 .....................      162        8.50        1,374     -45.09%      0.00%      1.40%
      December 31, 2007 .....................      185       15.48        2,863      20.56%      0.00%      1.40%
      December 31, 2006 .....................      201       12.84        2,580      13.03%      0.00%      1.40%
      December 31, 2005 .....................      225       11.36        2,558      14.75%      0.00%      1.40%
      Inception April 8, 2005 ...............       --        9.90           --        N/A        N/A        N/A
   Opportunity Fund
      December 31, 2008 .....................      802        1.52        1,218     -40.86%      1.91%      1.40%
      December 31, 2007 .....................      896        2.57        2,304       4.90%      0.60%      1.40%
      December 31, 2006 .....................    1,055        2.45        2,582      10.86%      0.00%      1.40%
      December 31, 2005 .....................    1,324        2.21        2,928       6.25%      0.00%      1.40%
      December 31, 2004 .....................    1,677        2.08        3,485      16.69%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================
(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                            BEGINNING        UNITS          UNITS          END
                                                                   NOTES*    OF YEAR       PURCHASED       REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .................................................              91,160.1        9,430.8       (12,825.9)     87,765.0
   Core Equity .................................................              63,855.6        9,088.5        (4,697.3)     68,246.8
   Financial Services ..........................................              65,459.6      439,841.1      (412,644.1)     92,656.6
   Global Health Care ..........................................             171,338.6       46,680.2       (46,947.0)    171,071.8
   Global Real Estate ..........................................             402,413.8       27,607.9      (147,026.5)    282,995.2
   High Yield ..................................................              24,962.5        8,522.5        (8,384.0)     25,101.0
   Mid Cap Core Equity .........................................              62,552.3       15,478.2        (9,763.6)     68,266.9
   Technology ..................................................             110,021.6       16,362.8       (19,476.5)    106,907.9
THE ALGER AMERICAN FUND:
   Capital Appreciation ........................................       a   2,026,278.0      164,278.0      (405,421.8)  1,785,134.2
   LargeCap Growth .............................................       b   2,848,880.2      172,478.9      (522,796.3)  2,498,562.8
   MidCap Growth ...............................................           1,430,600.5      131,393.9      (321,122.3)  1,240,872.1
   SmallCap Growth .............................................       c   1,503,404.7       65,633.2      (291,480.8)  1,277,557.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ...........................................             348,801.3      162,078.0      (211,219.0)    299,660.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced ....................................................               6,075.9        9,392.8        (1,903.9)     13,564.8
   Income & Growth .............................................           1,055,854.8       56,314.0      (440,697.9)    671,470.9
   Inflation Protection ........................................               3,556.3       11,018.0        (8,307.7)      6,266.6
   International ...............................................             505,369.8       64,372.9      (113,713.6)    456,029.1
   Large Company Value .........................................                   9.0          786.9            (4.2)        791.7
   Ultra .......................................................                   2.4          242.4              --         244.8
   Value .......................................................           1,633,657.0      105,187.0      (425,996.7)  1,312,847.3
   Vista .......................................................              13,972.5        7,290.4       (10,384.4)     10,878.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................................                    --          269.3              --         269.3
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .......................................               3,958.5        1,490.8        (1,194.5)      4,254.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......................           1,285,388.3       71,485.2      (225,762.5)  1,131,111.0
DREYFUS STOCK INDEX FUND: ......................................           6,962,733.7      514,082.4    (1,331,920.1)  6,144,896.0
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................................             854,793.2      139,013.2      (273,503.4)    720,303.0
FEDERATED INSURANCE SERIES:
   Capital Income II ...........................................             432,323.1       51,176.8      (155,807.2)    327,692.7
   High Income Bond II .........................................             547,784.3       41,906.6      (184,095.6)    405,595.3
   International Equity II .....................................             330,425.0       17,948.1       (96,842.3)    251,530.8
   Kaufmann II .................................................               2,982.0        5,960.7        (1,113.1)      7,829.6
   Market Opportunity II .......................................                    --        5,707.3        (3,629.1)      2,078.2
JANUS ASPEN SERIES:
   Balanced ....................................................              11,330.6       27,161.2        (5,273.6)     33,218.2
   Forty .......................................................              14,220.7       17,703.4       (14,706.6)     17,217.5
   Global Life Sciences ........................................                 324.6        4,769.8        (1,374.3)      3,720.1
   Growth and Income ...........................................           1,461,964.7      107,889.5      (288,828.2)  1,281,026.0
   International Growth ........................................             602,996.3      128,045.5      (181,178.0)    549,863.8
   Large Cap Growth ............................................           4,810,312.1      336,982.3      (639,506.4)  4,507,788.0
   Mid Cap Growth ..............................................           3,333,720.9      168,308.0      (465,989.2)  3,036,039.7
   Perkins Mid Cap Value .......................................       n       1,016.3        4,342.7          (272.7)      5,086.3
   Perkins Small Company Value .................................       o          12.1          272.8            (5.3)        279.6
   Worldwide Growth ............................................           4,628,843.2      250,586.2      (755,024.6)  4,124,404.8
LAZARD RETIREMENT SERIES:
   Emerging Markets ............................................              41,703.8        9,750.7       (21,630.3)     29,824.2
   International Equity ........................................               5,434.1        1,776.5        (2,048.9)      5,161.7
   US Small Cap Equity .........................................       m     836,326.9       59,298.6      (210,472.8)    685,152.7
   US Strategic Equity .........................................             103,427.2        8,358.6       (14,523.5)     97,262.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                   NOTES*    OF YEAR       PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I .........................................                 887.4           72.4              --         959.8
   Capital and Income I ........................................                 519.5             --          (495.6)         23.9
   Fundamental Value I .........................................               1,414.6          258.9          (612.0)      1,061.5
   Large Cap Growth I ..........................................               1,867.4           64.5          (645.1)      1,286.8
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ......................................               4,687.1        1,297.9        (4,083.3)      1,901.7
   Government ..................................................                 562.8          869.7        (1,432.5)           --
   Strategic Bond ..............................................             115,540.1        1,962.1      (104,529.7)     12,972.5
LORD ABBETT SERIES FUND:
   America's Value .............................................             293,628.1       20,592.8      (150,557.7)    163,663.2
   Growth and Income ...........................................           3,054,690.6      229,269.2      (654,279.3)  2,629,680.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ............................................       e          76.6          366.0          (442.6)           --
   Mid-Cap Growth ..............................................             214,594.1       55,675.4      (112,416.8)    157,852.7
   Partners ....................................................           1,108,128.7      205,733.6      (404,587.0)    909,275.3
   Regency .....................................................              78,200.0        4,751.7       (35,285.6)     47,666.1
   Short Duration Bond .........................................       f     786,173.8       68,383.0      (322,239.7)    532,317.1
   Small-Cap Growth ............................................       g       3,772.1          859.5        (1,025.1)      3,606.5
   Socially Responsive .........................................               7,241.5        2,189.0        (1,285.5)      8,145.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................................           1,047,938.6       50,121.9      (197,355.8)    900,704.7
   JNF Equity ..................................................           2,471,198.0      103,049.1      (488,410.4)  2,085,836.7
   JNF Money Market ............................................       h            --    1,194,812.2      (324,038.6)    870,773.6
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................................               1,997.5       11,231.6        (2,533.3)     10,695.8
   CommodityRealReturn Strategy ................................               3,419.3       67,100.4       (55,873.2)     14,646.5
   Emerging Markets Bond .......................................                 732.3        2,106.4        (2,340.4)        498.3
   Foreign Bond US Dollar-Hedged ...............................               1,355.9        1,876.3        (1,405.1)      1,827.1
   Global Bond Unhedged ........................................                 270.8       16,415.7        (5,147.3)     11,539.2
   High Yield ..................................................                 546.1        1,653.6        (1,047.8)      1,151.9
   Long Term US Government .....................................               1,912.3        9,468.3        (7,654.0)      3,726.6
   Low Duration ................................................                    --        8,745.2        (3,368.5)      5,376.7
   Money Market ................................................       i     850,779.2      163,206.2    (1,013,985.4)           --
   Real Return .................................................             263,724.2    1,476,865.0      (457,977.2)  1,282,612.0
   RealEstateRealReturn Strategy ...............................                 912.4        1,588.2          (472.4)      2,028.2
   Short-Term ..................................................              15,910.2        3,896.5        (6,393.5)     13,413.2
   StocksPLUS(R) Total Return ..................................                    --            6.7            (6.7)           --
   Total Return ................................................             879,025.1      417,875.9      (272,470.2)  1,024,430.8
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ................................................               1,413.8        2,458.7          (736.2)      3,136.3
   Emerging Markets ............................................              34,892.7        7,007.8       (23,975.9)     17,924.6
   Equity Income ...............................................             415,774.2       56,451.2       (74,927.8)    397,297.6
   Fund ........................................................             160,587.3       97,193.7       (93,257.4)    164,523.6
   Global High Yield ...........................................                    --          880.4          (283.5)        596.9
   High Yield ..................................................               5,561.1          577.4        (2,491.1)      3,647.4
   International Value .........................................              12,834.6        1,314.0        (5,360.0)      8,788.6
   Mid Cap Value ...............................................               3,105.4        2,965.4        (1,836.3)      4,234.5
   Money Market ................................................               5,814.7             --              --       5,814.7
   Small Cap Value .............................................                 730.0           30.4          (319.2)        441.2
   Strategic Income ............................................               2,981.4          846.7        (3,145.6)        682.5
ROYCE CAPITAL FUND:
   Micro-Cap ...................................................             233,363.2       10,881.7       (69,084.3)    175,160.6
   Small-Cap ...................................................             289,832.5      110,014.7      (118,565.2)    281,282.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING       UNITS           UNITS           END
                                                                   NOTES*    OF YEAR      PURCHASED        REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ......................................              82,027.7        7,468.5        (3,878.8)     85,617.4
   CLS AdvisorOne Clermont .....................................              41,400.2          586.2        (1,561.6)     40,424.8
   Banking .....................................................                 622.9      125,240.6      (115,858.8)     10,004.7
   Basic Materials .............................................              13,109.2       28,195.5       (30,096.8)     11,207.9
   Biotechnology ...............................................               6,144.8       25,872.8       (18,574.2)     13,443.4
   Commodities Strategy ........................................               7,459.4       36,490.0       (37,145.3)      6,804.1
   Consumer Products ...........................................                 894.6       10,881.0       (10,625.8)      1,149.8
   Dow 2X Strategy .............................................               5,576.1       93,852.9       (92,437.1)      6,991.9
   Electronics .................................................                 417.5        3,107.0        (3,140.4)        384.1
   Energy ......................................................              23,588.1       50,138.8       (42,910.4)     30,816.5
   Energy Services .............................................              32,674.7       27,072.5       (29,492.5)     30,254.7
   Essential Portfolio Conservative ............................               9,722.7        1,940.3          (291.3)     11,371.7
   Essential Portfolio Moderate ................................               1,673.1        9,743.3            (5.7)     11,410.7
   Europe 1.25X Strategy .......................................               3,036.4        4,352.1        (6,156.1)      1,232.4
   Financial Services ..........................................                 216.4       68,327.1       (62,188.3)      6,355.2
   Government Long Bond 1.2X Strategy ..........................              57,370.1      507,342.9      (450,025.7)    114,687.3
   Health Care .................................................              46,123.5       12,139.5       (50,013.7)      8,249.3
   Hedged Equity ...............................................                 554.0         (554.0)             --
   Internet ....................................................                 290.2        6,924.4        (7,214.6)           --
   Inverse Dow 2X Strategy .....................................                 844.0      239,317.8      (212,199.2)     27,962.6
   Inverse Government Long Bond Strategy .......................              46,515.0      249,586.7      (220,382.4)     75,719.3
   Inverse Mid-Cap Strategy ....................................                 313.8        6,277.1        (6,020.9)        570.0
   Inverse NASDAQ-100(R) Strategy ..............................       j       2,774.1      221,570.7      (209,049.1)     15,295.7
   Inverse Russell 2000 Strategy ...............................               3,638.2       23,222.8       (25,092.7)      1,768.3
   Inverse S&P 500 Strategy ....................................              25,070.4      502,386.9      (482,934.3)     44,523.0
   Japan 1.25X Strategy ........................................               2,689.2       22,974.6       (25,481.3)        182.5
   Large-Cap Growth ............................................               1,747.2       15,301.3       (15,958.4)      1,090.1
   Large-Cap Value .............................................               5,691.2       42,407.4       (37,615.4)     10,483.2
   Leisure .....................................................                  89.5        6,372.5        (2,346.9)      4,115.1
   Mid Cap 1.5X Strategy .......................................              61,736.5      171,843.2      (142,412.1)     91,167.6
   Mid-Cap Growth ..............................................              13,038.3       30,573.3       (40,903.5)      2,708.1
   Mid-Cap Value ...............................................               4,743.5       26,513.0       (19,499.3)     11,757.2
   Multi-Cap Core Equity .......................................                 379.8          397.2          (207.3)        569.7
   NASDAQ-100(R) 2X Strategy ...................................       k      12,686.5       65,753.5       (70,910.8)      7,529.2
   NASDAQ-100(R) ...............................................       l      66,270.8       20,474.0       (28,954.5)     57,790.3
   Nova ........................................................              10,755.4       81,292.7       (80,615.8)     11,432.3
   Precious Metals .............................................              14,449.9       73,919.1       (66,938.6)     21,430.4
   Real Estate .................................................              10,709.4       18,019.3       (19,077.1)      9,651.6
   Retailing ...................................................                    --          777.2          (191.8)        585.4
   Russell 2000 1.5X Strategy ..................................              38,346.1       96,844.7      (103,507.3)     31,683.5
   Russell 2000 2X Strategy ....................................                  26.4        1,050.7              --       1,077.1
   S&P 500 2X Strategy .........................................               6,959.1       56,876.0       (53,142.7)     10,692.4
   Sector Rotation .............................................              18,189.2       51,578.3       (43,910.5)     25,857.0
   Small-Cap Growth ............................................                 934.4        5,528.8        (5,249.5)      1,213.7
   Small-Cap Value .............................................               3,139.9       27,847.6       (24,850.1)      6,137.4
   Strengthening Dollar 2X Strategy ............................                    --        7,554.2        (6,313.1)      1,241.1
   Technology ..................................................               6,819.5        3,025.5        (2,702.4)      7,142.6
   Telecommunications ..........................................               7,170.3       29,150.1       (30,063.9)      6,256.5
   Transportation ..............................................                 404.5        6,107.4        (5,635.3)        876.6
   U.S. Government Money Market ................................             909,579.5    2,399,137.5    (2,583,732.4)    724,984.6
   Utilities ...................................................              11,365.3       13,049.6       (17,771.2)      6,643.7
   Weakening Dollar 2X Strategy ................................               1,954.2       19,528.8       (16,326.6)      5,156.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS            UNITS           END
                                                                   NOTES*    OF YEAR      PURCHASED        REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ................................             543,389.7       58,605.2       (98,792.1)    503,202.8
   Global Technology ...........................................             332,867.8       14,774.4       (48,781.8)    298,860.4
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................................             684,263.0      160,447.3      (166,897.3)    677,813.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .............................................              92,061.7       20,908.4      (101,961.5)     11,008.6
   Bond ........................................................             309,089.6      115,358.7      (101,842.8)    322,605.5
   Emerging Markets ............................................             807,634.8      142,225.1      (257,001.8)    692,858.1
   Hard Assets .................................................             945,412.8      151,707.3      (515,785.3)    581,334.8
   Real Estate .................................................             263,089.1       34,073.8       (80,218.8)    216,944.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................................             184,893.5       12,750.1       (35,905.4)    161,738.2
   Opportunity .................................................             895,803.5       70,980.5      (164,820.0)    801,964.0

*     See Footnote 8 for details

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                             NUMBER                                        NUMBER
                                                                            OF UNITS                                      OF UNITS
                                                                            BEGINNING       UNITS          UNITS            END
                                                                   NOTES*    OF YEAR      PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ....................................................       j   3,272,148.3       99,908.2    (3,372,056.5)           --
   Equity ......................................................       j   4,553,683.0      110,907.7    (4,664,590.7)           --
   Fixed Income ................................................       a   1,728,508.3       15,226.1    (1,743,734.4)           --
   Government Securities .......................................       a   1,269,845.0       29,750.9    (1,299,595.9)           --
   Money Market ................................................       a   1,932,788.6      253,250.9    (2,186,039.5)           --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .................................................             110,372.1       14,268.5       (33,480.5)     91,160.1
   Core Equity .................................................              57,857.7       17,525.7       (11,527.8)     63,855.6
   Financial Services ..........................................              97,685.2        5,601.4       (37,827.0)     65,459.6
   Global Health Care ..........................................             233,598.6       20,986.6       (83,246.6)    171,338.6
   Global Real Estate ..........................................             611,513.6      109,877.6      (318,977.4)    402,413.8
   High Yield ..................................................              43,190.2       27,138.7       (45,366.4)     24,962.5
   Mid Cap Core Equity .........................................              90,222.4       18,714.7       (46,384.8)     62,552.3
   Technology ..................................................             152,941.0       27,140.2       (70,059.6)    110,021.6
THE ALGER AMERICAN FUND:
   Large Cap Growth ............................................      ag   3,285,700.7      243,004.1      (679,824.6)  2,848,880.2
   Capital Appreciation ........................................      ah   2,301,742.1      226,014.1      (501,478.2)  2,026,278.0
   MidCap Growth ...............................................           1,520,305.0      208,365.6      (298,070.1)  1,430,600.5
   SmallCap Growth .............................................      ai   1,822,108.9       88,227.2      (406,931.4)  1,503,404.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ...........................................             187,010.1      226,689.8       (64,898.6)    348,801.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................................               8,616.3        2,117.2        (4,657.6)      6,075.9
   Income & Growth .............................................           1,324,114.3       72,537.3      (340,796.8)  1,055,854.8
   Inflation Protection ........................................               1,394.0        6,946.0        (4,783.7)      3,556.3
   International ...............................................             590,544.8      147,654.6      (232,829.6)    505,369.8
   Large Company Value .........................................       k            --            9.0              --           9.0
   Ultra .......................................................       k            --            2.4              --           2.4
   Value .......................................................           1,934,863.9      156,636.2      (457,843.1)  1,633,657.0
   Vista .......................................................       k            --       24,458.5       (10,486.0)     13,972.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................................                    --        2,510.3        (2,510.3)           --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .......................................               2,436.1        4,878.5        (3,356.1)      3,958.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......................           1,496,684.2      100,219.1      (311,515.0)  1,285,388.3
DREYFUS STOCK INDEX FUND: ......................................           8,025,763.3      578,911.6    (1,641,941.2)  6,962,733.7
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ...........................................       i     457,082.7        4,685.3      (461,768.0)           --
   International Value .........................................           1,063,212.7      139,569.7      (347,989.2)    854,793.2
FEDERATED INSURANCE SERIES:
   Capital Income II ...........................................             521,622.6       40,341.9      (129,641.4)    432,323.1
   High Income Bond II .........................................             696,097.3       50,684.4      (198,997.4)    547,784.3
   International Equity II .....................................             314,117.4       98,288.8       (81,981.2)    330,425.0
   Kaufmann II .................................................                  87.5        2,943.6           (49.1)      2,982.0
JANUS ASPEN SERIES:
   Balanced ....................................................       k            --       11,449.5          (118.9)     11,330.6
   Forty .......................................................       k            --       16,648.1        (2,427.4)     14,220.7
   Global Life Sciences ........................................       k            --          375.0           (50.4)        324.6
   Growth and Income ...........................................           1,670,481.0      147,101.8      (355,618.1)  1,461,964.7
   International Growth ........................................             563,228.2      260,265.9      (220,497.8)    602,996.3
   Large Cap Growth ............................................           5,464,964.5      456,323.8    (1,110,976.2)  4,810,312.1
   Mid Cap Growth ..............................................           3,843,946.6      226,222.2      (736,447.9)  3,333,720.9
   Perkins Mid Cap Value .......................................   k, am            --        1,016.3              --       1,016.3
   Perkins Small Company Value .................................   k, an            --           12.1              --          12.1
   Worldwide Growth ............................................           5,388,415.3      291,427.0    (1,050,999.1)  4,628,843.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                             NUMBER                                        NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                   NOTES*    OF YEAR       PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets ............................................              45,419.2       14,594.2       (18,309.6)     41,703.8
   International Equity ........................................               4,837.6        2,824.3        (2,227.8)      5,434.1
   US Small Cap Equity .........................................      al   1,131,941.5       77,326.0      (372,940.6)    836,326.9
   US Strategic Equity .........................................       l     243,925.9       33,981.3      (174,480.0)    103,427.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I .........................................       b            --        3,992.7        (3,105.3)        887.4
   Capital and Income I ........................................       b            --          522.5            (3.0)        519.5
   Fundamental Value I .........................................       b            --        5,997.8        (4,583.2)      1,414.6
   Large Cap Growth I ..........................................       b            --        5,173.3        (3,305.9)      1,867.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ......................................       c       4,288.4        4,915.3        (4,516.6)      4,687.1
   Government ..................................................       d            --        1,339.6          (776.8)        562.8
   Strategic Bond ..............................................       c     176,754.5       26,947.3       (88,161.7)    115,540.1
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ...........................................       e       2,382.0             --        (2,382.0)           --
   All Cap Value ...............................................       f         695.1        4,058.6        (4,753.7)           --
   Large Cap Growth ............................................       g       2,193.8           19.4        (2,213.2)           --
   Total Return ................................................       h         423.5             --          (423.5)           --
LORD ABBETT SERIES FUND:
   America's Value .............................................             288,924.5      101,617.3       (96,913.7)    293,628.1
   Growth and Income ...........................................           3,533,540.4      328,193.5      (807,043.3)  3,054,690.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ............................................       m          79.1            6.3            (8.8)         76.6
   Short Duration Bond .........................................       n     858,838.0      155,190.2      (227,854.4)    786,173.8
   Small-Cap Growth ............................................      aj       9,059.5        5,015.1       (10,302.5)      3,772.1
   Mid-Cap Growth ..............................................             233,590.5      119,182.9      (138,179.3)    214,594.1
   Partners ....................................................           1,318,393.7      274,954.2      (485,219.2)  1,108,128.7
   Regency .....................................................             156,383.7        9,784.9       (87,968.6)     78,200.0
   Socially Responsive .........................................              16,463.5        3,809.1       (13,031.1)      7,241.5
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................................       k            --    1,192,336.8      (144,398.2)  1,047,938.6
   JNF Equity ..................................................       k            --    2,916,117.0      (444,919.0)  2,471,198.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................................                    --        5,121.7        (3,124.2)      1,997.5
   CommodityRealReturn Strategy ................................               3,087.5        4,226.2        (3,894.4)      3,419.3
   Emerging Markets Bond .......................................                 335.2          399.8            (2.7)        732.3
   Foreign Bond US Dollar-Hedged ...............................                 236.7        2,532.2        (1,413.0)      1,355.9
   Global Bond Unhedged ........................................                    --        1,841.6        (1,570.8)        270.8
   High Yield ..................................................                 135.9        1,976.9        (1,566.7)        546.1
   Long Term US Government .....................................                    --        5,802.1        (3,889.8)      1,912.3
   Low Duration ................................................                    --        1,405.0        (1,405.0)           --
   Money Market ................................................              76,403.9    1,194,242.9      (419,867.6)    850,779.2
   Real Return .................................................             379,230.2       77,664.9      (193,170.9)    263,724.2
   RealEstateRealReturn Strategy ...............................               1,487.8        2,789.1        (3,364.5)        912.4
   Short-Term ..................................................              28,544.5        7,483.8       (20,118.1)     15,910.2
   Total Return ................................................             736,593.6      405,737.3      (263,305.8)    879,025.1
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...................................................      af       3,987.0        1,707.7        (5,694.7)           --
   Cullen Value ................................................                    --        1,496.6           (82.8)      1,413.8
   Emerging Markets ............................................                 449.1       47,209.2       (12,765.6)     34,892.7
   Equity Income ...............................................             753,584.9      114,517.6      (452,328.3)    415,774.2
   Fund ........................................................             367,954.5       38,350.6      (245,717.8)    160,587.3
   High Yield ..................................................               3,352.4        4,103.3        (1,894.6)      5,561.1
   International Value .........................................               8,703.8       13,062.2        (8,931.4)     12,834.6
   Mid Cap Value ...............................................               3,944.0        4,051.3        (4,889.9)      3,105.4
   Money Market ................................................               5,814.7             --              --       5,814.7
   Small Cap Value .............................................                    --          771.4           (41.4)        730.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                   NOTES*    OF YEAR       PURCHASED      REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (continued):
   Strategic Income .......................................                      357.4        2,642.7           (18.7)      2,981.4
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................                  364,455.3       86,236.7      (217,328.8)    233,363.2
   Small-Cap ..............................................                  481,320.7       32,754.1      (224,242.3)    289,832.5
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................                   75,859.8       10,954.1        (4,786.2)     82,027.7
   CLS AdvisorOne Clermont ................................                   38,255.6        6,069.0        (2,924.4)     41,400.2
   Absolute Return Strategies .............................                    9,294.8           28.4        (9,323.2)           --
   Banking ................................................                    1,375.1        2,654.2        (3,406.4)        622.9
   Basic Materials ........................................                    7,273.6       12,838.2        (7,002.6)     13,109.2
   Biotechnology ..........................................                    5,531.3        3,358.0        (2,744.5)      6,144.8
   Commodities Strategy ...................................            o         562.7        7,551.1          (654.4)      7,459.4
   Consumer Products ......................................                    1,069.7          305.5          (480.6)        894.6
   Dow 2X Strategy ........................................            p       5,084.5       18,596.7       (18,105.1)      5,576.1
   Electronics ............................................                      429.7        1,595.8        (1,608.0)        417.5
   Energy .................................................                   28,488.3       12,065.6       (16,965.8)     23,588.1
   Energy Services ........................................                   20,101.8       27,621.2       (15,048.3)     32,674.7
   Essential Portfolio Conservative .......................                   10,883.9          605.4        (1,766.6)      9,722.7
   Essential Portfolio Moderate ...........................                    1,524.9          151.0            (2.8)      1,673.1
   Europe 1.25X Strategy ..................................            q       2,300.8        9,889.5        (9,153.9)      3,036.4
   Financial Services .....................................                    1,644.3        3,846.7        (5,274.6)        216.4
   Government Long Bond 1.2X Strategy .....................            r      54,366.9      196,144.3      (193,141.1)     57,370.1
   Health Care ............................................                   31,529.2       27,672.1       (13,077.8)     46,123.5
   Internet ...............................................                      801.5        2,698.6        (3,209.9)        290.2
   Inverse Dow 2X Strategy ................................            s         427.9       13,843.1       (13,427.0)        844.0
   Inverse Government Long Bond Strategy ..................            t      29,519.8      186,560.2      (169,565.0)     46,515.0
   Inverse Mid-Cap Strategy ...............................            u         313.8             --              --         313.8
   Inverse NASDAQ-100(R) Strategy .........................            v       3,883.3       27,358.9       (28,468.1)      2,774.1
   Inverse Russell 2000 Strategy ..........................            w       9,377.2       55,459.9       (61,198.9)      3,638.2
   Inverse S&P 500 Strategy ...............................            x      23,060.1      125,920.7      (123,910.4)     25,070.4
   Japan 1.25X Strategy ...................................            y       3,596.2       10,177.6       (11,084.6)      2,689.2
   Large-Cap Growth .......................................                    1,579.0        4,714.3        (4,546.1)      1,747.2
   Large-Cap Value ........................................                   11,880.5       34,999.5       (41,188.8)      5,691.2
   Leisure ................................................                    1,057.0       10,706.8       (11,674.3)         89.5
   Mid Cap 1.5X Strategy ..................................            z      39,624.7       73,944.9       (51,833.1)     61,736.5
   Mid-Cap Growth .........................................                    3,356.9       23,696.5       (14,015.1)     13,038.3
   Mid-Cap Value ..........................................                    4,053.1       13,833.5       (13,143.1)      4,743.5
   Multi-Cap Core Equity ..................................                      438.1          406.3          (464.6)        379.8
   Nova ...................................................                   19,487.5        9,022.6       (17,754.7)     10,755.4
   NASDAQ-100(R) 2X Strategy ..............................           aa       4,882.9       38,600.9       (30,797.3)     12,686.5
   NASDAQ-100(R) ..........................................           ak      84,072.7       40,854.1       (58,656.0)     66,270.8
   Precious Metals ........................................                   14,455.2       32,792.6       (32,797.9)     14,449.9
   Real Estate ............................................                   17,924.5        4,392.8       (11,607.9)     10,709.4
   Retailing ..............................................                         --        1,613.6        (1,613.6)           --
   Russell 2000 1.5X Strategy                                         ab      62,066.1       33,461.1       (57,181.1)     38,346.1
   Russell 2000 2X Strategy ...............................           ac           8.6        3,656.5        (3,638.7)         26.4
   S&P 500 2X Strategy ....................................           ad       3,614.0       16,643.0       (13,297.9)      6,959.1
   Sector Rotation ........................................                   10,974.8       21,858.1       (14,643.7)     18,189.2
   Small-Cap Growth .......................................                      757.0       21,700.7       (21,523.3)        934.4
   Small-Cap Value ........................................                    4,237.7        9,128.5       (10,226.3)      3,139.9
   Technology .............................................                   21,439.2        1,611.4       (16,231.1)      6,819.5
   Telecommunications .....................................                    6,583.0        2,103.9        (1,516.6)      7,170.3
   Transportation .........................................                    1,247.9          565.7        (1,409.1)        404.5
   U.S. Government Money Market ...........................                  914,146.8    1,884,401.9    (1,888,969.2)    909,579.5
   Utilities ..............................................                   10,493.2       16,568.4       (15,696.3)     11,365.3
   Weakening Dollar 2X Strategy ...........................           ae         505.6        4,114.4        (2,665.8)      1,954.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                            BEGINNING       UNITS            UNITS         END
                                                               NOTES*        OF YEAR      PURCHASED        REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ...........................                  856,741.5       43,817.8      (357,169.6)    543,389.7
   Global Technology ......................................                  499,329.3       23,576.4      (190,037.9)    332,867.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................                  713,852.3      219,166.9      (248,756.2)    684,263.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ........................................                  136,054.8       40,995.5       (84,988.6)     92,061.7
   Bond ...................................................                  379,229.6       64,345.7      (134,485.7)    309,089.6
   Emerging Markets .......................................                  921,518.3      185,121.8      (299,005.3)    807,634.8
   Hard Assets ............................................                  886,639.9      276,809.3      (218,036.4)    945,412.8
   Real Estate ............................................                  392,866.3       51,461.0      (181,238.2)    263,089.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                  200,960.5       21,905.3       (37,972.3)    184,893.5
   Opportunity ............................................                1,055,260.3       83,270.8      (242,727.6)    895,803.5
------------------------------------------------------------------------------------------------------------------------------------
   TOTALS .................................................               75,534,902.5   16,012,688.9   (33,848,861.9) 57,698,729.5
====================================================================================================================================

*      See Footnote 8 for details

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change on September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change on March 26, 2008.

h)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

i) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

j) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

k) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

m) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

n) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

o) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

      FOR THE PERIOD ENDING DECEMBER 31, 2007:

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

af)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

ag) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

ah) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

ai) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

aj) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

ak) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

al) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

am) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

an) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E as of December 31, 2008, the related statements of operations and changes in net assets for the years ended December 31, 2008 and 2007, and the financial highlights for each of the five years for the period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2008, the results of its operations, changes in its net assets for the years ended December 31, 2008 and 2007, and financial highlights for each of the five years for the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 31, 2009

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                             SPONSOR
                             Jefferson National Life Insurance Company

                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

84

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2008 and 2007, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2008 and for each of the two years then ended December 31, 2008.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

 (1)      (a)                Resolution of Board of Directors of the Company authorizing the establishment of the           (10)
                             Separate Account.

          (b)                Resolution Changing the Name of the Separate Account                                           (1)

 (2)                         Not Applicable.

 (3)      (a)       (i)      Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account     (1)
                             and Inviva Securities Corporation.

                    (ii)     Form of Amendment to the Principal Underwriter's Agreement                                     (1)

          (b)                Form of Selling Agreement                                                                      (1)

 (4)      (a)                Form of Individual Contract - Achievement. (CVIC-4047)                                         (1)

          (b)                Form of Individual Contract - Educator. (CVIC-4048)                                            (1)

          (c)                Form of Group Contract. (CVIC-4048)                                                            (2)

          (d)                Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)        (1)

          (e)                Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.        (1)
                             (CVIC-4020)

          (f)                Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)    (1)

 (5)                         Form of Application for Individual Annuity Contract. (JNL-6000)                                (1)

 (6)      (a)                Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.          (1)

          (b)                Amended and Restated By-Laws of the Company.                                                   (1)

 (7)                         Not Applicable.

 (8)      (a)                Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco   (1)
                             Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

                    (i)      Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by   (13)
                             and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance
                             Company.

          (b)       (i)      Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National      (3)
                             Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                             Corporation dated May 1, 2003.

                    (ii)     Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M        (1)
                             Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                    (iii)    Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M          (13)
                             Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                    (iv)     Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M          (15)
                             Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

          (c)       (i)      Form of Participation Agreement among the Alger American Fund, Great American Reserve          (4)
                             Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                    (ii)     Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger        (5)
                             American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                             dated March 31, 1995.

                    (iii)    Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger        (5)
                             American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                             dated March 31, 1995.

                    (iv)     Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among      (1)
                             the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
                             Company, Inc. dated March 31, 1995.

                    (v)      Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American    (13)
                             Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March
                             31, 1995.

                    (vi)     Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American    (15)
                             Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March
                             31, 1995.

          (d)       (i)      Form of Participation Agreement between Great American Reserve Insurance Company and           (4)
                             American Century Investment Services as of 1997.

                    (ii)     Form of Amendment dated November 15, 1997 to the Participation Agreement between Great         (5)
                             American Reserve Insurance Company and American Century Investment Services as of 1997.

                    (iii)    Form of Amendment dated December 31, 1997 to the Participation Agreement between Great         (5)
                             American Reserve Insurance Company and American Century Investment Services as of 1997.

                    (iv)     Form of Amendment dated January 13, 2000 to the Participation Agreement between Great          (5)
                             American Reserve Insurance Company and American Century Investment Services as of 1997.

                    (v)      Form of Amendment dated February 9, 2001 to the Participation Agreement between Great          (5)
                             American Reserve Insurance Company and American Century Investment Services as of 1997.

                    (vi)     Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement       (1)
                             between Great American Reserve Insurance Company and American Century Investment Services as
                             of 1997.

                    (vii)    Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson          (11)
                             National Life Insurance Company and American Century Investment Services as of 1997.

                    (viii)   Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson           (13)
                             National Life Insurance Company and American Century Investment Services as of 1997.

                    (ix)     Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson           (14)
                             National Life Insurance Company and American Century Investment Services.

          (e)       (i)      Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance      (5)
                             Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                             Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                    (ii)     Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by     (5)
                             and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                             Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                             Dreyfus Investment Portfolios.

                    (iii)    Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and    (1)
                             among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                             Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                             Dreyfus Investment Portfolios.

                    (iv)     Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among     (1)
                             Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                             Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                             Investment Portfolios.


                    (v)      Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and    (11)
                             among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                             Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                             and Dreyfus Investment Portfolios.

          (f)       (i)      Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve        (4)
                             Insurance Company and Insurance Management Series, Federated Securities Corp.


                    (ii)     Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among   (5)
                             Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                    (iii)    Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995    (5)
                             by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                             Securities Corp.

                    (iv)     Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among   (1)
                             Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                    (v)      Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and  (13)
                             among Jefferson National Life Insurance Company, Federated Insurance Series and Federated
                             Securities Corp.

          (g)       (i)      Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First  (6)
                             American Asset Management and Conseco Variable Insurance Company dated 2001.


                    (ii)     Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First       (5)
                             American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                             Insurance Company dated 2001.

                    (iii)    Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First          (1)
                             American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                             Insurance Company dated 2001.

          (h)       (i)      Form of Participation Agreement among Janus Aspen Series and Jefferson National Life           (1)
                             Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                    (ii)     Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series     (11)
                             and Jefferson National Life Insurance Company dated May 1, 2003.

                    (iii)    Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series,   (13)
                             Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

                    (iv)     Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series,   (15)
                             Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001
                             (Service and Institutional)

          (i)       (i)      Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset             (1)
                             Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                             dated May 1, 2003.

                    (ii)     Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement  (1)
                             Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson
                             National Life Insurance Company dated May 1, 2003.

          (j)       (i)      Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and       (4)
                             Great American Reserve Insurance Company.

                    (ii)     Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997   (7)
                             by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.


                    (iii)    Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by     (1)
                             and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                    (iv)     Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life   (16)
                             Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

          (k)       (i)      Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers    (5)
                             Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                             American Reserve Insurance Company.


                    (ii)     Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by     (5)
                             and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger
                             Berman Management Incorporated and Conseco Variable Insurance Company.

                    (iii)    Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997   (5)
                             by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                             Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

                    (iv)     Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by     (8)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

                    (v)      Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by   (1)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

                    (vi)     Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by     (11)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

                    (vii)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by     (13)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

                    (viii)   Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by     (14)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

                    (ix)     Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by     (16)
                             and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                             Incorporated and Jefferson National Life Insurance Company.

          (l)       (i)      Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance        (1)
                             Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and
                             amended dated April 13, 2004 thereto.

                    (ii)     Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and    (11)
                             among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                             Life Insurance Company.

                    (iii)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and    (13)
                             among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                             Life Insurance Company.

                    (iv)     Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and    (15)
                             among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson
                             National Life Insurance Company.

                    (v)      Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and    (16)
                             among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson
                             National Life Insurance Company.

          (m)       (i)      Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,       (1)
                             Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                             Funds Distributor, Inc.

                    (ii)     Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable      (11)
                             Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                             Inc. and Pioneer Funds Distributor, Inc.

                    (iii)    Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable          (13)
                             Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                             Inc. and Pioneer Funds Distributor, Inc.

                    (iv)     Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable          (15)
                             Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                             Inc. and Pioneer Funds Distributor, Inc.

                    (v)      Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable          (16)
                             Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                             Inc. and Pioneer Funds Distributor, Inc.

          (n)                Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &     (1)
                             Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                             Corporation and Form of Amendment dated April 5, 2004 thereto.

                    (i)      Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund,       (13)
                             Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                             Corporation.

                    (ii)     Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund,       (15)
                             Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National
                             Securities Corporation.

          (o)       (i)      Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance   (9)
                             Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                    (ii)     Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24,  (1)
                             2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                             Financial Services, Inc.

                    (iii)    Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,     (11)
                             2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                             Services, Inc.

                    (iv)     Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24,     (13)
                             2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                             Financial Services, Inc.

                    (v)      Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24,  (15)
                             2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex
                             Distributors, Inc.

          (p)       (i)      Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance     (1)
                             Company and Citigroup Global Markets Inc.

                    (ii)     Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004    (11)
                             between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.
                                                                                                                            (14)
                    (iii)    Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg
                             Mason)

          (q)       (i)      Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,      (6)
                             Seligman Advisors, Inc. and Conseco Variable Insurance Company.


                    (ii)     Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by   (5)
                             and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                             Company.

                    (iii)    Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by     (1)
                             and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                             Company.

                    (iv)     Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among     (1)
                             Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                    (v)      Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and    (13)
                             among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                             Insurance Company.

                    (vi)     Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by     (15)
                             and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                             Insurance Company.

          (r)       (i)      Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve       (5)
                             Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong
                             Capital Management, Inc. and Strong Funds Distributors, Inc.

                    (ii)     Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by   (5)
                             and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc.,
                             Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                             Distributors, Inc.

                    (iii)    Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by   (5)
                             and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                             Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                    (iv)     Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and   (5)
                             among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                             Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                    (v)      Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated    (1)
                             April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                             Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                             Investments, Inc.

          (s)       (i)      Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management    (8)
                             LLC and Jefferson National Life Insurance Company.

                    (ii)     Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with    (1)
                             by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

          (t)       (i)      Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable          (5)
                             Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                    (ii)     Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000    (5)
                             by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                             Eck Associates Corporation.

                    (iii)    Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000    (5)
                             by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                             Eck Associates Corporation.

                    (iv)     Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and      (8)
                             among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                             National Life Insurance Company.

          (u)       (i)      Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund   (1)
                             Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

                    (ii)     Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life    (1)
                             Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                             funds dated May 1, 2003.

          (v)       (i)      Form of Participation Agreement between Jefferson National Life Insurance Company, Wells       (11)
                             Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.

                    (ii)     Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National      (13)
                             Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust
                             dated April 8, 2005.

                    (iii)    Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National      (15)
                             Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds
                             Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

          (w)       (i)      Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty    (11)
                             Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

                    (ii)     Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National      (13)
                             Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May
                             1, 2005.

                    (iii)    Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National      (15)
                             Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May
                             1, 2005.

          (x)       (i)      Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance    (13)
                             Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated
                             May 1, 2006.

                    (ii)     Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson     (15)
                             National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments,
                             Inc. dated May 1, 2006.

          (y)       (i)      Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National  (14)
                             Life Insurance Company dated May 1, 2007

                    (ii)     Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson   (15)
                             National Life Insurance Company dated March 18, 2008.

(9)                          Opinion and Consent of Counsel.                                                                (15)

(10)                         Consent of Independent Registered Public Accounting Firm.                                      (15)

(11)                         Financial Statements omitted from Item 23 above.                                               N/A

(12)                         Initial Capitalization Agreement.                                                              N/A

(13)      (a)       (i)      Powers of Attorney                                                                             (1)

                    (ii)     Powers of Attorney- Laurence Greenberg                                                         (12)

                    (iii)    Powers of Attorney - Robert Jefferson                                                          (13)

                    (iv)     Powers of Attorney - for Joseph F. Vap                                                         (16)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16) Filed herwith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Chief Financial Officer and Treasurer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

------------------     -------------     -------------
  Smilow & Hecht        Inviva, Inc.     Series A, A-2,
  have more than         Management        B, C and D
70% voting control     and Employees      Convertible
 through Inviva,        (see note 2        Preferred
 LLC (see note 1           below)          Stock (see
      below)                             notes 3, 4, 5
                                          and 6 below)
------------------     -------------     -------------
         |                   |                 |
         |                   |                 |
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
                              Inviva, Inc.                            JNFC ESOP    Inviva, L.L.C.  Trimaran Inviva  Others
(owns 100% of JNF Holding Company, Inc. and 11.3% of JNFC directly,  (owns 11.98%   (owns 17.5%       TRPS, LLC      7.92%
      therefore, directly and indirectly, owns 45.1% of JNFC)          of JNFC)       of JNFC)       (owns 17.5%
                                                                                                       of JNFC)
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
             |                                                             |             |                |            |
             |                                                             |             |                |            |
       -------------                                                       |             |                |            |
        JNF Holding                                                        |             |                |            |
       Company, Inc.                                                       |             |                |            |
        (owns 33.8%                                                        |             |                |            |
          of JNFC                                                          |             |                |            |
       -------------                                                       |             |                |            |
             |                                                             |             |                |            |
             |                                                             |             |                |            |
---------------------------------------------------------------------------------------------------------------------------
                                          Jefferson National Financial Corp. ("JNFC")
                                                     (owns 100% of JNL)
---------------------------------------------------------------------------------------------------------------------------
            |                                |                                    |                           |
            |                                |                                    |                           |
---------------------------   -----------------------                  -----------------------    -------------------------
     Jefferson National          Jefferson National                    JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)    Life Insurance Company
                                   ("JNL") (TX)
---------------------------   -----------------------                  -----------------------    -------------------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 4, 2009, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 10,551 of which 10,089 were qualified contracts and 462 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                            POSITIONS AND OFFICES

Craig A. Hawley                       President, General Counsel and Secretary
Robert B. Jefferson*                  Director*
Jon Hurd                              Chief Financial Officer


* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c) JNSC retains no compensation or commissions from the registrant.

                                                   COMPENSATION
                             NET UNDERWRITING     ON REDEMPTION
     NAME OF PRINCIPAL        DISCOUNTS AND             OR           BROKERAGE
        UNDERWRITER            COMMISSIONS        ANNUITIZATION     COMMISSIONS     COMPENSATION
Jefferson National                 None                None             None            None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 20 and 20 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2009.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                TITLE                     DATE
/s/ David A. Smilow*              Chairman of the Board                  4/16/09
Name: David Smilow

/s/ Tracey Hecht Smilow*          Director                               4/16/09
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*        Director, Chief Executive Officer      4/16/09
Name: Laurence Greenberg          and President

/s/ Joseph F. Vap*                Chief Financial Officer and            4/16/09
Name: Joseph F. Vap               Treasurer

/s/ Dean C. Kehler*               Director                               4/16/09
Name: Dean C. Kehler

/s/ Robert Jefferson*             Director                               4/16/09
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name: Craig A. Hawley                                                    4/16/09
Attorney in Fact

                                  EXHIBIT INDEX

(8)   (j)  (iv)   Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett
                  Series Fund, Inc. and Lord Abbett Distributor LLC.

      (k)  (ix)   Form of Amendment dated May 1, 2009 to the Participation
                  Agreement dated April 30, 1997 by and among Neuberger Berman
                  Advisers Management Trust, Neuberger Berman Management
                  Incorporated and Jefferson National Life Insurance Company.

      (l)  (v)    Form of Amendment dated May 1, 2009 to the Participation
                  Agreement dated May 1, 2003 by and among PIMCO Variable
                  Insurance Trust, Alliance Global Investor Distributors LLC and
                  Jefferson National Life Insurance Company.

      (m)  (v)    Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life
                  Insurance Company, Pioneer Investment Management, Inc. and
                  Pioneer Funds Distributor, Inc.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.

(13)  (a)  (iv)   Powers of Attorney - for Joseph F. Vap